UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03006

John Hancock Bond Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	May 31
Date of reporting period:	November 30, 2023

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared the following semiannual reports to shareholders for the period ended November 30, 2023:

John Hancock ESG Core Bond Fund

John Hancock Government Income Fund

John Hancock High Yield Fund

John Hancock Investment Grade Bond Fund

John Hancock Short Duration Bond Fund

Semiannual report
John Hancock
ESG Core Bond Fund
Fixed income
November 30, 2023
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
Bonds posted mixed results for the six months ended November 30, 2023. Bond yields stayed elevated for most of the period, putting downward pressure on bond prices. The U.S. Federal Reserve raised short-term rates in July, then held rates steady at its policy meetings in September, October, and November. Most of the world’s central banks kept rates steady during this time as well. Investors started to hope that the banks are finished with their series of interest-rate hikes and could start lowering rates as soon as mid-2024.
As a result, bond yields declined sharply around the globe in November, leading to a significant increase in bond prices. Intermediate- and long-term bond yields fell the most during the month, while the decline in short-term bond yields was more muted. The stable economy helped credit-sensitive sectors, such as bank loans and high-yield bonds, produce strong returns during the period. Regionally, North American bond markets posted the best returns, while bond markets in the Asia-Pacific region lagged.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
ESG Core Bond Fund

2	Your fund at a glance
3	Portfolio summary
4	Your expenses
6	Fund’s investments
13	Financial statements
16	Financial highlights
19	Notes to financial statements
26	Evaluation of advisory and subadvisory agreements by the Board of Trustees
33	More information
SEMIANNUAL REPORT | JOHN HANCOCK ESG CORE BOND FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks total return consisting of income and capital appreciation consistent with preservation of capital and maintenance of liquidity.
AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/2023 (%)

The Bloomberg U.S. Intermediate Government/Credit Index tracks the performance of intermediate-term U.S. government bonds, U.S. corporate bonds, and Yankee bonds.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK ESG CORE BOND FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 11/30/2023 (% of net assets)

QUALITY COMPOSITION AS OF 11/30/2023 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-23 and do not reflect subsequent downgrades or upgrades, if any.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK ESG CORE BOND FUND	3

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2023, with the same investment held until November 30, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on June 1, 2023, with the same investment held until November 30, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
4	JOHN HANCOCK ESG CORE BOND FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 6-1-2023	Ending value on 11-30-2023	Expenses paid during period ended 11-30-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,006.10	$4.11	0.82%
	Hypothetical example	1,000.00	1,020.90	4.14	0.82%
Class I	Actual expenses/actual returns	1,000.00	1,007.40	2.86	0.57%
	Hypothetical example	1,000.00	1,022.20	2.88	0.57%
Class R6	Actual expenses/actual returns	1,000.00	1,008.00	2.26	0.45%
	Hypothetical example	1,000.00	1,022.80	2.28	0.45%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK ESG CORE BOND FUND	5

Fund’s investments
AS OF 11-30-23 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 35.4%				$18,650,788
(Cost $19,257,252)
U.S. Government 31.8%				16,743,323
U.S. Treasury
Bond	4.750	02-15-37	780,000	809,829
Note	0.375	11-30-25	1,100,000	1,010,152
Note	0.500	05-31-27	1,970,000	1,722,442
Note	0.625	12-31-27	1,500,000	1,291,875
Note	0.750	03-31-26	1,480,000	1,356,744
Note	0.875	11-15-30	1,830,000	1,454,278
Note	1.625	09-30-26	2,265,000	2,096,010
Note	1.750	11-15-29	1,090,000	946,086
Note	1.875	02-15-32	1,110,000	920,910
Note	2.250	02-15-27	1,125,000	1,052,314
Note	2.375	05-15-29	925,000	836,619
Note	2.875	08-15-28	2,125,000	1,992,686
Note	3.375	05-15-33	555,000	512,855
Note	3.875	08-15-33	770,000	740,523
U.S. Government Agency 3.6%				1,907,465
Federal Home Loan Mortgage Corp. 30 Yr Pass Thru	3.500	03-01-48	180,909	161,638
Federal National Mortgage Association
15 Yr Pass Thru	5.000	08-01-38	564,863	558,765
30 Yr Pass Thru	3.000	05-01-48	166,933	144,375
30 Yr Pass Thru	3.500	02-01-45	86,243	78,481
30 Yr Pass Thru	3.500	09-01-46	202,048	182,546
30 Yr Pass Thru	3.500	07-01-47	109,985	98,372
30 Yr Pass Thru	4.000	07-01-44	69,631	65,541
30 Yr Pass Thru	4.000	10-01-47	149,748	139,594
30 Yr Pass Thru	4.000	07-01-56	68,739	62,105
30 Yr Pass Thru	4.000	07-01-56	59,287	53,576
30 Yr Pass Thru	4.500	01-01-46	113,311	108,718
30 Yr Pass Thru	4.500	03-01-47	69,644	66,668
30 Yr Pass Thru	4.500	08-01-56	60,770	57,148

30 Yr Pass Thru	5.000	11-01-39	130,726	129,938
Corporate bonds 40.0%				$21,073,012
(Cost $22,481,337)
Communication services 2.5%				1,315,174
Diversified telecommunication services 1.5%
AT&T, Inc.	4.300	02-15-30	445,000	421,023
Verizon Communications, Inc.	4.329	09-21-28	385,000	371,564
6	JOHN HANCOCK ESG CORE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Entertainment 0.5%
The Walt Disney Company	2.000	09-01-29	315,000	$271,985
Media 0.5%
Comcast Corp.	3.400	04-01-30	275,000	250,602
Consumer discretionary 1.8%				977,073
Automobiles 0.7%
American Honda Finance Corp.	1.200	07-08-25	395,000	370,889
Specialty retail 0.6%
Lowe’s Companies, Inc.	4.400	09-08-25	335,000	330,095
Textiles, apparel and luxury goods 0.5%
Tapestry, Inc.	7.350	11-27-28	274,000	276,089
Consumer staples 0.6%				297,608
Personal care products 0.6%
The Estee Lauder Companies, Inc.	4.375	05-15-28	305,000	297,608
Energy 1.9%				1,016,205
Oil, gas and consumable fuels 1.9%
Enbridge, Inc.	1.600	10-04-26	192,000	173,389
Enbridge, Inc.	4.250	12-01-26	185,000	179,830
Phillips 66	3.850	04-09-25	370,000	361,977
TotalEnergies Capital International SA	3.455	02-19-29	325,000	301,009
Financials 18.5%				9,740,005
Banks 13.4%
Bank of America Corp. (0.976% to 4-22-24, then Overnight SOFR + 0.690%)	0.976	04-22-25	325,000	317,870
Bank of America Corp. (1.898% to 7-23-30, then Overnight SOFR + 1.530%)	1.898	07-23-31	265,000	208,101
Bank of America Corp. (3.419% to 12-20-27, then 3 month CME Term SOFR + 1.302%)	3.419	12-20-28	200,000	183,721
Bank of Montreal	1.500	01-10-25	230,000	220,088
Citigroup, Inc. (1.122% to 1-28-26, then Overnight SOFR + 0.765%)	1.122	01-28-27	625,000	565,944
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%)	6.174	05-25-34	138,000	136,940
Citizens Bank NA (6.064% to 10-24-24, then Overnight SOFR + 1.450%)	6.064	10-24-25	594,000	572,760
Fifth Third Bancorp (6.361% to 10-27-27, then SOFR Compounded Index + 2.192%)	6.361	10-27-28	324,000	325,982
HSBC Holdings PLC (6.254% to 3-9-33, then Overnight SOFR + 2.390%)	6.254	03-09-34	290,000	295,361
International Bank for Reconstruction & Development	0.625	04-22-25	320,000	301,491
JPMorgan Chase & Co. (0.563% to 2-16-24, then Overnight SOFR + 0.420%)	0.563	02-16-25	330,000	325,941
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG CORE BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
JPMorgan Chase & Co. (3.702% to 5-6-29, then 3 month CME Term SOFR + 1.422%)	3.702	05-06-30	180,000	$164,780
JPMorgan Chase & Co. (4.452% to 12-5-28, then 3 month CME Term SOFR + 1.592%)	4.452	12-05-29	300,000	287,358
KeyCorp	2.550	10-01-29	320,000	257,401
Lloyds Banking Group PLC (1.627% to 5-11-26, then 1 Year CMT + 0.850%)	1.627	05-11-27	335,000	302,398
Mitsubishi UFJ Financial Group, Inc. (2.309% to 7-20-31, then 1 Year CMT + 0.950%)	2.309	07-20-32	345,000	275,282
Royal Bank of Canada	2.050	01-21-27	505,000	460,207
Sumitomo Mitsui Financial Group, Inc.	1.902	09-17-28	320,000	273,612
The PNC Financial Services Group, Inc.	1.150	08-13-26	472,000	422,456
The PNC Financial Services Group, Inc. (5.068% to 1-24-33, then Overnight SOFR + 1.933%)	5.068	01-24-34	210,000	196,925
The Toronto-Dominion Bank	0.750	09-11-25	413,000	380,380
The Toronto-Dominion Bank	4.108	06-08-27	220,000	211,585
Westpac Banking Corp.	1.150	06-03-26	415,000	377,137
Capital markets 3.0%
Morgan Stanley (6.342% to 10-18-32, then Overnight SOFR + 2.560%)	6.342	10-18-33	265,000	274,453
State Street Corp. (2.354% to 11-1-24, then Overnight SOFR + 0.940%)	2.354	11-01-25	400,000	387,285
The Bank of New York Mellon Corp. (4.414% to 7-24-25, then Overnight SOFR + 1.345%)	4.414	07-24-26	375,000	367,512
The Goldman Sachs Group, Inc. (1.093% to 12-9-25, then Overnight SOFR + 0.789%)	1.093	12-09-26	625,000	567,926
Consumer finance 0.6%
American Express Company	3.950	08-01-25	315,000	307,567
Insurance 1.5%
Aon Corp.	2.800	05-15-30	348,000	299,854
Lincoln National Corp.	3.050	01-15-30	205,000	171,939
Willis North America, Inc.	5.350	05-15-33	307,000	299,749
Health care 2.8%				1,452,987
Biotechnology 0.5%
Amgen, Inc.	5.250	03-02-33	253,000	250,440
Health care providers and services 1.2%
CVS Health Corp.	4.300	03-25-28	340,000	328,923
Seattle Children’s Hospital	1.208	10-01-27	325,000	278,075
Pharmaceuticals 1.1%
Astrazeneca Finance LLC	4.875	03-03-28	295,000	295,114
Merck & Company, Inc.	4.300	05-17-30	310,000	300,435
8	JOHN HANCOCK ESG CORE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials 3.4%				$1,798,643
Aerospace and defense 0.5%
Northrop Grumman Corp.	3.250	01-15-28	305,000	285,126
Building products 0.3%
Carrier Global Corp.	2.700	02-15-31	200,000	167,314
Ground transportation 0.6%
Ryder System, Inc.	1.750	09-01-26	342,000	309,636
Machinery 1.4%
CNH Industrial Capital LLC	1.450	07-15-26	440,000	398,410
John Deere Capital Corp.	5.150	09-08-33	331,000	334,089
Trading companies and distributors 0.6%
AerCap Ireland Capital DAC	3.000	10-29-28	345,000	304,068
Information technology 0.5%				272,673
Semiconductors and semiconductor equipment 0.5%
Intel Corp.	2.450	11-15-29	310,000	272,673
Materials 1.3%				669,609
Chemicals 0.3%
Eastman Chemical Company	4.500	12-01-28	165,000	157,860
Containers and packaging 0.4%
WRKCo, Inc.	3.750	03-15-25	115,000	111,935
WRKCo, Inc.	4.650	03-15-26	110,000	107,713
Metals and mining 0.6%
BHP Billiton Finance USA, Ltd.	4.750	02-28-28	295,000	292,101
Real estate 2.5%				1,338,268
Health care REITs 0.3%
Welltower OP LLC	2.750	01-15-32	206,000	166,794
Office REITs 1.2%
Alexandria Real Estate Equities, Inc.	4.900	12-15-30	305,000	292,054
Boston Properties LP	3.800	02-01-24	350,000	348,532
Retail REITs 0.5%
Simon Property Group LP	1.375	01-15-27	301,000	266,757
Specialized REITs 0.5%
American Tower Corp.	3.375	10-15-26	280,000	264,131
Utilities 4.2%				2,194,767
Electric utilities 3.7%
American Electric Power Company, Inc.	4.300	12-01-28	430,000	411,897
DTE Electric Company	2.250	03-01-30	350,000	295,164
Eversource Energy	1.650	08-15-30	355,000	278,108
Exelon Corp.	3.400	04-15-26	228,000	218,566
National Rural Utilities Cooperative Finance Corp.	1.350	03-15-31	257,000	193,379
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG CORE BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
NextEra Energy Capital Holdings, Inc.	4.900	02-28-28	294,000	$289,810
Xcel Energy, Inc.	4.000	06-15-28	275,000	261,991
Multi-utilities 0.5%

Public Service Electric & Gas Company	4.900	12-15-32	251,000	245,852
Municipal bonds 5.0%				$2,636,428
(Cost $2,875,461)
Bloomfield Township Board of Education (New Jersey)	1.523	09-01-27	155,000	136,715
California Health Facilities Financing Authority	1.829	06-01-29	250,000	212,691
California State University	1.740	11-01-30	210,000	169,581
City of Phoenix Civic Improvement Corp. (Arizona)	1.939	07-01-30	385,000	320,592
Geisinger Authority (Pennsylvania)	1.680	04-01-24	165,000	162,962
Kent Hospital Finance Authority (Michigan)	2.821	07-15-29	310,000	275,089
Municipal Improvement Corp. of Los Angeles (California)	1.341	11-01-26	270,000	242,247
New York City Housing Development Corp.	2.416	05-01-24	325,000	320,906
San Francisco City & County Airport Commission (California)	2.583	05-01-30	300,000	258,599
State Board of Administration Finance Corp. (Florida)	1.258	07-01-25	270,000	253,700

State of Hawaii	1.695	08-01-32	370,000	283,346
Collateralized mortgage obligations 5.2%				$2,715,167
(Cost $2,797,347)
Commercial and residential 3.9%				2,051,493
Bank5
Series 2023-5YR3, Class A3 (A)	6.724	09-15-56	259,000	269,006
Benchmark Mortgage Trust
Series 2023-V3, Class A3 (A)	6.363	07-15-56	215,000	220,006
BMO Mortgage Trust
Series 2023-5C2, Class A3 (A)	7.055	11-15-56	273,000	288,551
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class A5	3.137	02-10-48	302,000	292,594
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2016-DC2, Class A5	3.765	02-10-49	324,000	308,271
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class A4	3.719	07-15-50	194,000	186,533
Series 2015-C24, Class A4	3.732	05-15-48	508,000	486,532
U.S. Government Agency 1.3%				663,674
Federal National Mortgage Association
Series 2012-56, Class WB	3.500	05-25-42	114,476	100,928
Series 2013-31, Class NG	2.250	04-25-33	225,188	203,654
Series 2013-34, Class PA	2.000	08-25-42	214,403	192,712
10	JOHN HANCOCK ESG CORE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2016-36, Class BC	2.500	03-25-43	52,239	$49,942

Series 2017-M13, Class A2 (A)	3.029	09-25-27	124,108	116,438
Asset backed securities 12.9%				$6,820,535
(Cost $7,060,506)
Asset backed securities 12.9%				6,820,535
BA Credit Card Trust
Series 2022-A2, Class A2	5.000	04-15-28	266,000	265,385
CarMax Auto Owner Trust
Series 2020-4, Class A3	0.500	08-15-25	84,051	82,959
Series 2021-1, Class A3	0.340	12-15-25	121,168	118,638
Series 2021-2, Class A4	0.810	12-15-26	213,000	199,870
Series 2022-2, Class A3	3.490	02-16-27	174,000	170,680
CNH Equipment Trust
Series 2021-B, Class A3	0.440	08-17-26	148,621	143,143
Series 2021-C, Class A3	0.810	12-15-26	223,128	213,858
Series 2022-A, Class A3	2.940	07-15-27	124,000	119,922
Series 2022-B, Class A3	3.890	08-16-27	216,000	210,494
Daimler Trucks Retail Trust
Series 2023-1, Class A3	5.900	03-15-27	220,000	221,099
Fifth Third Auto Trust
Series 2023-1, Class A3	5.530	08-15-28	231,000	232,113
Ford Credit Auto Owner Trust
Series 2022-C, Class A3	4.480	12-15-26	215,000	212,556
GM Financial Automobile Leasing Trust
Series 2023-3, Class A3	5.380	11-20-26	304,000	303,185
GM Financial Consumer Automobile Receivables Trust
Series 2020-3, Class A3	0.450	04-16-25	15,060	14,987
Series 2021-2, Class A3	0.510	04-16-26	59,773	58,267
Harley-Davidson Motorcycle Trust
Series 2023-A, Class A3	5.050	12-15-27	190,000	188,565
Honda Auto Receivables Owner Trust
Series 2022-2, Class A3	3.730	07-20-26	340,000	333,074
Series 2023-4, Class A3	5.670	06-21-28	271,000	273,964
John Deere Owner Trust
Series 2021-B, Class A3	0.520	03-16-26	116,740	112,881
Series 2022-A, Class A3	2.320	09-16-26	191,311	186,290
Series 2022-C, Class A3	5.090	06-15-27	237,000	235,112
Mercedes-Benz Auto Receivables Trust
Series 2022-1, Class A3	5.210	08-16-27	443,000	441,099
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG CORE BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
U.S. Small Business Administration
Series 2012-20K, Class 1	2.090	11-01-32	144,206	$129,316
Series 2016-20J, Class 1	2.210	10-01-36	54,054	47,514
Series 2017-20H, Class 1	2.750	08-01-37	104,469	93,847
Series 2020-20H, Class 1	0.900	08-01-40	139,148	110,176
Series 2020-20I, Class 1	1.050	09-01-40	143,498	113,985
Series 2022-20E, Class 1	3.820	05-01-42	279,091	256,022
Series 2022-20F, Class 1	3.890	06-01-42	347,304	319,872
Series 2022-20G, Class 1	3.810	07-01-42	133,125	121,812
Series 2022-20J, Class 1	4.890	10-01-42	178,137	172,572
Series 2022-20K, Class 1	4.980	11-01-42	190,682	185,735
Series 2023-20E, Class 1	4.600	05-01-43	331,111	315,186
Verizon Master Trust
Series 2022-2, Class A	1.530	07-20-28	431,000	412,017
Series 2022-7, Class A1A (5.230% to 11-20-24, then 5.980% thereafter)	5.230	11-22-27	205,000	204,340

	Yield (%)	Shares	Value
Short-term investments 0.9%			$443,205
(Cost $443,205)
Short-term funds 0.9%			443,205
JPMorgan U.S. Government Money Market Fund, Institutional Class	5.2342(B)	443,206	443,205

Total investments (Cost $54,915,108) 99.4%	$52,339,135
Other assets and liabilities, net 0.6%	340,166
Total net assets 100.0%	$52,679,301

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(B)	The rate shown is the annualized seven-day yield as of 11-30-23.
At 11-30-23, the aggregate cost of investments for federal income tax purposes was $55,306,588. Net unrealized depreciation aggregated to $2,967,453, of which $78,119 related to gross unrealized appreciation and $3,045,572 related to gross unrealized depreciation.
12	JOHN HANCOCK ESG CORE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-23 (unaudited)

Assets
Unaffiliated investments, at value (Cost $54,915,108)	$52,339,135
Dividends and interest receivable	301,453
Receivable for fund shares sold	149,898
Receivable from affiliates	518
Other assets	51,051
Total assets	52,842,055
Liabilities
Distributions payable	40,175
Payable for fund shares repurchased	72,440
Payable to affiliates
Accounting and legal services fees	2,434
Transfer agent fees	5,403
Trustees’ fees	111
Other liabilities and accrued expenses	42,191
Total liabilities	162,754
Net assets	$52,679,301
Net assets consist of
Paid-in capital	$60,071,653
Total distributable earnings (loss)	(7,392,352)
Net assets	$52,679,301

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($2,193,919 ÷ 242,446 shares)[1]	$9.05
Class I ($49,955,496 ÷ 5,520,970 shares)	$9.05
Class R6 ($529,886 ÷ 58,513 shares)	$9.06
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$9.43

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG Core Bond Fund	13

STATEMENT OF OPERATIONS For the six months ended 11-30-23 (unaudited)

Investment income
Interest	$1,031,644
Dividends	21,354
Total investment income	1,052,998
Expenses
Investment management fees	129,605
Distribution and service fees	2,772
Accounting and legal services fees	5,876
Transfer agent fees	33,879
Trustees’ fees	683
Custodian fees	19,865
State registration fees	32,117
Printing and postage	5,703
Professional fees	34,453
Other	7,551
Total expenses	272,504
Less expense reductions	(106,247)
Net expenses	166,257
Net investment income	886,741
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(980,269)
(980,269)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	437,152
437,152
Net realized and unrealized loss	(543,117)
Increase in net assets from operations	$343,624
14	JOHN HANCOCK ESG Core Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-23 (unaudited)	Year ended 5-31-23
Increase (decrease) in net assets
From operations
Net investment income	$886,741	$1,479,157
Net realized loss	(980,269)	(2,851,838)
Change in net unrealized appreciation (depreciation)	437,152	566,999
Increase (decrease) in net assets resulting from operations	343,624	(805,682)
Distributions to shareholders
From earnings
Class A	(33,048)	(51,838)
Class I	(887,543)	(1,598,240)
Class R6	(6,151)	(6,171)
Total distributions	(926,742)	(1,656,249)
From fund share transactions	(6,893,000)	1,400,496
Total decrease	(7,476,118)	(1,061,435)
Net assets
Beginning of period	60,155,419	61,216,854
End of period	$52,679,301	$60,155,419
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG Core Bond Fund	15

Financial highlights
CLASS A SHARES Period ended	11-30-23[1]	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$9.13	$9.43	$10.39	$10.65	$10.14	$9.85
Net investment income[2]	0.13	0.19	0.09	0.15	0.18	0.18
Net realized and unrealized gain (loss) on investments	(0.08)	(0.28)	(0.81)	(0.15)	0.54	0.31
Total from investment operations	0.05	(0.09)	(0.72)	—	0.72	0.49
Less distributions
From net investment income	(0.13)	(0.21)	(0.16)	(0.18)	(0.21)	(0.20)
From net realized gain	—	—	(0.08)	(0.08)	—	—
Total distributions	(0.13)	(0.21)	(0.24)	(0.26)	(0.21)	(0.20)
Net asset value, end of period	$9.05	$9.13	$9.43	$10.39	$10.65	$10.14
Total return (%)[3,4]	0.61[5]	(0.89)	(7.04)	(0.03)	7.16	5.04
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$2	$1	$6	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.19[6]	1.16	1.10	1.12	1.15	1.12
Expenses including reductions	0.82[6]	0.82	0.86	0.87	0.87	0.86
Net investment income	2.84[6]	2.08	0.94	1.37	1.76	1.81
Portfolio turnover (%)	24	75	47	50	34	37

[1]	Six months ended 11-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
16	JOHN HANCOCK ESG Core Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	11-30-23[1]	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$9.13	$9.43	$10.39	$10.64	$10.14	$9.85
Net investment income[2]	0.14	0.21	0.12	0.16	0.21	0.20
Net realized and unrealized gain (loss) on investments	(0.07)	(0.27)	(0.81)	(0.12)	0.52	0.31
Total from investment operations	0.07	(0.06)	(0.69)	0.04	0.73	0.51
Less distributions
From net investment income	(0.15)	(0.24)	(0.19)	(0.21)	(0.23)	(0.22)
From net realized gain	—	—	(0.08)	(0.08)	—	—
Total distributions	(0.15)	(0.24)	(0.27)	(0.29)	(0.23)	(0.22)
Net asset value, end of period	$9.05	$9.13	$9.43	$10.39	$10.64	$10.14
Total return (%)[3]	0.74[4]	(0.64)	(6.83)	0.34	7.32	5.29
Ratios and supplemental data
Net assets, end of period (in millions)	$50	$58	$58	$61	$58	$55
Ratios (as a percentage of average net assets):
Expenses before reductions	0.94[5]	0.91	0.85	0.87	0.90	0.89
Expenses including reductions	0.57[5]	0.57	0.61	0.62	0.62	0.63
Net investment income	3.09[5]	2.30	1.19	1.53	2.01	2.05
Portfolio turnover (%)	24	75	47	50	34	37

[1]	Six months ended 11-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG Core Bond Fund	17

CLASS R6 SHARES Period ended	11-30-23[1]	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$9.14	$9.43	$10.39	$10.65	$10.14	$9.85
Net investment income[2]	0.15	0.19	0.13	0.17	0.22	0.21
Net realized and unrealized gain (loss) on investments	(0.08)	(0.23)	(0.81)	(0.13)	0.54	0.31
Total from investment operations	0.07	(0.04)	(0.68)	0.04	0.76	0.52
Less distributions
From net investment income	(0.15)	(0.25)	(0.20)	(0.22)	(0.25)	(0.23)
From net realized gain	—	—	(0.08)	(0.08)	—	—
Total distributions	(0.15)	(0.25)	(0.28)	(0.30)	(0.25)	(0.23)
Net asset value, end of period	$9.06	$9.14	$9.43	$10.39	$10.65	$10.14
Total return (%)[3]	0.80[4]	(0.42)	(6.73)	0.35	7.54	5.41
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$—[5]	$1	$1	$1	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.82[6]	0.80	0.75	0.77	0.79	0.77
Expenses including reductions	0.45[6]	0.46	0.51	0.51	0.51	0.51
Net investment income	3.28[6]	2.09	1.30	1.63	2.13	2.16
Portfolio turnover (%)	24	75	47	50	34	37

[1]	Six months ended 11-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
18	JOHN HANCOCK ESG Core Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock ESG Core Bond Fund (the fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek total return consisting of income and capital appreciation consistent with preservation of capital and maintenance of liquidity.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology
SEMIANNUAL REPORT | JOHN HANCOCK ESG Core Bond Fund	19

used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2023, by major security category or type:
	Total value at 11-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$18,650,788	—	$18,650,788	—
Corporate bonds	21,073,012	—	21,073,012	—
Municipal bonds	2,636,428	—	2,636,428	—
Collateralized mortgage obligations	2,715,167	—	2,715,167	—
Asset backed securities	6,820,535	—	6,820,535	—
Short-term investments	443,205	$443,205	—	—
Total investments in securities	$52,339,135	$443,205	$51,895,930	—
Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until
20	JOHN HANCOCK ESG Core Bond Fund | SEMIANNUAL REPORT

after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2023, the fund had no borrowings under the line of credit. Commitment fees for the six months ended November 30, 2023 were $1,690.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2023, the fund has a short-term capital loss carryforward of $1,131,366 and a long-term capital loss carryforward of $2,252,647 available to offset future net realized capital gains. These carryforwards do not expire. Due to certain Internal Revenue Code rules, utilization of the capital loss carryforwards may be limited in future years.
As of May 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
SEMIANNUAL REPORT | JOHN HANCOCK ESG Core Bond Fund	21

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals, distributions payable, and amortization and accretion on debt securities.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.450% of the first $250 million of the fund’s average daily net assets, and (b) 0.400% of the fund’s average daily net assets in excess of $250 million. If net assets exceed $250 million, then the advisory fee to be paid is 0.400% on all asset levels of average daily net assets. The Advisor has a subadvisory agreement with Breckinridge Capital Advisors, Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.450% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees, and short dividend expense. This agreement expires on September 30, 2024, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
22	JOHN HANCOCK ESG Core Bond Fund | SEMIANNUAL REPORT

For the six months ended November 30, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$4,095
Class I	101,481
Class	Expense reduction
Class R6	$671
Total	$106,247

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2023, were equivalent to a net annual effective rate of 0.08% of the fund’s average daily net assets.
Accounting and legal services.  Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended November 30, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $4,496 for the six months ended November 30, 2023. Of this amount, $632 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $3,864 was paid as sales commissions to broker-dealers.
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2023, there were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
SEMIANNUAL REPORT | JOHN HANCOCK ESG Core Bond Fund	23

Class level expenses. Class level expenses for the six months ended November 30, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$2,772	$1,313
Class I	—	32,558
Class R6	—	8
Total	$2,772	$33,879
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended November 30, 2023 and for the year ended May 31, 2023 were as follows:
	Six Months Ended 11-30-23		Year Ended 5-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	29,973	$271,767	62,393	$576,212
Distributions reinvested	3,662	32,937	5,664	51,819
Repurchased	(33,524)	(302,857)	(34,535)	(315,938)
Net increase	111	$1,847	33,522	$312,093
Class I shares
Sold	751,081	$6,717,978	3,766,925	$34,638,050
Distributions reinvested	67,988	611,380	92,788	847,605
Repurchased	(1,630,934)	(14,648,058)	(3,716,637)	(33,626,597)
Net increase (decrease)	(811,865)	$(7,318,700)	143,076	$1,859,058
Class R6 shares
Sold	50,664	$458,387	13,398	$122,218
Distributions reinvested	685	6,151	668	6,170
Repurchased	(4,484)	(40,685)	(95,987)	(899,043)
Net increase (decrease)	46,865	$423,853	(81,921)	$(770,655)
Total net increase (decrease)	(764,889)	$(6,893,000)	94,677	$1,400,496
Affiliates of the fund owned 20% of shares of Class I on November 30, 2023. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $5,062,489 and $9,467,154, respectively, for the six months ended November 30, 2023. Purchases and sales of U.S. Treasury obligations aggregated $8,733,747 and $11,438,691, respectively, for the six months ended November 30, 2023.
24	JOHN HANCOCK ESG Core Bond Fund | SEMIANNUAL REPORT

Note 7—Environmental, social, and governance (ESG) investing risk
Incorporating ESG criteria and investing primarily in instruments that have certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming, funds that do not utilize an ESG investment strategy, or funds that utilize different ESG criteria. Although the manager has established its own process for evaluation of ESG factors, successful application of the fund’s sustainable investment strategy will depend on the manager’s skill in researching, identifying and analyzing material ESG issues as well as on the availability of relevant data. ESG factors may be evaluated differently by different managers, and may not carry the same meaning to all investors and managers. The regulatory landscape with respect to ESG investing in the United States is evolving and any future rules or regulations may require the fund to change its investment process with respect to ESG integration.
SEMIANNUAL REPORT | JOHN HANCOCK ESG Core Bond Fund	25

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Bond Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Breckinridge Capital Advisors, Inc. (the Subadvisor), for John Hancock ESG Core Bond Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 26–29, 2023 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 30–June 1, 2023. The Trustees who are not "interested persons" of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 26–29, 2023, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
26	JOHN HANCOCK ESG CORE BOND FUND | SEMIANNUAL REPORT

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
SEMIANNUAL REPORT | JOHN HANCOCK ESG CORE BOND FUND	27

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index for the one-, three-, and five-year periods ended December 31, 2022. The Board also noted that the fund outperformed its peer group median for the one-, three- and five-year periods ended December 31, 2022. The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three- and five-year periods. The Board also took into account the fund’s favorable performance relative to the peer group median for the one-, three- and five-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees are lower than the peer group median and net total expenses for the fund are higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses, including action taken during the prior year with respect to the fund’s expenses. The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or
28	JOHN HANCOCK ESG CORE BOND FUND | SEMIANNUAL REPORT

reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
SEMIANNUAL REPORT | JOHN HANCOCK ESG CORE BOND FUND	29

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
30	JOHN HANCOCK ESG CORE BOND FUND | SEMIANNUAL REPORT

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
SEMIANNUAL REPORT | JOHN HANCOCK ESG CORE BOND FUND	31

(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
32	JOHN HANCOCK ESG CORE BOND FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Breckinridge Capital Advisors, Inc.
Portfolio Managers
Khurram Gillani
Jeffrey M. Glenn, CFA
Erin Nicholls, CFA

Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK ESG CORE BOND FUND	33

John Hancock family of funds
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A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
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John Hancock Fundamental All Cap Core ETF
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John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
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Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

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This report is for the information of the shareholders of John Hancock ESG Core Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3267914	468SA 11/23
1/2024

Semiannual report
John Hancock
Government Income Fund
Fixed income
November 30, 2023
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
Bonds posted mixed results for the six months ended November 30, 2023. Bond yields stayed elevated for most of the period, putting downward pressure on bond prices. The U.S. Federal Reserve raised short-term rates in July, then held rates steady at its policy meetings in September, October, and November. Most of the world’s central banks kept rates steady during this time as well. Investors started to hope that the banks are finished with their series of interest-rate hikes and could start lowering rates as soon as mid-2024.
As a result, bond yields declined sharply around the globe in November, leading to a significant increase in bond prices. Intermediate- and long-term bond yields fell the most during the month, while the decline in short-term bond yields was more muted. The stable economy helped credit-sensitive sectors, such as bank loans and high-yield bonds, produce strong returns during the period. Regionally, North American bond markets posted the best returns, while bond markets in the Asia-Pacific region lagged.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Government Income Fund

2	Your fund at a glance
3	Portfolio summary
4	Your expenses
6	Fund’s investments
11	Financial statements
14	Financial highlights
18	Notes to financial statements
27	Evaluation of advisory and subadvisory agreements by the Board of Trustees
33	More information
SEMIANNUAL REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.
AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/2023 (%)

The Bloomberg U.S. Government Bond Index tracks the performance of U.S. Treasury and government agency bonds.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK GOVERNMENT INCOME FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 11/30/2023 (% of net assets)

QUALITY COMPOSITION AS OF 11/30/2023 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-23 and do not reflect subsequent downgrades or upgrades, if any.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	3

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2023, with the same investment held until November 30, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on June 1, 2023, with the same investment held until November 30, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
4	JOHN HANCOCK GOVERNMENT INCOME FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 6-1-2023	Ending value on 11-30-2023	Expenses paid during period ended 11-30-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$978.50	$4.80	0.97%
	Hypothetical example	1,000.00	1,020.20	4.90	0.97%
Class C	Actual expenses/actual returns	1,000.00	974.70	8.49	1.72%
	Hypothetical example	1,000.00	1,016.40	8.67	1.72%
Class I	Actual expenses/actual returns	1,000.00	979.70	3.56	0.72%
	Hypothetical example	1,000.00	1,021.40	3.64	0.72%
Class R6	Actual expenses/actual returns	1,000.00	979.00	2.97	0.60%
	Hypothetical example	1,000.00	1,022.00	3.03	0.60%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	5

Fund’s investments
AS OF 11-30-23 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 96.0%				$179,061,403
(Cost $184,162,870)
U.S. Government 71.1%				132,632,757
U.S. Treasury
Bond	3.000	08-15-52	9,005,000	6,793,850
Bond	3.375	11-15-48	1,900,000	1,534,398
Bond	4.125	08-15-53	8,035,000	7,513,980
Bond	4.375	08-15-43	16,550,000	15,818,180
Bond	4.750	11-15-43	350,000	352,625
Bond	4.750	11-15-53	350,000	363,836
Note	4.500	11-15-33	3,648,000	3,693,030
Note	4.625	09-15-26	500,000	501,719
Note	4.625	10-15-26	34,150,000	34,275,397
Note	4.875	11-30-25	13,000,000	13,040,625
Note	4.875	10-31-28	29,126,000	29,840,497
Note	4.875	10-31-30	18,354,000	18,904,620
U.S. Government Agency 24.9%				46,428,646
Federal Home Loan Bank Note	6.000	06-26-28	2,500,000	2,489,339
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	4.500	12-01-37	146,018	142,550
15 Yr Pass Thru	4.500	01-01-38	977,791	954,571
30 Yr Pass Thru	3.000	04-01-43	518,430	458,406
30 Yr Pass Thru	3.500	12-01-44	1,434,940	1,299,528
30 Yr Pass Thru	3.500	02-01-47	412,881	372,886
30 Yr Pass Thru	3.500	06-01-49	420,177	373,974
30 Yr Pass Thru	3.500	03-01-52	247,850	219,395
30 Yr Pass Thru	4.000	12-01-40	257,643	243,136
30 Yr Pass Thru	4.000	01-01-41	336,661	317,634
30 Yr Pass Thru	4.000	01-01-41	266,517	251,314
30 Yr Pass Thru	4.000	11-01-43	564,700	529,788
30 Yr Pass Thru	4.000	12-01-46	417,168	388,749
30 Yr Pass Thru	4.000	06-01-47	406,980	379,891
30 Yr Pass Thru	5.000	10-01-52	657,039	636,923
30 Yr Pass Thru	5.500	09-01-52	1,097,662	1,091,019
30 Yr Pass Thru	5.500	06-01-53	678,477	673,523
30 Yr Pass Thru	6.500	10-01-53	538,594	550,484
Note	6.250	09-13-28	1,500,000	1,495,758
Federal National Mortgage Association
15 Yr Pass Thru	3.000	03-01-28	340,633	327,286
15 Yr Pass Thru	4.500	11-01-37	753,007	735,125
15 Yr Pass Thru	4.500	12-01-37	243,871	238,080
30 Yr Pass Thru	2.000	10-01-50	1,068,198	847,582
6	JOHN HANCOCK GOVERNMENT INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	2.500	07-01-50	491,567	$406,948
30 Yr Pass Thru	2.500	08-01-50	2,218,602	1,831,143
30 Yr Pass Thru	2.500	09-01-50	921,808	760,822
30 Yr Pass Thru	2.500	09-01-50	2,369,392	1,955,598
30 Yr Pass Thru	2.500	10-01-50	825,539	685,751
30 Yr Pass Thru	3.000	10-01-49	1,115,036	955,301
30 Yr Pass Thru	3.000	11-01-49	927,465	794,601
30 Yr Pass Thru	3.500	07-01-43	920,326	834,963
30 Yr Pass Thru	3.500	03-01-44	386,826	352,322
30 Yr Pass Thru	3.500	01-01-45	1,843,140	1,676,178
30 Yr Pass Thru	3.500	04-01-45	1,490,252	1,346,408
30 Yr Pass Thru	3.500	05-01-48	623,382	552,692
30 Yr Pass Thru	3.500	06-01-49	522,417	467,420
30 Yr Pass Thru	3.500	03-01-52	2,211,636	1,965,333
30 Yr Pass Thru	4.000	09-01-40	713,830	672,853
30 Yr Pass Thru	4.000	12-01-40	493,674	465,315
30 Yr Pass Thru	4.000	09-01-41	541,317	509,247
30 Yr Pass Thru	4.000	10-01-41	586,933	552,278
30 Yr Pass Thru	4.000	01-01-42	303,301	285,303
30 Yr Pass Thru	4.000	07-01-42	799,533	750,575
30 Yr Pass Thru	4.000	11-01-42	1,295,317	1,218,304
30 Yr Pass Thru	4.000	11-01-43	1,331,829	1,246,759
30 Yr Pass Thru	4.000	12-01-43	549,055	514,228
30 Yr Pass Thru	4.000	06-01-49	2,011,205	1,862,892
30 Yr Pass Thru	4.500	08-01-40	496,087	477,032
30 Yr Pass Thru	4.500	06-01-41	1,020,677	980,078
30 Yr Pass Thru	4.500	07-01-41	958,152	920,389
30 Yr Pass Thru	4.500	11-01-41	171,985	165,099
30 Yr Pass Thru	4.500	02-01-42	516,812	495,559
30 Yr Pass Thru	4.500	04-01-48	495,188	473,104
30 Yr Pass Thru	5.000	10-01-52	629,590	611,820
30 Yr Pass Thru	5.000	10-01-52	647,608	628,995
30 Yr Pass Thru	5.500	10-01-52	251,291	249,299
30 Yr Pass Thru	5.500	12-01-52	1,449,539	1,438,049
30 Yr Pass Thru	5.500	05-01-53	674,677	670,594
30 Yr Pass Thru	6.500	08-01-53	527,925	543,209
30 Yr Pass Thru	6.500	08-01-53	527,123	541,395

30 Yr Pass Thru	6.500	10-01-53	538,430	553,849
Collateralized mortgage obligations 3.2%				$5,941,961
(Cost $10,267,686)
Commercial and residential 1.1%				2,023,310
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1 (A)(B)	3.000	09-25-64	411,410	392,432
Seasoned Credit Risk Transfer Trust
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	7

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2018-3, Class MA (B)	3.500	08-25-57	857,601	$794,039
Series 2019-1, Class MA	3.500	07-25-58	660,603	607,772
Towd Point Mortgage Trust
Series 2017-1, Class A1 (A)(B)	2.750	10-25-56	3,338	3,311
Series 2017-3, Class A1 (A)(B)	2.750	07-25-57	134,385	131,524
Series 2017-5, Class A1 (1 month CME Term SOFR + 0.714%) (A)(C)	5.512	02-25-57	93,677	94,232
U.S. Government Agency 2.1%				3,918,651
Federal Home Loan Mortgage Corp.
Series 4083, Class PB	3.500	09-15-41	454,405	437,586
Series 4459, Class CA	5.000	12-15-34	24,967	24,521
Series K038, Class X1 IO	1.224	03-25-24	5,325,617	6,519
Series K048, Class X1 IO	0.332	06-25-25	4,682,023	12,027
Series K050, Class X1 IO	0.422	08-25-25	67,884,088	301,514
Series K053, Class X1 IO	1.008	12-25-25	26,374,081	383,706
Series K054, Class X1 IO	1.287	01-25-26	20,310,887	401,975
Federal National Mortgage Association
Series 2014-44, Class DA	3.000	07-25-36	563,178	527,331
Series 2014-49, Class CA	3.000	08-25-44	333,501	312,912
Government National Mortgage Association
Series 2012-114, Class IO	0.622	01-16-53	588,825	9,173
Series 2015-7, Class IO	0.454	01-16-57	4,464,208	90,755
Series 2017-109, Class IO	0.230	04-16-57	800,905	12,845
Series 2017-124, Class IO	0.628	01-16-59	661,098	21,025
Series 2017-140, Class IO	0.486	02-16-59	590,962	18,095
Series 2017-20, Class IO	0.527	12-16-58	1,358,764	31,881
Series 2017-41, Class IO	0.591	07-16-58	726,643	20,469
Series 2017-46, Class IO	0.645	11-16-57	1,022,855	35,575
Series 2017-54, Class IO	0.682	12-16-58	3,992,538	138,055
Series 2017-61, Class IO	0.745	05-16-59	664,826	24,111
Series 2017-74, Class IO	0.439	09-16-58	1,196,447	24,048
Series 2017-89, Class IO	0.493	07-16-59	1,013,940	28,813
Series 2018-114, Class IO	0.728	04-16-60	575,569	21,703
Series 2018-68, Class A	2.850	04-16-50	162,451	153,696
Series 2018-9, Class IO	0.443	01-16-60	1,164,635	34,970
Series 2020-118, Class IO	0.882	06-16-62	2,400,930	145,324
Series 2020-119, Class IO	0.603	08-16-62	1,248,852	58,659
Series 2020-120, Class IO	0.762	05-16-62	3,254,396	182,237
Series 2020-137, Class IO	0.795	09-16-62	2,253,132	123,686
Series 2020-170, Class IO	0.834	11-16-62	2,766,516	169,455
Series 2021-40, Class IO	0.824	02-16-63	750,963	45,494

Series 2022-53, Class IO	0.711	06-16-64	2,392,682	120,491
8	JOHN HANCOCK GOVERNMENT INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Asset backed securities 0.2%				$355,010
(Cost $353,688)
Asset backed securities 0.2%				355,010
Pennsylvania Higher Education Assistance Agency
Series 2006-2, Class A3 (30 day Average SOFR + 0.392%) (C)	5.385	10-25-36	357,517	355,010

	Yield (%)	Shares	Value
Short-term investments 0.1%			$152,210
(Cost $152,196)
Short-term funds 0.1%			152,210
John Hancock Collateral Trust (D)	5.4088(E)	15,221	152,210

Total investments (Cost $194,936,440) 99.5%	$185,510,584
Other assets and liabilities, net 0.5%	977,338
Total net assets 100.0%	$186,487,922

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 11-30-23.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	9

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	28	Long	Mar 2024	$5,707,235	$5,724,906	$17,671
5-Year U.S. Treasury Note Futures	18	Long	Mar 2024	1,913,656	1,923,328	9,672
						$27,343
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 11-30-23, the aggregate cost of investments for federal income tax purposes was $195,358,931. Net unrealized depreciation aggregated to $9,821,004, of which $2,224,207 related to gross unrealized appreciation and $12,045,211 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
10	JOHN HANCOCK GOVERNMENT INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-23 (unaudited)

Assets
Unaffiliated investments, at value (Cost $194,784,244)	$185,358,374
Affiliated investments, at value (Cost $152,196)	152,210
Total investments, at value (Cost $194,936,440)	185,510,584
Collateral held at broker for futures contracts	208,500
Interest receivable	1,153,824
Receivable for fund shares sold	127,092
Receivable from affiliates	574
Other assets	65,984
Total assets	187,066,558
Liabilities
Payable for futures variation margin	14,619
Distributions payable	25,660
Payable for fund shares repurchased	446,367
Payable to affiliates
Accounting and legal services fees	8,146
Transfer agent fees	15,661
Distribution and service fees	1,283
Trustees’ fees	362
Other liabilities and accrued expenses	66,538
Total liabilities	578,636
Net assets	$186,487,922
Net assets consist of
Paid-in capital	$245,137,011
Total distributable earnings (loss)	(58,649,089)
Net assets	$186,487,922

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($150,509,445 ÷ 19,447,611 shares)[1]	$7.74
Class C ($1,385,672 ÷ 179,241 shares)[1]	$7.73
Class I ($9,903,024 ÷ 1,277,637 shares)	$7.75
Class R6 ($24,689,781 ÷ 3,188,131 shares)	$7.74
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$8.06

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Government Income Fund	11

STATEMENT OF OPERATIONS For the six months ended 11-30-23 (unaudited)

Investment income
Interest	$4,188,834
Dividends from affiliated investments	54,566
Total investment income	4,243,400
Expenses
Investment management fees	522,501
Distribution and service fees	200,094
Accounting and legal services fees	22,103
Transfer agent fees	102,734
Trustees’ fees	2,487
Custodian fees	19,419
State registration fees	42,963
Printing and postage	15,639
Professional fees	35,256
Other	10,423
Total expenses	973,619
Less expense reductions	(80,739)
Net expenses	892,880
Net investment income	3,350,520
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(6,561,809)
Affiliated investments	687
Futures contracts	(116,759)
(6,677,881)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(1,103,226)
Affiliated investments	89
Futures contracts	61,733
(1,041,404)
Net realized and unrealized loss	(7,719,285)
Decrease in net assets from operations	$(4,368,765)
12	JOHN HANCOCK Government Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-23 (unaudited)	Year ended 5-31-23
Increase (decrease) in net assets
From operations
Net investment income	$3,350,520	$6,845,926
Net realized loss	(6,677,881)	(13,575,343)
Change in net unrealized appreciation (depreciation)	(1,041,404)	(1,091,653)
Decrease in net assets resulting from operations	(4,368,765)	(7,821,070)
Distributions to shareholders
From earnings
Class A	(2,671,038)	(5,336,514)
Class C	(23,586)	(39,128)
Class I	(314,586)	(1,361,840)
Class R6	(473,781)	(895,762)
Total distributions	(3,482,991)	(7,633,244)
From fund share transactions	(49,864,075)	31,397,696
Total increase (decrease)	(57,715,831)	15,943,382
Net assets
Beginning of period	244,203,753	228,260,371
End of period	$186,487,922	$244,203,753
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Government Income Fund	13

Financial highlights
CLASS A SHARES Period ended	11-30-23[1]	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$8.05	$8.63	$9.54	$10.07	$9.34	$9.08
Net investment income[2]	0.13	0.23	0.10	0.08	0.13	0.18
Net realized and unrealized gain (loss) on investments	(0.30)	(0.55)	(0.87)	(0.49)	0.75	0.31
Total from investment operations	(0.17)	(0.32)	(0.77)	(0.41)	0.88	0.49
Less distributions
From net investment income	(0.14)	(0.26)	(0.14)	(0.12)	(0.15)	(0.23)
Net asset value, end of period	$7.74	$8.05	$8.63	$9.54	$10.07	$9.34
Total return (%)[3,4]	(2.15)[5]	(3.75)	(8.14)	(4.08)	9.51	5.46
Ratios and supplemental data
Net assets, end of period (in millions)	$151	$162	$188	$229	$249	$217
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05[6]	1.03	1.00	1.01	1.04	1.03
Expenses including reductions	0.97[6]	0.97	0.98	0.98	0.98	0.98
Net investment income	3.35[6]	2.79	1.04	0.79	1.34	2.04
Portfolio turnover (%)	251	351	336	169	166	87

[1]	Six months ended 11-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
14	JOHN HANCOCK Government Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	11-30-23[1]	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$8.04	$8.62	$9.53	$10.07	$9.34	$9.08
Net investment income[2]	0.10	0.17	0.02	—[3]	0.05	0.11
Net realized and unrealized gain (loss) on investments	(0.30)	(0.56)	(0.85)	(0.49)	0.75	0.30
Total from investment operations	(0.20)	(0.39)	(0.83)	(0.49)	0.80	0.41
Less distributions
From net investment income	(0.11)	(0.19)	(0.08)	(0.05)	(0.07)	(0.15)
Net asset value, end of period	$7.73	$8.04	$8.62	$9.53	$10.07	$9.34
Total return (%)[4,5]	(2.53)[6]	(4.48)	(8.80)	(4.90)	8.64	4.63
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$2	$2	$4	$9	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.80[7]	1.78	1.75	1.76	1.79	1.78
Expenses including reductions	1.72[7]	1.72	1.74	1.75	1.78	1.77
Net investment income	2.59[7]	2.02	0.24	0.01	0.53	1.25
Portfolio turnover (%)	251	351	336	169	166	87

[1]	Six months ended 11-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Government Income Fund	15

CLASS I SHARES Period ended	11-30-23[1]	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$8.06	$8.64	$9.55	$10.07	$9.34	$9.09
Net investment income[2]	0.14	0.26	0.12	0.10	0.15	0.20
Net realized and unrealized gain (loss) on investments	(0.30)	(0.56)	(0.86)	(0.47)	0.75	0.29
Total from investment operations	(0.16)	(0.30)	(0.74)	(0.37)	0.90	0.49
Less distributions
From net investment income	(0.15)	(0.28)	(0.17)	(0.15)	(0.17)	(0.24)
Net asset value, end of period	$7.75	$8.06	$8.64	$9.55	$10.07	$9.34
Total return (%)[3]	(2.03)[4]	(3.51)	(7.91)	(3.76)	9.73	5.55
Ratios and supplemental data
Net assets, end of period (in millions)	$10	$55	$9	$13	$22	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80[5]	0.78	0.75	0.76	0.79	0.79
Expenses including reductions	0.72[5]	0.72	0.74	0.75	0.78	0.79
Net investment income	3.44[5]	3.22	1.27	1.02	1.52	2.24
Portfolio turnover (%)	251	351	336	169	166	87

[1]	Six months ended 11-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
16	JOHN HANCOCK Government Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	11-30-23[1]	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$8.06	$8.64	$9.54	$10.07	$9.34	$9.09
Net investment income[2]	0.14	0.26	0.13	0.11	0.16	0.21
Net realized and unrealized gain (loss) on investments	(0.31)	(0.56)	(0.86)	(0.48)	0.75	0.29
Total from investment operations	(0.17)	(0.30)	(0.73)	(0.37)	0.91	0.50
Less distributions
From net investment income	(0.15)	(0.28)	(0.17)	(0.16)	(0.18)	(0.25)
Net asset value, end of period	$7.74	$8.06	$8.64	$9.54	$10.07	$9.34
Total return (%)[3]	(2.10)[4]	(3.40)	(7.72)	(3.76)	9.85	5.67
Ratios and supplemental data
Net assets, end of period (in millions)	$25	$25	$29	$40	$38	$19
Ratios (as a percentage of average net assets):
Expenses before reductions	0.68[5]	0.67	0.64	0.65	0.67	0.68
Expenses including reductions	0.60[5]	0.61	0.63	0.64	0.67	0.67
Net investment income	3.72[5]	3.14	1.38	1.13	1.64	2.35
Portfolio turnover (%)	251	351	336	169	166	87

[1]	Six months ended 11-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Government Income Fund	17

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Government Income Fund (the fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities
18	JOHN HANCOCK Government Income Fund | SEMIANNUAL REPORT

valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2023, by major security category or type:
	Total value at 11-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$179,061,403	—	$179,061,403	—
Collateralized mortgage obligations	5,941,961	—	5,941,961	—
Asset backed securities	355,010	—	355,010	—
Short-term investments	152,210	$152,210	—	—
Total investments in securities	$185,510,584	$152,210	$185,358,374	—
Derivatives:
Assets
Futures	$27,343	$27,343	—	—
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including
SEMIANNUAL REPORT | JOHN HANCOCK Government Income Fund	19

asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2023, the fund had no borrowings under the line of credit. Commitment fees for the six months ended November 30, 2023 were $2,194.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2023, the fund has a short-term capital loss carryforward of $36,325,360 and a long-term capital loss carryforward of $5,905,268 available to offset future net realized capital gains. These carryforwards do not expire.
20	JOHN HANCOCK Government Income Fund | SEMIANNUAL REPORT

As of May 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market
SEMIANNUAL REPORT | JOHN HANCOCK Government Income Fund	21

daily and unrealized gain or loss is recorded by the fund. Payable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended November 30, 2023, the fund used futures contracts to manage the duration of the fund. The fund held futures contracts with USD notional values ranging $7.6 million to $15.8 million as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at November 30, 2023 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	$27,343	—

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Fund’s investments. Only the period end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2023:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Interest rate	$(116,759)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2023:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Interest rate	$61,733
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
22	JOHN HANCOCK Government Income Fund | SEMIANNUAL REPORT

Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.530% of the first $300 million of the fund’s average daily net assets, (b) 0.450% of the next $700 million of the fund’s average daily net assets, and (c) 0.430% of the fund’s average daily net assets in excess of $1 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.60% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees, and short dividend expense. This agreement expires on September 30, 2024, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended November 30, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$63,413
Class C	712
Class I	6,406
Class	Expense reduction
Class R6	$10,208
Total	$80,739

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2023, were equivalent to a net annual effective rate of 0.45% of the fund’s average daily net assets.
Accounting and legal services.  Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended November 30, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
SEMIANNUAL REPORT | JOHN HANCOCK Government Income Fund	23

Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $17,468 for the six months ended November 30, 2023. Of this amount, $2,413 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $15,055 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2023, CDSCs received by the Distributor amounted to $19 for Class A shares. There were no CDSCs received by the Distributor for Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended November 30, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$191,447	$90,640
Class C	8,647	1,024
Class I	—	10,560
Class R6	—	510
Total	$200,094	$102,734
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
24	JOHN HANCOCK Government Income Fund | SEMIANNUAL REPORT

Note 6—Fund share transactions
Transactions in fund shares for the six months ended November 30, 2023 and for the year ended May 31, 2023 were as follows:
	Six Months Ended 11-30-23		Year Ended 5-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	734,971	$5,664,196	2,110,785	$17,258,149
Distributions reinvested	325,196	2,519,971	617,458	5,030,289
Repurchased	(1,762,236)	(13,687,366)	(4,417,755)	(36,199,167)
Net decrease	(702,069)	$(5,503,199)	(1,689,512)	$(13,910,729)
Class C shares
Sold	19,844	$154,553	91,571	$741,443
Distributions reinvested	3,001	23,212	4,737	38,512
Repurchased	(78,951)	(610,453)	(92,061)	(750,789)
Net increase (decrease)	(56,106)	$(432,688)	4,247	$29,166
Class I shares
Sold	266,354	$2,088,778	6,645,243	$54,113,341
Distributions reinvested	40,069	314,142	168,259	1,361,617
Repurchased	(5,866,089)	(46,973,497)	(1,002,769)	(8,149,019)
Net increase (decrease)	(5,559,666)	$(44,570,577)	5,810,733	$47,325,939
Class R6 shares
Sold	592,213	$4,577,860	785,542	$6,439,924
Distributions reinvested	61,149	473,781	109,808	895,724
Repurchased	(570,685)	(4,409,252)	(1,140,279)	(9,382,328)
Net increase (decrease)	82,677	$642,389	(244,929)	$(2,046,680)
Total net increase (decrease)	(6,235,164)	$(49,864,075)	3,880,539	$31,397,696
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $12,020,573 and $27,578,257, respectively, for the six months ended November 30, 2023. Purchases and sales of U.S. Treasury obligations aggregated $478,866,811 and $510,518,823, respectively, for the six months ended November 30, 2023.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
SEMIANNUAL REPORT | JOHN HANCOCK Government Income Fund	25

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	15,221	$1,238,413	$33,944,101	$(35,031,080)	$687	$89	$54,566	—	$152,210
26	JOHN HANCOCK Government Income Fund | SEMIANNUAL REPORT

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Bond Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Government Income Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 26–29, 2023 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 30–June 1, 2023. The Trustees who are not "interested persons" of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 26–29, 2023, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
SEMIANNUAL REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	27

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
28	JOHN HANCOCK GOVERNMENT INCOME FUND | SEMIANNUAL REPORT

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index and peer group median for the one-, three-, five- and ten-year periods ended December 31, 2022. The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index and the peer group median for the one-, three-, five- and ten-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee
SEMIANNUAL REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	29

waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
30	JOHN HANCOCK GOVERNMENT INCOME FUND | SEMIANNUAL REPORT

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
SEMIANNUAL REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	31

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
32	JOHN HANCOCK GOVERNMENT INCOME FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Jeffrey N. Given, CFA
Howard C. Greene, CFA
Connor Minnaar, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	33

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Dynamic Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

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California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Disciplined Value International Select ETF
John Hancock Dynamic Municipal Bond ETF
John Hancock Fundamental All Cap Core ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

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This report is for the information of the shareholders of John Hancock Government Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3267915	56SA 11/23
1/2024

Semiannual report
John Hancock
High Yield Fund
Fixed income
November 30, 2023
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
Bonds posted mixed results for the six months ended November 30, 2023. Bond yields stayed elevated for most of the period, putting downward pressure on bond prices. The U.S. Federal Reserve raised short-term rates in July, then held rates steady at its policy meetings in September, October, and November. Most of the world’s central banks kept rates steady during this time as well. Investors started to hope that the banks are finished with their series of interest-rate hikes and could start lowering rates as soon as mid-2024.
As a result, bond yields declined sharply around the globe in November, leading to a significant increase in bond prices. Intermediate- and long-term bond yields fell the most during the month, while the decline in short-term bond yields was more muted. The stable economy helped credit-sensitive sectors, such as bank loans and high-yield bonds, produce strong returns during the period. Regionally, North American bond markets posted the best returns, while bond markets in the Asia-Pacific region lagged.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
High Yield Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
20	Financial statements
23	Financial highlights
28	Notes to financial statements
38	Evaluation of advisory and subadvisory agreements by the Board of Trustees
44	More information
SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks high current income. Capital appreciation is a secondary goal.
AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/2023 (%)

The Intercontinental Exchange (ICE) Bank of America (BofA) U.S. High Yield Index tracks the performance of below-investment-grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market and includes issues with a credit rating of BBB or below.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 11/30/2023 (% of net assets)

QUALITY COMPOSITION AS OF 11/30/2023 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-23 and do not reflect subsequent downgrades or upgrades, if any.
SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	3

TOP 10 ISSUERS AS OF 11/30/2023 (% of net assets)
CCO Holdings LLC	1.6
Uber Technologies, Inc.	1.5
Ford Motor Company	1.5
Carnival Corp.	1.3
VICI Properties LP	1.2
Cheniere Energy Partners LP	1.2
Federal Home Loan Mortgage Corp.	1.2
Altice	1.1
Occidental Petroleum Corp.	1.1
International Game Technology PLC	1.0
TOTAL	12.7
Cash and cash equivalents are not included.

COUNTRY COMPOSITION AS OF 11/30/2023 (% of net assets)
United States	83.8
Canada	5.2
France	2.4
United Kingdom	1.7
Luxembourg	1.6
Cayman Islands	1.4
Ireland	1.0
Other countries	2.9
TOTAL	100.0
Notes about risk
The fund is subject to various risks as described in the fund’s prospectuses. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectuses.
4	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2023, with the same investment held until November 30, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on June 1, 2023, with the same investment held until November 30, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 6-1-2023	Ending value on 11-30-2023	Expenses paid during period ended 11-30-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,045.00	$4.75	0.93%
	Hypothetical example	1,000.00	1,020.40	4.70	0.93%
Class C	Actual expenses/actual returns	1,000.00	1,041.10	8.57	1.68%
	Hypothetical example	1,000.00	1,016.60	8.47	1.68%
Class I	Actual expenses/actual returns	1,000.00	1,046.30	3.48	0.68%
	Hypothetical example	1,000.00	1,021.60	3.44	0.68%
Class R6	Actual expenses/actual returns	1,000.00	1,043.40	2.86	0.56%
	Hypothetical example	1,000.00	1,022.20	2.83	0.56%
Class NAV	Actual expenses/actual returns	1,000.00	1,046.90	2.87	0.56%
	Hypothetical example	1,000.00	1,022.20	2.83	0.56%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
6	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 11-30-23 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 1.9%				$21,092,313
(Cost $21,060,122)
U.S. Government Agency 1.9%				21,092,313
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	5.000	04-01-53	1,806,755	1,750,113
30 Yr Pass Thru	5.500	06-01-53	1,840,251	1,828,539
30 Yr Pass Thru	5.500	06-01-53	1,849,764	1,837,991
30 Yr Pass Thru	5.500	07-01-53	1,775,265	1,758,308
30 Yr Pass Thru	6.000	04-01-53	1,760,459	1,780,946
30 Yr Pass Thru	6.000	07-01-53	1,728,078	1,752,509
30 Yr Pass Thru	6.000	09-01-53	1,714,942	1,733,828
Federal National Mortgage Association
30 Yr Pass Thru	4.500	07-01-52	1,729,455	1,621,925
30 Yr Pass Thru	5.500	04-01-53	1,786,396	1,775,585
30 Yr Pass Thru	5.500	07-01-53	1,756,916	1,746,723
30 Yr Pass Thru	6.000	08-01-53	1,730,894	1,751,849

30 Yr Pass Thru	6.000	09-01-53	1,735,696	1,753,997
Corporate bonds 86.6%				$940,152,959
(Cost $991,922,964)
Communication services 15.9%				173,092,764
Diversified telecommunication services 2.2%
Connect Finco SARL (A)	6.750	10-01-26	6,940,000	6,661,410
Frontier Florida LLC	6.860	02-01-28	4,650,000	4,423,034
GCI LLC (A)	4.750	10-15-28	7,935,000	7,123,884
Iliad Holding SASU (A)	6.500	10-15-26	4,885,000	4,765,874
Level 3 Financing, Inc. (A)	4.625	09-15-27	2,386,000	1,264,580
Entertainment 2.3%
AMC Entertainment Holdings, Inc. (A)	7.500	02-15-29	5,535,000	3,756,574
Cinemark USA, Inc. (A)	8.750	05-01-25	3,150,000	3,173,625
Live Nation Entertainment, Inc. (A)	4.750	10-15-27	7,700,000	7,238,000
Playtika Holding Corp. (A)	4.250	03-15-29	2,621,000	2,213,601
ROBLOX Corp. (A)	3.875	05-01-30	4,747,000	4,076,486
WMG Acquisition Corp. (A)	3.000	02-15-31	3,891,000	3,215,834
WMG Acquisition Corp. (A)	3.875	07-15-30	1,500,000	1,306,527
Interactive media and services 2.5%
ANGI Group LLC (A)	3.875	08-15-28	2,696,000	2,218,242
Arches Buyer, Inc. (A)	6.125	12-01-28	1,587,000	1,358,869
Cars.com, Inc. (A)	6.375	11-01-28	3,641,000	3,446,825
Match Group Holdings II LLC (A)	5.625	02-15-29	4,200,000	3,958,500
TripAdvisor, Inc. (A)	7.000	07-15-25	6,400,000	6,421,568
ZipRecruiter, Inc. (A)	5.000	01-15-30	3,120,000	2,636,400
ZoomInfo Technologies LLC (A)	3.875	02-01-29	8,780,000	7,560,452
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	7

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media 7.5%
Altice Financing SA (A)	5.000	01-15-28	3,000,000	$2,568,765
Altice Financing SA (A)	5.750	08-15-29	2,405,000	1,977,109
Altice France Holding SA (A)	10.500	05-15-27	2,190,000	1,163,223
Altice France SA (A)	5.500	10-15-29	2,313,000	1,668,893
Altice France SA (A)	8.125	02-01-27	5,463,000	4,699,111
CCO Holdings LLC (A)	4.500	08-15-30	6,627,000	5,686,050
CCO Holdings LLC (A)	4.500	06-01-33	3,759,000	3,007,447
CCO Holdings LLC (A)	5.125	05-01-27	5,200,000	4,947,570
CCO Holdings LLC (A)	5.375	06-01-29	3,850,000	3,570,188
CSC Holdings LLC (A)	6.500	02-01-29	3,800,000	3,213,964
DISH Network Corp. (A)	11.750	11-15-27	4,610,000	4,576,013
iHeartCommunications, Inc.	8.375	05-01-27	7,812,000	5,467,505
LCPR Senior Secured Financing DAC (A)	6.750	10-15-27	5,493,000	5,165,205
News Corp. (A)	5.125	02-15-32	5,921,000	5,349,940
Sabre GLBL, Inc. (A)	8.625	06-01-27	4,098,000	3,421,619
Sirius XM Radio, Inc. (A)	4.000	07-15-28	6,170,000	5,512,842
Sirius XM Radio, Inc. (A)	5.500	07-01-29	2,900,000	2,694,564
Stagwell Global LLC (A)	5.625	08-15-29	7,230,000	6,335,288
Townsquare Media, Inc. (A)	6.875	02-01-26	5,376,000	5,181,926
Virgin Media Finance PLC (A)	5.000	07-15-30	1,875,000	1,565,677
Virgin Media Secured Finance PLC (A)	5.500	05-15-29	3,900,000	3,670,110
Wireless telecommunication services 1.4%
SoftBank Group Corp.	5.125	09-19-27	6,050,000	5,611,375
Sprint LLC	7.125	06-15-24	9,175,000	9,218,095
Consumer discretionary 13.9%				150,414,024
Automobile components 1.3%
Clarios Global LP (A)	6.750	05-15-28	2,881,000	2,906,857
Dealer Tire LLC (A)	8.000	02-01-28	3,494,000	3,312,487
The Goodyear Tire & Rubber Company	5.000	07-15-29	2,008,000	1,831,996
The Goodyear Tire & Rubber Company	9.500	05-31-25	2,000,000	2,035,000
ZF North America Capital, Inc. (A)	6.875	04-14-28	3,309,000	3,356,150
Automobiles 1.5%
Ford Motor Credit Company LLC	4.000	11-13-30	1,900,000	1,633,309
Ford Motor Credit Company LLC	4.134	08-04-25	10,000,000	9,599,876
Ford Motor Credit Company LLC	6.950	06-10-26	2,444,000	2,471,309
Ford Motor Credit Company LLC	7.350	03-06-30	2,267,000	2,354,429
Broadline retail 0.7%
Liberty Interactive LLC	8.250	02-01-30	5,147,000	2,036,893
Macy’s Retail Holdings LLC (A)	5.875	04-01-29	2,665,000	2,504,834
Macy’s Retail Holdings LLC (A)	5.875	03-15-30	480,000	435,600
Macy’s Retail Holdings LLC (A)	6.125	03-15-32	440,000	394,594
Nordstrom, Inc.	4.250	08-01-31	2,900,000	2,289,550
8	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Diversified consumer services 1.1%
Garda World Security Corp. (A)	4.625	02-15-27	4,395,000	$4,178,874
Sotheby’s (A)	7.375	10-15-27	4,930,000	4,521,085
Stena International SA (A)	6.125	02-01-25	3,400,000	3,363,320
Hotels, restaurants and leisure 7.0%
Affinity Interactive (A)	6.875	12-15-27	3,953,000	3,441,344
Allwyn Entertainment Financing UK PLC (A)	7.875	04-30-29	3,472,000	3,463,320
Caesars Entertainment, Inc. (A)	7.000	02-15-30	7,226,000	7,232,503
Carnival Corp. (A)	6.000	05-01-29	1,907,000	1,754,453
Carnival Corp. (A)	7.000	08-15-29	602,000	613,775
Carnival Corp. (A)	7.625	03-01-26	3,580,000	3,599,766
Carnival Corp. (A)	10.500	06-01-30	4,000,000	4,265,132
Carnival Holdings Bermuda, Ltd. (A)	10.375	05-01-28	3,425,000	3,724,346
CEC Entertainment LLC (A)	6.750	05-01-26	4,030,000	3,895,005
Full House Resorts, Inc. (A)	8.250	02-15-28	3,042,000	2,733,146
Hilton Grand Vacations Borrower Escrow LLC (A)	4.875	07-01-31	3,349,000	2,811,469
International Game Technology PLC (A)	6.250	01-15-27	8,220,000	8,203,738
International Game Technology PLC (A)	6.500	02-15-25	2,618,000	2,617,511
Jacobs Entertainment, Inc. (A)	6.750	02-15-29	1,600,000	1,433,952
Marriott Ownership Resorts, Inc. (A)	4.500	06-15-29	1,047,000	880,297
Midwest Gaming Borrower LLC (A)	4.875	05-01-29	4,000,000	3,563,330
Mohegan Tribal Gaming Authority (A)	8.000	02-01-26	2,955,000	2,766,619
NCL Corp., Ltd. (A)	5.875	03-15-26	3,260,000	3,088,850
New Red Finance, Inc. (A)	3.875	01-15-28	4,000,000	3,681,734
Royal Caribbean Cruises, Ltd. (A)	9.250	01-15-29	4,580,000	4,873,939
Wyndham Hotels & Resorts, Inc. (A)	4.375	08-15-28	3,235,000	2,977,544
Yum! Brands, Inc.	5.375	04-01-32	4,175,000	3,950,880
Household durables 0.9%
KB Home	4.000	06-15-31	3,626,000	3,066,950
KB Home	7.250	07-15-30	1,301,000	1,307,319
Newell Brands, Inc.	6.375	09-15-27	5,829,000	5,688,250
Specialty retail 1.4%
Asbury Automotive Group, Inc. (A)	5.000	02-15-32	4,080,000	3,558,847
Group 1 Automotive, Inc. (A)	4.000	08-15-28	3,825,000	3,447,044
Lithia Motors, Inc. (A)	3.875	06-01-29	5,230,000	4,610,350
Lithia Motors, Inc. (A)	4.375	01-15-31	2,325,000	2,003,616
The Michaels Companies, Inc. (A)	7.875	05-01-29	3,400,000	1,932,832
Consumer staples 3.2%				34,653,787
Consumer staples distribution and retail 0.8%
Albertsons Companies, Inc. (A)	6.500	02-15-28	3,928,000	3,944,238
Performance Food Group, Inc. (A)	4.250	08-01-29	1,690,000	1,511,489
U.S. Foods, Inc. (A)	4.750	02-15-29	3,250,000	3,012,550
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	9

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Food products 1.9%
Darling Ingredients, Inc. (A)	5.250	04-15-27	4,400,000	$4,272,642
JBS USA LUX SA	5.750	04-01-33	4,745,000	4,480,838
Lamb Weston Holdings, Inc. (A)	4.125	01-31-30	5,355,000	4,793,880
Post Holdings, Inc. (A)	5.500	12-15-29	2,769,000	2,602,949
Post Holdings, Inc. (A)	5.625	01-15-28	3,400,000	3,308,164
Post Holdings, Inc. (A)	5.750	03-01-27	988,000	971,004
Household products 0.5%
Edgewell Personal Care Company (A)	4.125	04-01-29	2,670,000	2,355,608
Edgewell Personal Care Company (A)	5.500	06-01-28	3,570,000	3,400,425
Energy 12.4%				134,301,254
Energy equipment and services 1.0%
CSI Compressco LP (A)	7.500	04-01-25	2,500,000	2,471,125
CSI Compressco LP (A)	7.500	04-01-25	2,246,000	2,220,059
CSI Compressco LP (10.000% Cash or 7.250% Cash and 3.500% PIK) (A)	10.000	04-01-26	2,682,319	2,432,633
Tervita Corp. (A)	11.000	12-01-25	2,034,000	2,117,536
USA Compression Partners LP	6.875	09-01-27	1,704,000	1,682,062
Oil, gas and consumable fuels 11.4%
Antero Midstream Partners LP (A)	5.375	06-15-29	2,500,000	2,341,108
Antero Resources Corp. (A)	7.625	02-01-29	1,783,000	1,826,008
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29	4,850,000	4,457,049
Cheniere Energy Partners LP	3.250	01-31-32	5,659,000	4,658,936
Cheniere Energy Partners LP	4.000	03-01-31	3,835,000	3,382,884
Cheniere Energy Partners LP	4.500	10-01-29	5,235,000	4,883,735
CNX Resources Corp. (A)	6.000	01-15-29	2,800,000	2,670,045
Continental Resources, Inc. (A)	5.750	01-15-31	6,800,000	6,599,468
Delek Logistics Partners LP (A)	7.125	06-01-28	2,621,000	2,469,375
Enbridge, Inc. (7.625% to 1-15-33, then 5 Year CMT + 4.418% to 1-15-53, then 5 Year CMT + 5.168%)	7.625	01-15-83	4,809,000	4,545,742
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	5,390,000	5,407,119
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)	7.125	05-15-30	4,111,000	3,640,168
EnLink Midstream LLC (A)	5.625	01-15-28	4,827,000	4,683,395
EQM Midstream Partners LP (A)	7.500	06-01-30	4,862,000	5,017,179
Genesis Energy LP (C)	8.250	01-15-29	1,704,000	1,686,295
Hess Midstream Operations LP (A)	5.500	10-15-30	945,000	891,825
Hess Midstream Operations LP (A)	5.625	02-15-26	2,576,000	2,543,800
Holly Energy Partners LP (A)	5.000	02-01-28	546,000	506,560
Howard Midstream Energy Partners LLC (A)	8.875	07-15-28	2,837,000	2,950,237
MEG Energy Corp. (A)	5.875	02-01-29	3,248,000	3,104,658
10	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
New Fortress Energy, Inc. (A)	6.500	09-30-26	5,555,000	$5,276,127
NuStar Logistics LP	6.000	06-01-26	3,665,000	3,652,869
Occidental Petroleum Corp.	4.400	04-15-46	2,900,000	2,221,667
Occidental Petroleum Corp.	5.500	12-01-25	2,950,000	2,935,469
Occidental Petroleum Corp.	6.375	09-01-28	2,833,000	2,918,782
Occidental Petroleum Corp.	6.625	09-01-30	3,830,000	3,962,288
Parkland Corp. (A)	5.875	07-15-27	5,400,000	5,293,397
Range Resources Corp.	8.250	01-15-29	2,800,000	2,901,668
Sitio Royalties Operating Partnership LP (A)	7.875	11-01-28	1,345,000	1,350,272
Southwestern Energy Company	4.750	02-01-32	1,585,000	1,413,595
Southwestern Energy Company	8.375	09-15-28	4,100,000	4,240,339
Sunoco LP	4.500	04-30-30	2,175,000	1,954,762
Sunoco LP	6.000	04-15-27	2,448,000	2,433,764
Talos Production, Inc.	12.000	01-15-26	4,220,000	4,367,362
Venture Global Calcasieu Pass LLC (A)	6.250	01-15-30	2,945,000	2,890,127
Venture Global LNG, Inc. (A)	9.500	02-01-29	4,407,000	4,547,121
Viper Energy, Inc. (A)	7.375	11-01-31	2,720,000	2,752,644
Financials 9.7%				105,411,354
Banks 4.5%
Bank of America Corp. (6.100% to 3-17-25, then 3 month CME Term SOFR + 4.160%) (B)	6.100	03-17-25	5,200,000	5,138,820
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (B)	8.000	03-15-29	3,900,000	3,639,142
BNP Paribas SA (6.625% to 3-25-24, then 5 Year SOFR Spread-Adjusted ICE Swap Rate + 4.149%) (A)(B)	6.625	03-25-24	5,969,000	5,926,968
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (A)(B)	9.250	11-17-27	1,780,000	1,868,781
Citizens Financial Group, Inc. (5.650% to 10-6-25, then 5 Year CMT + 5.313%) (B)	5.650	10-06-25	4,000,000	3,674,655
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (A)(B)	8.125	12-23-25	3,515,000	3,523,788
Fifth Third Bancorp (6.361% to 10-27-27, then SOFR Compounded Index + 2.192%)	6.361	10-27-28	5,650,000	5,684,565
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (B)	6.500	04-16-25	2,700,000	2,593,674
Popular, Inc.	7.250	03-13-28	3,365,000	3,368,365
Societe Generale SA (10.000% to 5-14-29, then 5 Year CMT + 5.448%) (A)(B)	10.000	11-14-28	3,267,000	3,357,440
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (B)	6.000	05-15-27	4,080,000	3,655,345
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	11

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (B)	6.250	03-15-30	3,033,000	$2,644,785
Wells Fargo & Company (5.875% to 6-15-25, then 9.865% thereafter) (B)	5.875	06-15-25	3,600,000	3,546,166
Capital markets 1.0%
Brookfield Capital Finance LLC	6.087	06-14-33	3,560,000	3,565,457
GTCR W-2 Merger Sub LLC (A)	7.500	01-15-31	2,192,000	2,233,100
MSCI, Inc. (A)	3.625	11-01-31	6,186,000	5,266,004
Consumer finance 1.2%
Ally Financial, Inc.	7.100	11-15-27	5,125,000	5,226,035
OneMain Finance Corp.	6.875	03-15-25	2,957,000	2,978,628
OneMain Finance Corp.	9.000	01-15-29	2,493,000	2,571,133
World Acceptance Corp. (A)	7.000	11-01-26	2,560,000	2,247,603
Financial services 1.6%
Block, Inc.	3.500	06-01-31	6,035,000	5,050,727
Macquarie Airfinance Holdings, Ltd. (A)	8.125	03-30-29	1,338,000	1,363,623
Macquarie Airfinance Holdings, Ltd. (A)	8.375	05-01-28	2,135,000	2,188,802
Nationstar Mortgage Holdings, Inc. (A)	6.000	01-15-27	3,025,000	2,919,125
NMI Holdings, Inc. (A)	7.375	06-01-25	5,600,000	5,631,640
Insurance 1.4%
Alliant Holdings Intermediate LLC (A)	6.750	04-15-28	4,333,000	4,328,943
Athene Holding, Ltd.	6.150	04-03-30	2,492,000	2,530,893
Athene Holding, Ltd.	6.650	02-01-33	3,500,000	3,627,865
HUB International, Ltd. (A)	7.250	06-15-30	3,524,000	3,601,744
Ryan Specialty LLC (A)	4.375	02-01-30	1,615,000	1,457,538
Health care 4.6%				49,539,819
Health care equipment and supplies 0.3%
Varex Imaging Corp. (A)	7.875	10-15-27	3,465,000	3,453,018
Health care providers and services 3.5%
AdaptHealth LLC (A)	4.625	08-01-29	4,030,000	3,182,652
Centene Corp.	4.625	12-15-29	2,415,000	2,242,891
DaVita, Inc. (A)	3.750	02-15-31	3,645,000	2,853,453
DaVita, Inc. (A)	4.625	06-01-30	5,765,000	4,872,663
Encompass Health Corp.	4.750	02-01-30	2,395,000	2,176,314
HCA, Inc.	5.375	02-01-25	7,020,000	6,978,786
HealthEquity, Inc. (A)	4.500	10-01-29	4,595,000	4,137,739
Select Medical Corp. (A)	6.250	08-15-26	5,890,000	5,847,577
Tenet Healthcare Corp.	5.125	11-01-27	2,926,000	2,807,037
Tenet Healthcare Corp.	6.125	10-01-28	3,000,000	2,908,500
Pharmaceuticals 0.8%
Bausch Health Companies, Inc. (A)	9.000	01-30-28	503,000	485,687
12	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Pharmaceuticals (continued)
Bausch Health Companies, Inc. (A)	11.000	09-30-28	892,000	$557,500
Bausch Health Companies, Inc. (A)	14.000	10-15-30	177,000	91,963
Organon & Company (A)	4.125	04-30-28	4,050,000	3,596,276
Organon & Company (A)	5.125	04-30-31	4,255,000	3,347,763
Industrials 12.5%				136,224,808
Aerospace and defense 1.3%
Bombardier, Inc. (A)	7.875	04-15-27	5,757,000	5,761,180
TransDigm, Inc. (A)	6.250	03-15-26	2,385,000	2,368,545
TransDigm, Inc. (A)	6.750	08-15-28	4,176,000	4,183,471
TransDigm, Inc. (A)	7.125	12-01-31	1,785,000	1,815,595
Building products 0.3%
Builders FirstSource, Inc. (A)	4.250	02-01-32	1,419,000	1,217,237
Builders FirstSource, Inc. (A)	6.375	06-15-32	2,680,000	2,636,992
Commercial services and supplies 2.5%
Allied Universal Holdco LLC (A)	6.625	07-15-26	4,819,000	4,682,542
APX Group, Inc. (A)	6.750	02-15-27	4,200,000	4,176,354
Cimpress PLC	7.000	06-15-26	4,018,000	3,887,415
Clean Harbors, Inc. (A)	6.375	02-01-31	2,602,000	2,582,076
Enviri Corp. (A)	5.750	07-31-27	2,920,000	2,541,334
GFL Environmental, Inc. (A)	4.250	06-01-25	4,150,000	4,053,525
GFL Environmental, Inc. (A)	5.125	12-15-26	1,240,000	1,202,926
GFL Environmental, Inc. (A)	6.750	01-15-31	1,880,000	1,896,452
VT Topco, Inc. (A)	8.500	08-15-30	1,612,000	1,650,575
Construction and engineering 1.5%
AECOM	5.125	03-15-27	2,700,000	2,624,975
Arcosa, Inc. (A)	4.375	04-15-29	2,975,000	2,653,380
Dycom Industries, Inc. (A)	4.500	04-15-29	3,690,000	3,335,797
Global Infrastructure Solutions, Inc. (A)	5.625	06-01-29	4,505,000	3,765,103
MasTec, Inc. (A)	4.500	08-15-28	2,385,000	2,149,254
Williams Scotsman, Inc. (A)	4.625	08-15-28	1,395,000	1,282,340
Electrical equipment 0.6%
Emerald Debt Merger Sub LLC (A)	6.625	12-15-30	4,138,000	4,127,655
Vertiv Group Corp. (A)	4.125	11-15-28	3,272,000	2,961,737
Ground transportation 1.5%
Uber Technologies, Inc. (A)	6.250	01-15-28	4,700,000	4,664,750
Uber Technologies, Inc. (A)	7.500	09-15-27	5,700,000	5,804,498
Uber Technologies, Inc. (A)	8.000	11-01-26	6,210,000	6,312,297
Machinery 0.6%
JB Poindexter & Company, Inc. (A)	7.125	04-15-26	3,403,000	3,348,637
TK Elevator U.S. Newco, Inc. (A)	5.250	07-15-27	3,260,000	3,097,289
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	13

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines 1.9%
Alaska Airlines 2020-1 Class B Pass Through Trust (A)	8.000	08-15-25	1,388,716	$1,385,912
American Airlines 2016-3 Class B Pass Through Trust	3.750	04-15-27	2,314,676	2,161,853
American Airlines 2017-1 Class B Pass Through Trust	4.950	02-15-25	1,306,450	1,261,312
American Airlines, Inc. (A)	11.750	07-15-25	5,200,000	5,690,620
British Airways 2020-1 Class B Pass Through Trust (A)	8.375	11-15-28	2,384,027	2,439,719
Delta Air Lines, Inc.	7.375	01-15-26	4,000,000	4,096,360
U.S. Airways Group, Inc. (D)(E)	1.000	06-01-12	606,056	0
United Airlines, Inc. (A)	4.625	04-15-29	4,210,000	3,758,307
Professional services 0.8%
Concentrix Corp.	6.850	08-02-33	5,401,000	5,298,286
TriNet Group, Inc. (A)	7.125	08-15-31	3,244,000	3,276,440
Trading companies and distributors 1.5%
Beacon Roofing Supply, Inc. (A)	4.125	05-15-29	3,214,000	2,838,335
Beacon Roofing Supply, Inc. (A)	6.500	08-01-30	2,497,000	2,494,211
Boise Cascade Company (A)	4.875	07-01-30	3,125,000	2,843,750
United Rentals North America, Inc.	3.875	02-15-31	2,665,000	2,321,295
United Rentals North America, Inc.	4.000	07-15-30	3,289,000	2,930,689
WESCO Distribution, Inc. (A)	7.250	06-15-28	2,600,000	2,643,788
Information technology 4.2%				46,102,340
Communications equipment 0.1%
CommScope, Inc. (A)	6.000	03-01-26	1,245,000	1,067,588
IT services 0.3%
Virtusa Corp. (A)	7.125	12-15-28	4,378,000	3,458,047
Semiconductors and semiconductor equipment 1.1%
Entegris Escrow Corp. (A)	4.750	04-15-29	5,401,000	5,102,729
ON Semiconductor Corp. (A)	3.875	09-01-28	3,975,000	3,593,499
Qorvo, Inc. (A)	3.375	04-01-31	3,600,000	2,911,375
Software 1.9%
Consensus Cloud Solutions, Inc. (A)	6.000	10-15-26	2,345,000	2,216,635
Consensus Cloud Solutions, Inc. (A)	6.500	10-15-28	4,507,000	4,070,722
NCR Voyix Corp. (A)	5.125	04-15-29	1,041,000	953,399
NCR Voyix Corp. (A)	5.250	10-01-30	3,145,000	2,764,580
Open Text Corp. (A)	6.900	12-01-27	5,668,000	5,825,980
Ziff Davis, Inc. (A)	4.625	10-15-30	5,407,000	4,765,563
Technology hardware, storage and peripherals 0.8%
Seagate HDD Cayman	5.750	12-01-34	4,007,000	3,674,678
Seagate HDD Cayman (A)	8.250	12-15-29	931,000	988,756
Xerox Holdings Corp. (A)	5.500	08-15-28	5,650,000	4,708,789
14	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials 4.2%				$45,281,734
Chemicals 0.4%
Ashland, Inc.	6.875	05-15-43	2,710,000	2,562,746
The Scotts Miracle-Gro Company	4.000	04-01-31	2,035,000	1,633,141
Containers and packaging 2.8%
Ardagh Metal Packaging Finance USA LLC (A)	6.000	06-15-27	2,385,000	2,314,642
Ardagh Packaging Finance PLC (A)	5.250	08-15-27	3,010,000	2,209,987
Ball Corp.	6.000	06-15-29	1,792,000	1,788,111
Ball Corp.	6.875	03-15-28	3,265,000	3,335,038
Berry Global, Inc. (A)	5.625	07-15-27	2,928,000	2,862,445
Clydesdale Acquisition Holdings, Inc. (A)	8.750	04-15-30	2,630,000	2,359,990
Owens-Brockway Glass Container, Inc. (A)	6.625	05-13-27	3,265,000	3,231,371
Owens-Brockway Glass Container, Inc. (A)	7.250	05-15-31	1,751,000	1,737,885
Sealed Air Corp. (A)	4.000	12-01-27	3,150,000	2,894,853
Sealed Air Corp. (A)	6.125	02-01-28	1,477,000	1,461,056
Sealed Air Corp. (A)	6.875	07-15-33	2,736,000	2,741,234
Trivium Packaging Finance BV (A)	5.500	08-15-26	3,425,000	3,291,356
Metals and mining 1.0%
Alcoa Nederland Holding BV (A)	4.125	03-31-29	2,759,000	2,460,767
First Quantum Minerals, Ltd. (A)	6.875	10-15-27	4,164,000	3,372,840
FMG Resources August 2006 Proprietary, Ltd. (A)	4.500	09-15-27	2,000,000	1,887,660
Novelis Corp. (A)	4.750	01-30-30	3,455,000	3,136,612
Real estate 3.2%				35,245,484
Health care REITs 0.3%
Diversified Healthcare Trust	9.750	06-15-25	3,770,000	3,739,613
Real estate management and development 0.5%
Greystar Real Estate Partners LLC (A)	7.750	09-01-30	1,885,000	1,917,639
Realogy Group LLC (A)	5.250	04-15-30	4,522,000	3,043,823
Specialized REITs 2.4%
Iron Mountain Information Management Services, Inc. (A)	5.000	07-15-32	3,613,000	3,137,854
Iron Mountain, Inc. (A)	4.875	09-15-29	6,675,000	6,078,469
Outfront Media Capital LLC (A)	7.375	02-15-31	1,070,000	1,097,285
Uniti Group LP (A)	10.500	02-15-28	3,292,000	3,238,078
VICI Properties LP (A)	4.250	12-01-26	3,935,000	3,707,287
VICI Properties LP (A)	4.625	12-01-29	5,910,000	5,348,532
VICI Properties LP (A)	5.750	02-01-27	4,000,000	3,936,904
Utilities 2.8%				29,885,591
Electric utilities 1.4%
Alexander Funding Trust II (A)	7.467	07-31-28	2,826,000	2,895,410
NRG Energy, Inc. (A)	3.625	02-15-31	5,060,000	4,137,348
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	15

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (A)(B)	10.250	03-15-28	2,353,000	$2,330,759
Vistra Operations Company LLC (A)	5.625	02-15-27	5,430,000	5,281,821
Gas utilities 0.4%
AmeriGas Partners LP (A)	9.375	06-01-28	3,938,000	4,039,955
Independent power and renewable electricity producers 1.0%
Calpine Corp. (A)	4.500	02-15-28	5,955,000	5,620,154
Clearway Energy Operating LLC (A)	4.750	03-15-28	2,750,000	2,573,472

Talen Energy Supply LLC (A)	8.625	06-01-30	2,870,000	3,006,672
Convertible bonds 0.1%				$1,676,964
(Cost $1,911,463)
Communication services 0.1%				1,676,964
Media 0.1%

DISH Network Corp.	3.375	08-15-26	3,706,000	1,676,964
Term loans (F) 3.1%				$33,228,796
(Cost $35,239,373)
Communication services 0.8%				8,453,724
Diversified telecommunication services 0.3%
Zayo Group Holdings, Inc., 2022 USD Incremental Term Loan B (1 month CME Term SOFR + 4.325%)	9.673	03-09-27	4,227,271	3,596,689
Interactive media and services 0.2%
Arches Buyer, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.250%)	8.698	12-06-27	1,853,668	1,821,228
Media 0.3%
AP Core Holdings II LLC, High-Yield Term Loan B2 (1 month CME Term SOFR + 5.500%)	10.963	09-01-27	3,111,000	3,035,807
Consumer discretionary 0.3%				3,492,561
Hotels, restaurants and leisure 0.0%
Fontainebleau Las Vegas LLC, Delayed Draw Term Loan (D)(E)	0.000	06-06-21	757,938	0
Fontainebleau Las Vegas LLC, Term Loan B (D)(E)	0.000	06-06-21	1,618,638	0
Leisure products 0.3%
J&J Ventures Gaming LLC, Term Loan (3 month CME Term SOFR + 4.000%)	9.652	04-26-28	3,581,452	3,492,561
Financials 0.1%				930,439
Insurance 0.1%
HUB International, Ltd., 2023 Term Loan B (3 month CME Term SOFR + 4.250%)	9.662	06-20-30	927,000	930,439
16	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care 1.3%				$13,739,922
Health care equipment and supplies 0.4%
Bausch & Lomb, Inc., Term Loan (3 month CME Term SOFR + 3.250%)	8.755	05-10-27	4,730,125	4,579,944
Health care providers and services 0.6%
Mamba Purchaser, Inc., 2021 Term Loan (1 month CME Term SOFR + 3.250%)	8.713	10-16-28	3,547,990	3,540,007
Select Medical Corp., 2023 Term Loan B1 (1 month CME Term SOFR + 3.000%)	8.348	03-06-27	2,992,500	2,989,687
Pharmaceuticals 0.3%
Bausch Health Americas, Inc. , 2022 Term Loan B (1 month CME Term SOFR + 5.250%)	10.691	02-01-27	3,487,654	2,630,284
Industrials 0.3%				2,737,125
Passenger airlines 0.3%
AAdvantage Loyalty IP, Ltd., 2021 Term Loan (3 month CME Term SOFR + 4.750%)	10.427	04-20-28	2,700,000	2,737,125
Information technology 0.1%				1,606,406
Software 0.1%
Quest Software, Inc., 2022 Term Loan (3 month CME Term SOFR + 4.250%)	9.783	02-01-29	2,205,087	1,606,406
Materials 0.2%				2,268,619
Chemicals 0.2%

Trinseo Materials Operating SCA, 2021 Term Loan B2 (1 and 3 month CME Term SOFR + 2.500%)	8.149	05-03-28	3,021,481	2,268,619
Collateralized mortgage obligations 0.1%				$1,300,955
(Cost $0)
Commercial and residential 0.1%				1,300,955
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-47	35,264,295	367,115
Series 2007-4, Class ES IO	0.350	07-19-47	36,049,578	472,823

Series 2007-6, Class ES IO (A)	0.343	08-19-37	37,182,959	461,017
Asset backed securities 3.3%				$35,250,616
(Cost $35,223,387)
Asset backed securities 3.3%				35,250,616
Concord Music Royalties LLC
Series 2022-1A, Class A2 (A)	6.500	01-20-73	4,810,000	4,757,542
Cutwater, Ltd.
Series 2015-1A, Class AR (3 month CME Term SOFR + 1.482%) (A)(G)	6.875	01-15-29	1,360,822	1,359,621
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class B (A)	5.450	04-20-48	4,578,187	4,010,965
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	17

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Driven Brands Funding LLC
Series 2019-1A, Class A2 (A)	4.641	04-20-49	5,607,289	$5,336,822
MVW LLC
Series 2023-1A, Class D (A)	8.830	10-20-40	3,995,738	3,956,909
Neighborly Issuer LLC
Series 2023-1A, Class A2 (A)	7.308	01-30-53	7,112,255	6,964,583
OFSI BSL VIII, Ltd.
Series 2017-1A, Class AR (3 month CME Term SOFR + 1.262%) (A)(G)	6.655	08-16-29	732,322	731,698
Sound Point CLO, Ltd.
Series 2013-2RA, Class A1 (3 month CME Term SOFR + 1.212%) (A)(G)	6.605	04-15-29	504,025	502,915
Symphony CLO XVII, Ltd.
Series 2016-17A, Class BR (3 month CME Term SOFR + 1.462%) (A)(G)	6.855	04-15-28	2,883,814	2,871,575
Vibrant CLO VI, Ltd.
Series 2017-6A, Class AR (3 month CME Term SOFR + 1.212%) (A)(G)	6.609	06-20-29	1,202,964	1,201,603
Wellfleet CLO, Ltd.
Series 2017-2A, Class A1R (3 month CME Term SOFR + 1.322%) (A)(G)	6.737	10-20-29	3,043,165	3,038,643
Zais CLO 8, Ltd.
Series 2018-1A, Class A (3 month CME Term SOFR + 1.212%) (A)(G)	6.605	04-15-29	518,032	517,740

	Shares	Value
Common stocks 0.0%		$0
(Cost $40,960)
Communication services 0.0%		0
Media 0.0%
Granite Broadcasting Corp. (E)(H)	11,688	0
Energy 0.0%		0
Energy equipment and services 0.0%

TPT Acquisition, Inc. (E)(H)	2,560	0
Preferred securities 0.6%		$6,827,130
(Cost $7,067,689)
Communication services 0.3%		3,775,718
Wireless telecommunication services 0.3%
U.S. Cellular Corp., 6.250%	194,725	3,775,718
Industrials 0.3%		3,051,412
Construction and engineering 0.3%
Glasstech, Inc., Series A (E)(H)(I)	143	128,700
Glasstech, Inc., Series B (E)(H)(I)	4,475	2,922,712

18	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Par value^	Value
Escrow certificates 0.0%		$11,398
(Cost $0)
Green Field Energy Services, Inc. (A)(E)(H)	250,000	0
Green Field Energy Services, Inc. (A)(E)(H)	6,000	0
LSC Communications, Inc. (A)(E)(H)	5,845,000	11,398

	Yield (%)	Shares	Value
Short-term investments 3.1%			$33,507,962
(Cost $33,494,600)
Short-term funds 3.1%			33,507,962
John Hancock Collateral Trust (J)	5.4088(K)	3,350,763	33,507,962

Total investments (Cost $1,125,960,558) 98.8%	$1,073,049,093
Other assets and liabilities, net 1.2%	13,105,783
Total net assets 100.0%	$1,086,154,876

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $727,961,696 or 67.0% of the fund’s net assets as of 11-30-23.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	Non-income producing - Issuer is in default.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(F)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(G)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(H)	Non-income producing security.
(I)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to financial statements.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(K)	The rate shown is the annualized seven-day yield as of 11-30-23.
At 11-30-23, the aggregate cost of investments for federal income tax purposes was $1,130,871,969. Net unrealized depreciation aggregated to $57,822,876, of which $9,449,322 related to gross unrealized appreciation and $67,272,198 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	19

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-23 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,092,465,958)	$1,039,541,131
Affiliated investments, at value (Cost $33,494,600)	33,507,962
Total investments, at value (Cost $1,125,960,558)	1,073,049,093
Cash	120,211
Foreign currency, at value (Cost $12,962)	12,865
Dividends and interest receivable	17,711,426
Receivable for fund shares sold	442,304
Other assets	155,179
Total assets	1,091,491,078
Liabilities
Distributions payable	164,768
Payable for investments purchased	1,880,000
Payable for delayed delivery securities purchased	1,686,295
Payable for fund shares repurchased	1,380,294
Payable to affiliates
Accounting and legal services fees	47,486
Transfer agent fees	33,062
Trustees’ fees	2,029
Other liabilities and accrued expenses	142,268
Total liabilities	5,336,202
Net assets	$1,086,154,876
Net assets consist of
Paid-in capital	$1,740,821,865
Total distributable earnings (loss)	(654,666,989)
Net assets	$1,086,154,876

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($233,324,288 ÷ 78,799,681 shares)[1]	$2.96
Class C ($5,674,467 ÷ 1,916,900 shares)[1]	$2.96
Class I ($101,386,353 ÷ 34,234,039 shares)	$2.96
Class R6 ($36,667,535 ÷ 12,409,934 shares)	$2.95
Class NAV ($709,102,233 ÷ 239,858,399 shares)	$2.96
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$3.08

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
20	JOHN HANCOCK High Yield Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 11-30-23 (unaudited)

Investment income
Interest	$37,058,715
Dividends from affiliated investments	1,022,543
Dividends	152,129
Total investment income	38,233,387
Expenses
Investment management fees	2,785,151
Distribution and service fees	324,121
Accounting and legal services fees	130,137
Transfer agent fees	209,532
Trustees’ fees	13,237
Custodian fees	71,293
State registration fees	46,850
Printing and postage	28,883
Professional fees	63,939
Other	25,193
Total expenses	3,698,336
Less expense reductions	(47,387)
Net expenses	3,650,949
Net investment income	34,582,438
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(19,614,594)
Affiliated investments	12,485
Swap contracts	(57,703)
(19,659,812)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	34,230,822
Affiliated investments	3,104
34,233,926
Net realized and unrealized gain	14,574,114
Increase in net assets from operations	$49,156,552
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK High Yield Fund	21

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-23 (unaudited)	Year ended 5-31-23
Increase (decrease) in net assets
From operations
Net investment income	$34,582,438	$69,449,788
Net realized loss	(19,659,812)	(86,688,286)
Change in net unrealized appreciation (depreciation)	34,233,926	10,706,073
Increase (decrease) in net assets resulting from operations	49,156,552	(6,532,425)
Distributions to shareholders
From earnings
Class A	(7,131,674)	(14,231,229)
Class C	(172,573)	(532,450)
Class I	(3,570,871)	(6,410,102)
Class R6	(1,119,752)	(2,050,441)
Class NAV	(23,607,115)	(50,201,369)
Total distributions	(35,601,985)	(73,425,591)
From fund share transactions	(85,209,763)	(51,631,652)
Total decrease	(71,655,196)	(131,589,668)
Net assets
Beginning of period	1,157,810,072	1,289,399,740
End of period	$1,086,154,876	$1,157,810,072
22	JOHN HANCOCK High Yield Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	11-30-23[1]	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$2.92	$3.11	$3.45	$3.16	$3.37	$3.41
Net investment income[2]	0.09	0.16	0.15	0.16	0.17	0.19
Net realized and unrealized gain (loss) on investments	0.04	(0.18)	(0.33)	0.29	(0.20)	(0.04)
Total from investment operations	0.13	(0.02)	(0.18)	0.45	(0.03)	0.15
Less distributions
From net investment income	(0.09)	(0.17)	(0.16)	(0.16)	(0.18)	(0.19)
Net asset value, end of period	$2.96	$2.92	$3.11	$3.45	$3.16	$3.37
Total return (%)[3,4]	4.50[5]	(0.36)	(5.39)	14.51	(1.12)	4.46
Ratios and supplemental data
Net assets, end of period (in millions)	$233	$235	$260	$288	$262	$309
Ratios (as a percentage of average net assets):
Expenses before reductions	0.94[6]	0.93	0.91	0.92	0.94	0.94
Expenses including reductions	0.93[6]	0.92	0.90	0.91	0.93	0.94
Net investment income	5.93[6]	5.59	4.60	4.71	5.23	5.66
Portfolio turnover (%)	15	39	43	74	59	59

[1]	Six months ended 11-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK High Yield Fund	23

CLASS C SHARES Period ended	11-30-23[1]	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$2.92	$3.11	$3.45	$3.16	$3.37	$3.41
Net investment income[2]	0.08	0.14	0.13	0.13	0.15	0.17
Net realized and unrealized gain (loss) on investments	0.04	(0.18)	(0.33)	0.30	(0.21)	(0.05)
Total from investment operations	0.12	(0.04)	(0.20)	0.43	(0.06)	0.12
Less distributions
From net investment income	(0.08)	(0.15)	(0.14)	(0.14)	(0.15)	(0.16)
Net asset value, end of period	$2.96	$2.92	$3.11	$3.45	$3.16	$3.37
Total return (%)[3,4]	4.11[5]	(1.11)	(6.09)	13.66	(1.86)	3.69
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$7	$14	$25	$39	$55
Ratios (as a percentage of average net assets):
Expenses before reductions	1.69[6]	1.68	1.66	1.67	1.69	1.69
Expenses including reductions	1.68[6]	1.67	1.65	1.66	1.68	1.69
Net investment income	5.16[6]	4.79	3.83	3.95	4.48	4.91
Portfolio turnover (%)	15	39	43	74	59	59

[1]	Six months ended 11-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
24	JOHN HANCOCK High Yield Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	11-30-23[1]	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$2.92	$3.11	$3.45	$3.16	$3.36	$3.41
Net investment income[2]	0.09	0.17	0.16	0.17	0.18	0.20
Net realized and unrealized gain (loss) on investments	0.04	(0.18)	(0.33)	0.29	(0.20)	(0.05)
Total from investment operations	0.13	(0.01)	(0.17)	0.46	(0.02)	0.15
Less distributions
From net investment income	(0.09)	(0.18)	(0.17)	(0.17)	(0.18)	(0.20)
Net asset value, end of period	$2.96	$2.92	$3.11	$3.45	$3.16	$3.36
Total return (%)[3]	4.63[4]	(0.11)	(5.15)	14.79	(0.58)	4.40
Ratios and supplemental data
Net assets, end of period (in millions)	$101	$101	$97	$98	$91	$99
Ratios (as a percentage of average net assets):
Expenses before reductions	0.69[5]	0.68	0.66	0.67	0.69	0.71
Expenses including reductions	0.68[5]	0.67	0.65	0.66	0.68	0.70
Net investment income	6.14[5]	5.80	4.83	4.94	5.48	5.89
Portfolio turnover (%)	15	39	43	74	59	59

[1]	Six months ended 11-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK High Yield Fund	25

CLASS R6 SHARES Period ended	11-30-23[1]	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$2.92	$3.11	$3.45	$3.16	$3.36	$3.40
Net investment income[2]	0.09	0.17	0.17	0.17	0.19	0.20
Net realized and unrealized gain (loss) on investments	0.03	(0.18)	(0.34)	0.29	(0.20)	(0.04)
Total from investment operations	0.12	(0.01)	(0.17)	0.46	(0.01)	0.16
Less distributions
From net investment income	(0.09)	(0.18)	(0.17)	(0.17)	(0.19)	(0.20)
Net asset value, end of period	$2.95	$2.92	$3.11	$3.45	$3.16	$3.36
Total return (%)[3]	4.34[4]	0.00[5]	(5.05)	14.91	(0.47)	4.82
Ratios and supplemental data
Net assets, end of period (in millions)	$37	$33	$34	$31	$22	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	0.57[6]	0.57	0.55	0.56	0.58	0.59
Expenses including reductions	0.56[6]	0.56	0.54	0.55	0.57	0.59
Net investment income	6.29[6]	5.95	4.95	5.06	5.60	6.00
Portfolio turnover (%)	15	39	43	74	59	59

[1]	Six months ended 11-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than 1%.
[6]	Annualized.
26	JOHN HANCOCK High Yield Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	11-30-23[1]	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$2.92	$3.11	$3.45	$3.16	$3.36	$3.41
Net investment income[2]	0.09	0.17	0.17	0.17	0.19	0.20
Net realized and unrealized gain (loss) on investments	0.04	(0.18)	(0.34)	0.29	(0.20)	(0.05)
Total from investment operations	0.13	(0.01)	(0.17)	0.46	(0.01)	0.15
Less distributions
From net investment income	(0.09)	(0.18)	(0.17)	(0.17)	(0.19)	(0.20)
Net asset value, end of period	$2.96	$2.92	$3.11	$3.45	$3.16	$3.36
Total return (%)[3]	4.69[4]	0.00[5]	(5.05)	14.93	(0.46)	4.53
Ratios and supplemental data
Net assets, end of period (in millions)	$709	$782	$884	$1,051	$676	$538
Ratios (as a percentage of average net assets):
Expenses before reductions	0.57[6]	0.56	0.54	0.55	0.57	0.58
Expenses including reductions	0.56[6]	0.55	0.53	0.54	0.56	0.57
Net investment income	6.29[6]	5.96	4.96	5.08	5.62	5.99
Portfolio turnover (%)	15	39	43	74	59	59

[1]	Six months ended 11-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than 1%.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK High Yield Fund	27

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock High Yield Fund (the fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek high current income. Capital appreciation is a secondary goal. Under normal market conditions, the fund invests at least 80% of its net assets in U.S. and foreign fixed-income securities rated below investment grade. Investments in high yield securities involve greater degrees of credit and market risk than investments in higher rated securities and tend to be more sensitive to market conditions.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
28	JOHN HANCOCK High Yield Fund | SEMIANNUAL REPORT

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2023, by major security category or type:
	Total value at 11-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$21,092,313	—	$21,092,313	—
Corporate bonds	940,152,959	—	940,152,959	—
Convertible bonds	1,676,964	—	1,676,964	—
Term loans	33,228,796	—	33,228,796	—
Collateralized mortgage obligations	1,300,955	—	1,300,955	—
Asset backed securities	35,250,616	—	35,250,616	—
Common stocks	—	—	—	—
Preferred securities	6,827,130	$3,775,718	—	$3,051,412
Escrow certificates	11,398	—	—	11,398
Short-term investments	33,507,962	33,507,962	—	—
Total investments in securities	$1,073,049,093	$37,283,680	$1,032,702,603	$3,062,810
Level 3 includes securities valued at $0. Refer to Fund’s investments.
When-issued/delayed-delivery securities. The fund may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the fund enters
SEMIANNUAL REPORT | JOHN HANCOCK High Yield Fund	29

into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is
30	JOHN HANCOCK High Yield Fund | SEMIANNUAL REPORT

recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2023, the fund had no borrowings under the line of credit. Commitment fees for the six months ended November 30, 2023 were $4,071.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2023, the fund has a short-term capital loss carryforward of $15,558,660 and a long-term capital loss carryforward of $572,300,521 available to offset future net realized capital gains. These carryforwards do not expire. Due to certain Internal Revenue Code rules, utilization of the capital loss carryforwards may be limited in future years.
As of May 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
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Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By
32	JOHN HANCOCK High Yield Fund | SEMIANNUAL REPORT

acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.
Credit default swaps — Seller
Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.
For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. A deterioration of the referenced entity’s creditworthiness would indicate a greater likelihood of a credit event occurring and result in increasing market values, in absolute terms when compared to the notional amount of the swap. The maximum potential amount of future payments (undiscounted) that the fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.
During the six months ended November 30, 2023, the fund used credit default swap contracts as the seller to gain credit exposure to an issuer or index. The fund held credit default swaps with total USD notional amounts ranging up to $29.7 million. There were no open CDS contracts where the fund acted as seller as of November 30, 2023.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2023:
Statement of operations location - Net realized gain (loss) on:
Risk	Swap contracts
Credit	$(57,703)
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor on an annual basis, equal to the sum of: (a) 0.6250% of the first $75 million of the fund’s average daily net assets, (b) 0.5625% of the next $75 million of the fund’s average daily net assets, (c) 0.5000% of the next $350 million of the fund’s average daily net assets, (d) 0.4750% of the next $2 billion of the fund’s average daily net assets and (e) 0.4500% of the fund’s average daily net assets in excess
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of $2.5 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended November 30, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$9,892
Class C	275
Class I	4,774
Class	Expense reduction
Class R6	$1,460
Class NAV	30,986
Total	$47,387

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2023, were equivalent to a net annual effective rate of 0.49% of the fund’s average daily net assets.
Accounting and legal services.  Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended November 30, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $66,783 for the six months ended November 30, 2023. Of this amount, $9,566 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $57,217 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to
34	JOHN HANCOCK High Yield Fund | SEMIANNUAL REPORT

compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2023, CDSCs received by the Distributor amounted to $319 and $121 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended November 30, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$291,833	$138,195
Class C	32,288	3,821
Class I	—	66,792
Class R6	—	724
Total	$324,121	$209,532
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the six months ended November 30, 2023 and for the year ended May 31, 2023 were as follows:
	Six Months Ended 11-30-23		Year Ended 5-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	10,329,234	$30,031,304	9,599,302	$28,207,469
Distributions reinvested	2,283,965	6,690,507	4,550,263	13,304,889
Repurchased	(14,074,651)	(41,025,624)	(17,496,488)	(51,450,638)
Net decrease	(1,461,452)	$(4,303,813)	(3,346,923)	$(9,938,280)
Class C shares
Sold	49,194	$143,686	241,976	$696,464
Distributions reinvested	58,582	171,658	179,670	525,358
Repurchased	(635,414)	(1,860,003)	(2,632,977)	(7,738,512)
Net decrease	(527,638)	$(1,544,659)	(2,211,331)	$(6,516,690)
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	Six Months Ended 11-30-23		Year Ended 5-31-23
	Shares	Amount	Shares	Amount
Class I shares
Sold	11,156,711	$32,750,217	40,980,930	$122,294,391
Distributions reinvested	1,031,845	3,023,241	1,926,598	5,638,946
Repurchased	(12,673,661)	(36,846,768)	(39,405,448)	(117,103,342)
Net increase (decrease)	(485,105)	$(1,073,310)	3,502,080	$10,829,995
Class R6 shares
Sold	2,300,815	$6,726,020	3,507,899	$10,277,045
Distributions reinvested	381,739	1,115,474	683,920	1,996,918
Repurchased	(1,607,562)	(4,692,773)	(3,671,395)	(10,748,858)
Net increase	1,074,992	$3,148,721	520,424	$1,525,105
Class NAV shares
Sold	3,362,109	$9,836,038	7,495,383	$22,228,326
Distributions reinvested	8,067,060	23,607,115	17,177,766	50,201,369
Repurchased	(39,387,822)	(114,879,855)	(40,986,063)	(119,961,477)
Net decrease	(27,958,653)	$(81,436,702)	(16,312,914)	$(47,531,782)
Total net decrease	(29,357,856)	$(85,209,763)	(17,848,664)	$(51,631,652)
Affiliates of the fund owned 6% and 100% of shares of Class R6 and Class NAV, respectively, on November 30, 2023. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $164,972,820 and $253,181,862, respectively, for the six months ended November 30, 2023.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At November 30, 2023, funds within the John Hancock group of funds complex held 63.8% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	20.4%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	11.1%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	9.4%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	9.0%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
36	JOHN HANCOCK High Yield Fund | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	3,350,763	$26,309,925	$213,231,762	$(206,049,314)	$12,485	$3,104	$1,022,543	—	$33,507,962
Note 10—Restricted securities
The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at November 30, 2023:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Glasstech, Inc., Series A	10-31-08	$449,145	143	—	—	143	0.0%[1]	$128,700
Glasstech, Inc., Series B	10-31-08	3,563,982	4,475	—	—	4,475	0.3%	2,922,712
								$3,051,412

[1]	Less than 0.05%.
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EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Bond Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock High Yield Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 26–29, 2023 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 30–June 1, 2023. The Trustees who are not "interested persons" of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 26–29, 2023, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
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Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
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(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index for the one-, three-, five- and ten-year periods ended December 31, 2022. The Board also noted that the fund performed in line with its peer group median for the ten-year period and underperformed for the one-, three- and five-year periods ended December 31, 2022. The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods and its peer group median for the one-, three- and five-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are lower than the peer group median.
The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund’s distributor, an
40	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT

affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	41

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structures contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
42	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	43

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
James Gearhart, CFA
Jonas Grazulis, CFA
Caryn E. Rothman, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
44	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Dynamic Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Disciplined Value International Select ETF
John Hancock Dynamic Municipal Bond ETF
John Hancock Fundamental All Cap Core ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock High Yield Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3267916	57SA 11/23
1/2024

Semiannual report
John Hancock
Investment Grade Bond Fund
Fixed income
November 30, 2023
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
Bonds posted mixed results for the six months ended November 30, 2023. Bond yields stayed elevated for most of the period, putting downward pressure on bond prices. The U.S. Federal Reserve raised short-term rates in July, then held rates steady at its policy meetings in September, October, and November. Most of the world’s central banks kept rates steady during this time as well. Investors started to hope that the banks are finished with their series of interest-rate hikes and could start lowering rates as soon as mid-2024.
As a result, bond yields declined sharply around the globe in November, leading to a significant increase in bond prices. Intermediate- and long-term bond yields fell the most during the month, while the decline in short-term bond yields was more muted. The stable economy helped credit-sensitive sectors, such as bank loans and high-yield bonds, produce strong returns during the period. Regionally, North American bond markets posted the best returns, while bond markets in the Asia-Pacific region lagged.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Investment Grade Bond Fund

2	Your fund at a glance
3	Portfolio summary
4	Your expenses
6	Fund’s investments
31	Financial statements
34	Financial highlights
40	Notes to financial statements
50	Evaluation of advisory and subadvisory agreements by the Board of Trustees
56	More information
SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks a high level of current income consistent with preservation of capital and maintenance of liquidity.
AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/2023 (%)

The Bloomberg U.S. Aggregate Bond Index tracks the performance of U.S. investment-grade bonds in government, asset-backed, and corporate debt markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 11/30/2023 (% of net assets)

QUALITY COMPOSITION AS OF 11/30/2023 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-23 and do not reflect subsequent downgrades or upgrades, if any.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	3

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2023, with the same investment held until November 30, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on June 1, 2023, with the same investment held until November 30, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
4	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 6-1-2023	Ending value on 11-30-2023	Expenses paid during period ended 11-30-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$990.50	$3.73	0.75%
	Hypothetical example	1,000.00	1,021.30	3.79	0.75%
Class C	Actual expenses/actual returns	1,000.00	986.80	7.45	1.50%
	Hypothetical example	1,000.00	1,017.50	7.57	1.50%
Class I	Actual expenses/actual returns	1,000.00	992.80	2.49	0.50%
	Hypothetical example	1,000.00	1,022.50	2.53	0.50%
Class R2	Actual expenses/actual returns	1,000.00	990.00	4.23	0.85%
	Hypothetical example	1,000.00	1,020.80	4.29	0.85%
Class R4	Actual expenses/actual returns	1,000.00	992.20	3.14	0.63%
	Hypothetical example	1,000.00	1,021.90	3.18	0.63%
Class R6	Actual expenses/actual returns	1,000.00	993.40	1.89	0.38%
	Hypothetical example	1,000.00	1,023.10	1.92	0.38%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	5

Fund’s investments
AS OF 11-30-23 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 57.3%				$1,827,299,534
(Cost $1,897,794,042)
U.S. Government 22.5%				718,451,142
U.S. Treasury
Bond	2.250	02-15-52	10,795,000	6,877,596
Bond	3.000	08-15-52	46,003,000	34,707,107
Bond	3.375	08-15-42	37,481,000	31,176,579
Bond	3.375	11-15-48	11,535,000	9,315,414
Bond	4.000	11-15-42	75,357,000	68,530,715
Bond	4.125	08-15-53	115,851,000	108,338,787
Bond	4.750	11-15-43	124,311,000	125,243,333
Note	4.500	11-15-33	86,831,000	87,902,820
Note	4.625	10-15-26	6,212,000	6,234,810
Note	4.875	10-31-28	62,515,000	64,048,571
Note	4.875	10-31-30	170,947,000	176,075,410
U.S. Government Agency 34.8%				1,108,848,392
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.000	06-01-36	8,313,892	7,329,309
15 Yr Pass Thru	4.000	08-01-37	3,460,278	3,344,435
15 Yr Pass Thru	4.000	08-01-37	2,122,698	2,047,654
15 Yr Pass Thru	4.000	08-01-37	2,968,941	2,856,558
15 Yr Pass Thru	4.000	11-01-37	6,154,703	5,935,193
15 Yr Pass Thru	4.500	12-01-37	1,277,006	1,246,681
15 Yr Pass Thru	4.500	02-01-38	8,293,589	8,091,458
30 Yr Pass Thru	2.500	08-01-51	6,512,926	5,359,218
30 Yr Pass Thru	2.500	11-01-51	5,091,960	4,180,416
30 Yr Pass Thru	2.500	12-01-51	1,668,733	1,362,181
30 Yr Pass Thru	3.000	03-01-43	264,177	233,995
30 Yr Pass Thru	3.000	03-01-43	2,068,203	1,829,027
30 Yr Pass Thru	3.000	04-01-43	343,857	304,045
30 Yr Pass Thru	3.000	12-01-45	736,495	643,607
30 Yr Pass Thru	3.000	10-01-46	773,255	673,103
30 Yr Pass Thru	3.000	10-01-46	595,206	518,278
30 Yr Pass Thru	3.000	12-01-46	2,088,602	1,818,658
30 Yr Pass Thru	3.000	12-01-46	563,231	489,732
30 Yr Pass Thru	3.000	04-01-47	372,510	323,549
30 Yr Pass Thru	3.000	04-01-47	4,593,479	3,984,243
30 Yr Pass Thru	3.000	09-01-49	4,999,671	4,286,565
30 Yr Pass Thru	3.000	10-01-49	3,518,543	3,018,891
30 Yr Pass Thru	3.000	10-01-49	1,845,042	1,580,730
30 Yr Pass Thru	3.000	12-01-49	6,973,059	5,982,845
30 Yr Pass Thru	3.000	12-01-49	5,645,162	4,836,461
30 Yr Pass Thru	3.000	01-01-50	11,278,362	9,673,247
6	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	02-01-50	6,189,064	$5,294,710
30 Yr Pass Thru	3.500	02-01-42	578,460	529,179
30 Yr Pass Thru	3.500	04-01-44	348,561	317,081
30 Yr Pass Thru	3.500	07-01-46	659,341	596,709
30 Yr Pass Thru	3.500	10-01-46	911,296	813,054
30 Yr Pass Thru	3.500	11-01-46	759,518	683,097
30 Yr Pass Thru	3.500	12-01-46	395,403	357,595
30 Yr Pass Thru	3.500	01-01-47	2,910,433	2,628,506
30 Yr Pass Thru	3.500	02-01-47	687,516	621,133
30 Yr Pass Thru	3.500	04-01-47	511,831	462,731
30 Yr Pass Thru	3.500	11-01-48	2,397,672	2,156,424
30 Yr Pass Thru	3.500	06-01-49	13,846	12,328
30 Yr Pass Thru	3.500	03-01-52	2,808,085	2,485,704
30 Yr Pass Thru	3.500	03-01-52	12,778,857	11,235,911
30 Yr Pass Thru	3.500	04-01-52	30,649,597	27,106,939
30 Yr Pass Thru	3.500	06-01-52	7,790,175	6,922,606
30 Yr Pass Thru	4.000	11-01-43	123,528	115,891
30 Yr Pass Thru	4.000	02-01-44	43,971	41,237
30 Yr Pass Thru	4.000	07-01-45	1,608,209	1,507,194
30 Yr Pass Thru	4.000	03-01-48	391,886	364,944
30 Yr Pass Thru	4.000	08-01-48	349,730	325,030
30 Yr Pass Thru	4.000	05-01-52	253,097	232,831
30 Yr Pass Thru	4.000	05-01-52	7,035,298	6,403,817
30 Yr Pass Thru	4.000	08-01-52	19,065,772	17,455,735
30 Yr Pass Thru	4.000	08-01-52	11,918,291	10,911,833
30 Yr Pass Thru	4.500	02-01-41	199,993	192,397
30 Yr Pass Thru	4.500	03-01-47	675,717	647,720
30 Yr Pass Thru	4.500	06-01-52	5,013,412	4,728,333
30 Yr Pass Thru	4.500	07-01-52	2,189,244	2,064,073
30 Yr Pass Thru	4.500	07-01-52	3,465,404	3,267,267
30 Yr Pass Thru	4.500	08-01-52	1,366,450	1,290,884
30 Yr Pass Thru	4.500	08-01-52	6,549,723	6,177,285
30 Yr Pass Thru	4.500	08-01-52	5,451,640	5,141,642
30 Yr Pass Thru	4.500	08-01-52	4,787,577	4,489,532
30 Yr Pass Thru	4.500	09-01-52	3,385,243	3,190,367
30 Yr Pass Thru	4.500	09-01-52	3,776,720	3,567,864
30 Yr Pass Thru	4.500	09-01-52	13,931,175	13,139,004
30 Yr Pass Thru	4.500	10-01-52	13,907,859	13,111,580
30 Yr Pass Thru	4.500	10-01-52	4,926,864	4,635,544
30 Yr Pass Thru	4.500	12-01-52	3,163,904	2,978,803
30 Yr Pass Thru	4.500	12-01-52	12,890,489	12,197,777
30 Yr Pass Thru	4.500	02-01-53	12,398,509	11,634,403
30 Yr Pass Thru	4.500	03-01-53	8,188,782	7,678,999
30 Yr Pass Thru	4.500	04-01-53	2,990,912	2,821,540
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	04-01-53	11,342,335	$10,680,183
30 Yr Pass Thru	4.500	08-01-53	9,568,187	9,011,401
30 Yr Pass Thru	4.500	08-01-53	3,831,449	3,606,097
30 Yr Pass Thru	5.000	07-01-52	10,124,125	9,833,782
30 Yr Pass Thru	5.000	09-01-52	17,579,568	16,953,455
30 Yr Pass Thru	5.000	10-01-52	6,816,812	6,574,025
30 Yr Pass Thru	5.000	11-01-52	12,935,823	12,471,059
30 Yr Pass Thru	5.000	12-01-52	3,437,866	3,331,538
30 Yr Pass Thru	5.000	12-01-52	6,824,183	6,628,049
30 Yr Pass Thru	5.000	12-01-52	10,967,891	10,577,260
30 Yr Pass Thru	5.000	02-01-53	8,005,442	7,720,321
30 Yr Pass Thru	5.000	03-01-53	12,095,824	11,716,995
30 Yr Pass Thru	5.000	07-01-53	17,410,156	16,859,447
30 Yr Pass Thru	5.000	07-01-53	11,715,173	11,333,621
30 Yr Pass Thru	5.000	07-01-53	6,584,846	6,374,500
30 Yr Pass Thru	5.000	08-01-53	8,079,604	7,826,559
30 Yr Pass Thru	5.500	09-01-52	9,356,392	9,299,770
30 Yr Pass Thru	5.500	03-01-53	6,213,358	6,160,224
30 Yr Pass Thru	5.500	06-01-53	4,955,509	4,923,971
30 Yr Pass Thru	5.500	07-01-53	5,521,077	5,487,665
30 Yr Pass Thru	5.500	08-01-53	12,261,824	12,187,619
30 Yr Pass Thru	5.500	09-01-53	1,542,089	1,526,010
30 Yr Pass Thru	6.000	07-01-53	7,664,045	7,772,395
30 Yr Pass Thru	6.000	08-01-53	4,495,831	4,536,911
30 Yr Pass Thru	6.000	09-01-53	10,927,091	11,043,327
30 Yr Pass Thru	6.000	10-01-53	3,049,099	3,076,483
30 Yr Pass Thru	6.000	10-01-53	12,195,067	12,356,041
Federal National Mortgage Association
15 Yr Pass Thru	2.000	06-01-36	12,248,499	10,732,886
15 Yr Pass Thru	2.000	06-01-36	8,624,947	7,568,489
15 Yr Pass Thru	2.000	04-01-37	8,477,617	7,473,645
15 Yr Pass Thru	2.500	01-01-35	5,117,053	4,657,756
15 Yr Pass Thru	2.500	08-01-35	7,051,096	6,391,761
15 Yr Pass Thru	2.500	05-01-36	11,523,800	10,457,035
15 Yr Pass Thru	3.000	07-01-27	55,635	53,633
15 Yr Pass Thru	3.000	03-01-33	7,253,867	6,819,008
15 Yr Pass Thru	3.500	06-01-34	229,655	218,446
15 Yr Pass Thru	4.000	12-01-24	17,846	17,656
15 Yr Pass Thru	4.000	09-01-37	5,630,266	5,441,777
15 Yr Pass Thru	4.000	10-01-37	4,722,388	4,555,438
15 Yr Pass Thru	4.000	01-01-38	2,587,962	2,488,382
15 Yr Pass Thru	4.500	11-01-37	6,531,406	6,376,306
15 Yr Pass Thru	4.500	12-01-37	2,121,248	2,070,875
30 Yr Pass Thru	2.000	09-01-50	8,305,051	6,550,868
8	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru (A)	2.000	12-01-50	3,666,614	$2,873,823
30 Yr Pass Thru	2.000	03-01-51	7,280,255	5,767,554
30 Yr Pass Thru	2.500	12-01-50	48,156	39,505
30 Yr Pass Thru	2.500	08-01-51	3,089,739	2,536,625
30 Yr Pass Thru	2.500	08-01-51	4,625,209	3,794,331
30 Yr Pass Thru	2.500	10-01-51	2,297,775	1,885,000
30 Yr Pass Thru	2.500	11-01-51	14,273,462	11,762,884
30 Yr Pass Thru	2.500	01-01-52	5,599,393	4,583,012
30 Yr Pass Thru	2.500	03-01-52	38,542,152	31,522,034
30 Yr Pass Thru	3.000	12-01-42	567,414	501,747
30 Yr Pass Thru	3.000	04-01-43	1,751,856	1,544,564
30 Yr Pass Thru	3.000	12-01-45	1,252,335	1,092,890
30 Yr Pass Thru	3.000	08-01-46	803,359	698,567
30 Yr Pass Thru	3.000	10-01-46	912,074	792,815
30 Yr Pass Thru	3.000	01-01-47	1,112,845	965,595
30 Yr Pass Thru	3.000	02-01-47	620,979	539,976
30 Yr Pass Thru	3.000	10-01-47	1,331,105	1,154,560
30 Yr Pass Thru	3.000	12-01-47	4,857,878	4,213,575
30 Yr Pass Thru	3.000	11-01-48	953,905	832,455
30 Yr Pass Thru	3.000	11-01-48	3,917,446	3,379,510
30 Yr Pass Thru	3.000	12-01-48	598,600	519,207
30 Yr Pass Thru	3.000	09-01-49	3,150,490	2,701,134
30 Yr Pass Thru	3.000	09-01-49	1,776,130	1,509,479
30 Yr Pass Thru	3.000	10-01-49	705,112	604,101
30 Yr Pass Thru	3.000	10-01-49	2,447,126	2,103,444
30 Yr Pass Thru	3.000	11-01-49	10,046,228	8,607,050
30 Yr Pass Thru	3.000	11-01-49	1,708,957	1,451,322
30 Yr Pass Thru	3.000	11-01-49	1,253,863	1,074,240
30 Yr Pass Thru	3.000	01-01-52	13,212,572	11,261,992
30 Yr Pass Thru	3.000	02-01-52	4,781,530	4,068,159
30 Yr Pass Thru	3.500	01-01-42	425,760	388,784
30 Yr Pass Thru	3.500	06-01-42	809,687	738,105
30 Yr Pass Thru	3.500	07-01-42	1,354,279	1,234,313
30 Yr Pass Thru	3.500	01-01-43	251,716	229,772
30 Yr Pass Thru	3.500	04-01-43	188,370	171,246
30 Yr Pass Thru	3.500	06-01-43	890,476	809,232
30 Yr Pass Thru	3.500	07-01-43	152,338	138,344
30 Yr Pass Thru	3.500	03-01-44	1,343,710	1,223,855
30 Yr Pass Thru	3.500	10-01-44	1,609,780	1,455,908
30 Yr Pass Thru	3.500	04-01-45	316,999	286,401
30 Yr Pass Thru	3.500	04-01-45	749,159	676,848
30 Yr Pass Thru	3.500	07-01-46	689,579	619,786
30 Yr Pass Thru	3.500	07-01-46	464,782	417,741
30 Yr Pass Thru	3.500	07-01-47	1,837,672	1,659,145
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	11-01-47	1,524,567	$1,368,835
30 Yr Pass Thru	3.500	12-01-47	917,226	820,953
30 Yr Pass Thru	3.500	01-01-48	1,753,817	1,569,735
30 Yr Pass Thru	3.500	03-01-48	879,714	790,403
30 Yr Pass Thru	3.500	06-01-49	5,435,904	4,863,649
30 Yr Pass Thru	3.500	09-01-49	2,792,221	2,485,186
30 Yr Pass Thru	3.500	10-01-49	1,771,873	1,577,036
30 Yr Pass Thru	3.500	01-01-50	4,890,905	4,352,333
30 Yr Pass Thru	3.500	04-01-50	7,367,500	6,556,212
30 Yr Pass Thru	3.500	02-01-52	2,536,620	2,262,844
30 Yr Pass Thru	3.500	04-01-52	3,409,759	3,011,910
30 Yr Pass Thru	3.500	04-01-52	2,919,343	2,579,172
30 Yr Pass Thru	4.000	09-01-40	219,503	206,902
30 Yr Pass Thru	4.000	01-01-41	192,621	181,468
30 Yr Pass Thru	4.000	09-01-41	305,759	287,420
30 Yr Pass Thru	4.000	09-01-41	848,209	798,350
30 Yr Pass Thru	4.000	10-01-41	14,321	13,476
30 Yr Pass Thru	4.000	11-01-41	502,840	473,186
30 Yr Pass Thru	4.000	01-01-42	148,789	139,960
30 Yr Pass Thru	4.000	01-01-42	156,941	147,630
30 Yr Pass Thru	4.000	03-01-42	852,793	801,244
30 Yr Pass Thru	4.000	05-01-43	1,055,180	989,724
30 Yr Pass Thru	4.000	09-01-43	866,776	811,947
30 Yr Pass Thru	4.000	10-01-43	590,758	552,904
30 Yr Pass Thru	4.000	12-01-43	740,038	693,097
30 Yr Pass Thru	4.000	01-01-44	172,194	161,540
30 Yr Pass Thru	4.000	02-01-46	441,379	410,761
30 Yr Pass Thru	4.000	06-01-46	340,336	316,727
30 Yr Pass Thru	4.000	07-01-46	650,986	604,404
30 Yr Pass Thru	4.000	03-01-47	1,174,140	1,092,325
30 Yr Pass Thru	4.000	05-01-47	988,790	919,272
30 Yr Pass Thru	4.000	12-01-47	389,296	362,413
30 Yr Pass Thru	4.000	04-01-48	1,275,882	1,186,579
30 Yr Pass Thru	4.000	06-01-48	721,035	667,187
30 Yr Pass Thru	4.000	10-01-48	620,464	576,260
30 Yr Pass Thru	4.000	01-01-49	470,785	434,008
30 Yr Pass Thru	4.000	07-01-49	907,571	839,793
30 Yr Pass Thru	4.000	07-01-49	1,495,144	1,383,952
30 Yr Pass Thru	4.000	08-01-49	2,917,515	2,701,456
30 Yr Pass Thru	4.000	09-01-49	2,156,577	1,988,782
30 Yr Pass Thru	4.000	02-01-50	2,416,657	2,231,648
30 Yr Pass Thru	4.000	03-01-51	9,342,695	8,624,537
30 Yr Pass Thru	4.000	08-01-51	5,091,633	4,712,977
30 Yr Pass Thru	4.000	04-01-52	992,038	908,574
10	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	05-01-52	9,327,465	$8,513,560
30 Yr Pass Thru	4.000	06-01-52	278,214	255,937
30 Yr Pass Thru	4.000	06-01-52	2,037,911	1,874,096
30 Yr Pass Thru	4.000	06-01-52	7,219,806	6,639,449
30 Yr Pass Thru	4.000	07-01-52	15,701,928	14,405,396
30 Yr Pass Thru	4.500	08-01-40	387,029	372,163
30 Yr Pass Thru	4.500	08-01-40	205,450	197,421
30 Yr Pass Thru	4.500	12-01-40	140,623	134,942
30 Yr Pass Thru	4.500	05-01-41	155,258	149,181
30 Yr Pass Thru	4.500	05-01-41	256,533	245,981
30 Yr Pass Thru	4.500	06-01-41	281,566	270,366
30 Yr Pass Thru	4.500	07-01-41	162,886	156,466
30 Yr Pass Thru	4.500	11-01-41	42,905	41,187
30 Yr Pass Thru	4.500	12-01-41	694,644	666,671
30 Yr Pass Thru	4.500	05-01-42	384,805	369,562
30 Yr Pass Thru	4.500	04-01-48	435,426	416,007
30 Yr Pass Thru	4.500	07-01-48	832,478	792,490
30 Yr Pass Thru	4.500	06-01-52	4,068,817	3,838,723
30 Yr Pass Thru	4.500	06-01-52	9,382,958	8,846,480
30 Yr Pass Thru	4.500	06-01-52	6,969,973	6,584,529
30 Yr Pass Thru	4.500	07-01-52	7,746,697	7,303,774
30 Yr Pass Thru	4.500	07-01-52	1,410,639	1,332,630
30 Yr Pass Thru	4.500	08-01-52	4,582,732	4,299,230
30 Yr Pass Thru	4.500	08-01-52	1,059,934	1,001,319
30 Yr Pass Thru	4.500	08-01-52	7,684,358	7,208,979
30 Yr Pass Thru	4.500	08-01-52	6,538,453	6,164,613
30 Yr Pass Thru	4.500	09-01-52	6,429,797	6,081,759
30 Yr Pass Thru	4.500	09-01-52	6,734,350	6,351,414
30 Yr Pass Thru	4.500	09-01-52	3,342,810	3,151,421
30 Yr Pass Thru	4.500	10-01-52	5,300,857	5,013,927
30 Yr Pass Thru	4.500	10-01-52	16,726,506	15,768,848
30 Yr Pass Thru	4.500	10-01-52	4,339,935	4,090,100
30 Yr Pass Thru	4.500	11-01-52	4,417,308	4,164,399
30 Yr Pass Thru	4.500	11-01-52	12,836,242	12,109,340
30 Yr Pass Thru	4.500	04-01-53	10,813,256	10,190,776
30 Yr Pass Thru	4.500	05-01-53	2,658,557	2,508,006
30 Yr Pass Thru	5.000	08-01-52	16,974,335	16,513,000
30 Yr Pass Thru	5.000	09-01-52	12,970,375	12,508,423
30 Yr Pass Thru	5.000	10-01-52	7,349,803	7,124,782
30 Yr Pass Thru	5.000	10-01-52	10,118,414	9,832,819
30 Yr Pass Thru	5.000	11-01-52	6,821,119	6,625,074
30 Yr Pass Thru	5.000	12-01-52	6,479,272	6,280,903
30 Yr Pass Thru	5.000	01-01-53	11,295,764	10,978,174
30 Yr Pass Thru	5.000	04-01-53	5,785,487	5,602,483
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000	04-01-53	11,728,273	$11,375,616
30 Yr Pass Thru	5.000	05-01-53	7,295,300	7,078,217
30 Yr Pass Thru	5.000	07-01-53	19,767,526	19,148,427
30 Yr Pass Thru	5.500	10-01-52	8,649,200	8,580,640
30 Yr Pass Thru	5.500	12-01-52	7,567,719	7,521,922
30 Yr Pass Thru	5.500	12-01-52	1,425,829	1,417,201
30 Yr Pass Thru	5.500	12-01-52	4,955,336	4,916,056
30 Yr Pass Thru	5.500	12-01-52	2,863,918	2,860,011
30 Yr Pass Thru	5.500	12-01-52	2,324,182	2,305,759
30 Yr Pass Thru	5.500	12-01-52	1,235,412	1,221,759
30 Yr Pass Thru	5.500	04-01-53	19,473,228	19,270,186

30 Yr Pass Thru	5.500	05-01-53	7,117,281	7,056,416
Corporate bonds 30.3%				$966,736,506
(Cost $1,027,538,931)
Communication services 1.6%				49,495,449
Entertainment 0.5%
Netflix, Inc. (B)	4.875	06-15-30	4,756,000	4,673,168
WarnerMedia Holdings, Inc.	4.279	03-15-32	2,639,000	2,328,029
WarnerMedia Holdings, Inc.	5.050	03-15-42	1,102,000	909,847
WarnerMedia Holdings, Inc.	5.141	03-15-52	8,718,000	6,967,955
Media 0.7%
Charter Communications Operating LLC	4.200	03-15-28	6,217,000	5,850,561
Charter Communications Operating LLC	5.750	04-01-48	6,453,000	5,443,632
Charter Communications Operating LLC	6.384	10-23-35	4,715,000	4,628,989
Paramount Global	4.200	05-19-32	1,098,000	928,352
Paramount Global	4.375	03-15-43	1,873,000	1,275,774
Paramount Global	4.950	05-19-50	4,580,000	3,369,110
Wireless telecommunication services 0.4%
T-Mobile USA, Inc.	3.875	04-15-30	10,983,000	10,088,050
T-Mobile USA, Inc.	5.650	01-15-53	3,104,000	3,031,982
Consumer discretionary 1.8%				57,841,912
Automobiles 1.2%
Ford Motor Company	3.250	02-12-32	4,518,000	3,603,646
Ford Motor Credit Company LLC	6.800	05-12-28	4,642,000	4,722,712
Ford Motor Credit Company LLC	7.122	11-07-33	2,535,000	2,641,895
General Motors Company	5.400	10-15-29	4,146,000	4,084,718
General Motors Financial Company, Inc.	2.400	10-15-28	8,649,000	7,413,026
General Motors Financial Company, Inc.	3.600	06-21-30	10,279,000	9,006,040
Hyundai Capital America (B)	2.375	10-15-27	1,339,000	1,179,468
Nissan Motor Acceptance Company LLC (B)	1.850	09-16-26	3,699,000	3,264,669
Nissan Motor Acceptance Company LLC (B)	2.000	03-09-26	2,103,000	1,905,084
12	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Distributors 0.0%
LKQ Corp.	5.750	06-15-28	980,000	$972,404
Hotels, restaurants and leisure 0.4%
Booking Holdings, Inc.	4.625	04-13-30	3,215,000	3,139,001
Choice Hotels International, Inc.	3.700	12-01-29	1,472,000	1,260,496
Choice Hotels International, Inc.	3.700	01-15-31	1,358,000	1,125,471
Expedia Group, Inc.	3.800	02-15-28	7,359,000	6,908,977
Specialty retail 0.1%
AutoNation, Inc.	4.750	06-01-30	3,422,000	3,174,942
Textiles, apparel and luxury goods 0.1%
Tapestry, Inc.	7.700	11-27-30	1,883,000	1,908,877
Tapestry, Inc.	7.850	11-27-33	1,507,000	1,530,486
Consumer staples 0.8%				24,473,025
Beverages 0.1%
Anheuser-Busch Companies LLC	4.700	02-01-36	3,549,000	3,381,862
Food products 0.7%
JBS USA LUX SA	3.625	01-15-32	5,365,000	4,390,206
JBS USA LUX SA	5.125	02-01-28	1,786,000	1,733,960
JBS USA LUX SA	5.750	04-01-33	4,620,000	4,362,797
Kraft Heinz Foods Company	4.375	06-01-46	6,883,000	5,619,053
Kraft Heinz Foods Company	5.000	06-04-42	1,873,000	1,691,527
Pilgrim’s Pride Corp.	6.250	07-01-33	3,345,000	3,293,620
Energy 3.8%				120,464,729
Oil, gas and consumable fuels 3.8%
Aker BP ASA (B)	3.100	07-15-31	1,392,000	1,152,083
Aker BP ASA (B)	3.750	01-15-30	880,000	782,289
Aker BP ASA (B)	4.000	01-15-31	5,545,000	4,912,105
Cheniere Energy Partners LP	3.250	01-31-32	7,787,000	6,410,873
Cheniere Energy Partners LP	4.500	10-01-29	1,908,000	1,779,974
Columbia Pipelines Operating Company LLC (B)	5.927	08-15-30	1,161,000	1,165,650
Columbia Pipelines Operating Company LLC (B)	6.036	11-15-33	1,800,000	1,816,329
Continental Resources, Inc. (B)	2.875	04-01-32	2,321,000	1,818,031
Continental Resources, Inc.	4.900	06-01-44	2,073,000	1,596,479
Continental Resources, Inc. (B)	5.750	01-15-31	2,278,000	2,210,822
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	4,203,000	3,652,407
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	4,381,000	3,912,145
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	1,974,000	$1,980,269
Energy Transfer LP	4.200	04-15-27	2,538,000	2,426,389
Energy Transfer LP	5.150	03-15-45	1,746,000	1,513,114
Energy Transfer LP	5.250	04-15-29	9,197,000	9,034,131
Energy Transfer LP	5.400	10-01-47	4,067,000	3,580,224
Energy Transfer LP	5.500	06-01-27	3,219,000	3,214,869
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	6,002,000	5,500,736
Kinder Morgan Energy Partners LP	7.750	03-15-32	1,895,000	2,081,166
MPLX LP	4.125	03-01-27	940,000	902,981
MPLX LP	4.250	12-01-27	2,476,000	2,366,761
MPLX LP	4.950	09-01-32	2,234,000	2,115,524
MPLX LP	5.000	03-01-33	2,099,000	1,980,918
Occidental Petroleum Corp.	6.450	09-15-36	4,728,000	4,841,898
Occidental Petroleum Corp.	6.625	09-01-30	1,350,000	1,396,629
ONEOK, Inc.	5.650	11-01-28	1,465,000	1,474,680
ONEOK, Inc.	6.050	09-01-33	5,495,000	5,593,674
ONEOK, Inc.	6.625	09-01-53	3,510,000	3,685,729
Ovintiv, Inc.	5.650	05-15-28	1,022,000	1,018,902
Ovintiv, Inc.	6.250	07-15-33	1,025,000	1,021,801
Ovintiv, Inc.	7.200	11-01-31	434,000	456,452
Sabine Pass Liquefaction LLC	4.200	03-15-28	2,130,000	2,034,880
Sabine Pass Liquefaction LLC	4.500	05-15-30	6,413,000	6,054,474
Sabine Pass Liquefaction LLC	5.000	03-15-27	3,173,000	3,143,476
Targa Resources Corp.	4.950	04-15-52	3,233,000	2,652,156
Targa Resources Corp.	6.150	03-01-29	3,088,000	3,154,652
Targa Resources Partners LP	4.000	01-15-32	2,648,000	2,301,509
The Williams Companies, Inc.	4.650	08-15-32	2,811,000	2,634,503
Var Energi ASA (B)	7.500	01-15-28	482,000	497,337
Var Energi ASA (B)	8.000	11-15-32	6,514,000	6,997,925
Western Midstream Operating LP	4.050	02-01-30	3,253,000	2,948,096
Western Midstream Operating LP	6.150	04-01-33	645,000	649,687
Financials 9.8%				313,239,880
Banks 5.9%
Banco Santander SA	4.379	04-12-28	2,842,000	2,663,892
Bank of America Corp. (2.087% to 6-14-28, then Overnight SOFR + 1.060%)	2.087	06-14-29	6,060,000	5,210,442
Bank of America Corp. (2.592% to 4-29-30, then Overnight SOFR + 2.150%)	2.592	04-29-31	5,201,000	4,321,761
14	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Bank of America Corp. (2.687% to 4-22-31, then Overnight SOFR + 1.320%)	2.687	04-22-32	9,617,000	$7,813,044
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%)	3.846	03-08-37	4,585,000	3,868,090
Bank of America Corp. (3.970% to 3-5-28, then 3 month CME Term SOFR + 1.332%)	3.970	03-05-29	4,062,000	3,805,541
Bank of America Corp. (4.271% to 7-23-28, then 3 month CME Term SOFR + 1.572%)	4.271	07-23-29	6,963,000	6,575,938
Barclays PLC (1.007% to 12-10-23, then 1 Year CMT + 0.800%)	1.007	12-10-24	1,221,000	1,212,692
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (B)(C)	9.250	11-17-27	1,400,000	1,469,828
BPCE SA (B)	4.500	03-15-25	4,571,000	4,443,776
Citigroup, Inc. (2.561% to 5-1-31, then Overnight SOFR + 1.167%)	2.561	05-01-32	3,383,000	2,721,401
Citigroup, Inc.	4.600	03-09-26	5,769,000	5,633,004
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%)	6.174	05-25-34	3,886,000	3,856,144
Citizens Financial Group, Inc.	3.250	04-30-30	5,113,000	4,264,054
Credit Agricole SA (B)	3.250	01-14-30	6,407,000	5,441,269
Credit Agricole SA (6.316% to 10-3-28, then Overnight SOFR + 1.860%) (B)	6.316	10-03-29	3,834,000	3,907,566
Fifth Third Bancorp (6.339% to 7-27-28, then Overnight SOFR + 2.340%)	6.339	07-27-29	3,140,000	3,169,721
Huntington Bancshares, Inc. (6.208% to 8-21-28, then Overnight SOFR + 2.020%)	6.208	08-21-29	2,203,000	2,206,421
ING Groep NV (6.114% to 9-11-33, then Overnight SOFR + 2.090%)	6.114	09-11-34	1,598,000	1,602,941
JPMorgan Chase & Co. (2.522% to 4-22-30, then Overnight SOFR + 2.040%)	2.522	04-22-31	5,783,000	4,851,145
JPMorgan Chase & Co. (2.956% to 5-13-30, then 3 month CME Term SOFR + 2.515%)	2.956	05-13-31	5,760,000	4,902,355
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month CME Term SOFR + 1.507%)	3.960	01-29-27	4,358,000	4,216,285
JPMorgan Chase & Co. (4.600% to 2-1-25, then 3 month CME Term SOFR + 3.125%) (C)	4.600	02-01-25	3,853,000	3,698,283
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (C)	5.125	11-01-26	2,022,000	1,629,934
NatWest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%)	3.754	11-01-29	1,424,000	1,369,865
NatWest Markets PLC (B)	1.600	09-29-26	5,852,000	5,246,493
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Santander Holdings USA, Inc. (2.490% to 1-6-27, then Overnight SOFR + 1.249%)	2.490	01-06-28	2,688,000	$2,408,097
Santander Holdings USA, Inc.	3.244	10-05-26	6,876,000	6,354,201
Santander Holdings USA, Inc.	3.450	06-02-25	6,381,000	6,121,643
Santander Holdings USA, Inc.	4.400	07-13-27	1,290,000	1,227,847
Societe Generale SA (6.221% to 6-15-32, then 1 Year CMT + 3.200%) (B)	6.221	06-15-33	2,282,000	2,139,533
Societe Generale SA (6.446% to 1-10-28, then 1 Year CMT + 2.550%) (B)	6.446	01-10-29	6,981,000	7,043,891
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (C)	3.400	09-15-26	5,112,000	3,917,992
The PNC Financial Services Group, Inc. (5.582% to 6-12-28, then Overnight SOFR + 1.841%)	5.582	06-12-29	5,850,000	5,808,400
The PNC Financial Services Group, Inc. (5.939% to 8-18-33, then Overnight SOFR + 1.946%)	5.939	08-18-34	3,310,000	3,296,750
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (C)	6.250	03-15-30	2,132,000	1,859,111
The PNC Financial Services Group, Inc. (3 month CME Term SOFR + 3.302%) (C)(D)	8.711	03-01-24	2,259,000	2,247,668
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	3,109,000	3,027,243
Truist Financial Corp. (7.161% to 10-30-28, then Overnight SOFR + 2.446%)	7.161	10-30-29	2,252,000	2,354,349
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%)	5.836	06-12-34	3,497,000	3,443,148
U.S. Bancorp (6.787% to 10-26-26, then Overnight SOFR + 1.880%)	6.787	10-26-27	3,778,000	3,893,958
Wells Fargo & Company (2.393% to 6-2-27, then Overnight SOFR + 2.100%)	2.393	06-02-28	9,704,000	8,720,615
Wells Fargo & Company (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%)	2.879	10-30-30	6,123,000	5,268,025
Wells Fargo & Company (3.350% to 3-2-32, then Overnight SOFR + 1.500%)	3.350	03-02-33	9,200,000	7,700,593
Wells Fargo & Company (5.875% to 6-15-25, then 9.865% thereafter) (C)	5.875	06-15-25	11,372,000	11,201,945
Capital markets 2.9%
Ares Capital Corp.	2.150	07-15-26	5,652,000	5,060,744
Ares Capital Corp.	2.875	06-15-28	3,234,000	2,758,944
Ares Capital Corp.	3.250	07-15-25	2,024,000	1,916,003
16	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Ares Capital Corp.	3.875	01-15-26	4,227,000	$4,004,398
Blackstone Private Credit Fund	2.350	11-22-24	3,774,000	3,626,971
Blackstone Private Credit Fund	2.700	01-15-25	2,914,000	2,789,682
Blackstone Private Credit Fund	3.250	03-15-27	627,000	557,380
Blackstone Private Credit Fund	4.000	01-15-29	4,149,000	3,641,588
Blackstone Private Credit Fund (B)	7.300	11-27-28	1,591,000	1,587,562
Deutsche Bank AG (2.311% to 11-16-26, then Overnight SOFR + 1.219%)	2.311	11-16-27	3,446,000	3,079,723
Deutsche Bank AG (2.552% to 1-7-27, then Overnight SOFR + 1.318%)	2.552	01-07-28	5,610,000	5,014,901
Deutsche Bank AG (6.819% to 11-20-28, then Overnight SOFR + 2.510%)	6.819	11-20-29	2,382,000	2,426,817
Jefferies Financial Group, Inc.	5.875	07-21-28	2,651,000	2,630,858
Lazard Group LLC	4.375	03-11-29	2,662,000	2,496,659
Macquarie Bank, Ltd. (B)	3.624	06-03-30	2,779,000	2,328,988
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%)	2.188	04-28-26	7,892,000	7,503,744
Morgan Stanley (2.239% to 7-21-31, then Overnight SOFR + 1.178%)	2.239	07-21-32	2,187,000	1,710,281
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	5,646,000	4,262,844
Morgan Stanley (4.431% to 1-23-29, then 3 month CME Term SOFR + 1.890%)	4.431	01-23-30	693,000	657,884
Morgan Stanley (5.123% to 2-1-28, then Overnight SOFR + 1.730%)	5.123	02-01-29	1,540,000	1,515,806
Morgan Stanley (5.164% to 4-20-28, then Overnight SOFR + 1.590%)	5.164	04-20-29	4,600,000	4,523,553
Morgan Stanley (5.449% to 7-20-28, then Overnight SOFR + 1.630%)	5.449	07-20-29	2,200,000	2,191,657
The Charles Schwab Corp. (5.643% to 5-19-28, then Overnight SOFR + 2.210%)	5.643	05-19-29	3,449,000	3,436,083
The Charles Schwab Corp. (6.196% to 11-17-28, then Overnight SOFR + 1.878%)	6.196	11-17-29	3,855,000	3,912,930
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then Overnight SOFR + 1.281%)	2.615	04-22-32	12,005,000	9,673,784
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then Overnight SOFR + 1.264%)	2.650	10-21-32	3,932,000	3,137,185
UBS Group AG (6.301% to 9-22-33, then 1 Year CMT + 2.000%) (B)	6.301	09-22-34	2,280,000	2,301,428
UBS Group AG (9.250% to 11-13-28, then 5 Year CMT + 4.745%) (B)(C)	9.250	11-13-28	1,791,000	1,871,196
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (B)(C)	9.250	11-13-33	1,335,000	1,415,001
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Consumer finance 0.3%
Ally Financial, Inc. (6.992% to 6-13-28, then Overnight SOFR + 3.260%)	6.992	06-13-29	2,770,000	$2,784,687
Discover Financial Services	4.100	02-09-27	1,385,000	1,285,818
Discover Financial Services	6.700	11-29-32	4,001,000	3,971,307
Financial services 0.1%
Corebridge Financial, Inc. (6.875% to 12-15-27, then 5 Year CMT + 3.846%)	6.875	12-15-52	1,432,000	1,375,172
National Rural Utilities Cooperative Finance Corp.	5.600	11-13-26	2,879,000	2,918,579
Insurance 0.6%
Athene Holding, Ltd.	3.500	01-15-31	6,646,000	5,637,044
CNA Financial Corp.	2.050	08-15-30	1,209,000	971,228
CNO Financial Group, Inc.	5.250	05-30-29	4,438,000	4,252,420
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-36	2,925,000	2,874,669
Nippon Life Insurance Company (2.750% to 1-21-31, then 5 Year CMT + 2.653%) (B)	2.750	01-21-51	1,409,000	1,130,558
SBL Holdings, Inc. (B)	5.000	02-18-31	2,741,000	2,186,469
Teachers Insurance & Annuity Association of America (B)	4.270	05-15-47	4,552,000	3,680,441
Health care 1.5%				47,640,988
Biotechnology 0.0%
Amgen, Inc.	5.250	03-02-30	917,000	921,683
Health care providers and services 1.0%
Cencora, Inc.	2.800	05-15-30	4,361,000	3,751,842
Centene Corp.	4.625	12-15-29	7,195,000	6,682,235
CVS Health Corp.	3.750	04-01-30	2,931,000	2,681,465
CVS Health Corp.	5.050	03-25-48	2,582,000	2,263,461
CVS Health Corp.	5.250	01-30-31	666,000	662,912
Fresenius Medical Care US Finance III, Inc. (B)	2.375	02-16-31	6,381,000	4,701,959
Fresenius Medical Care US Finance III, Inc. (B)	3.750	06-15-29	6,479,000	5,522,479
Universal Health Services, Inc.	1.650	09-01-26	3,216,000	2,889,508
Universal Health Services, Inc.	2.650	10-15-30	3,450,000	2,806,374
Life sciences tools and services 0.1%
IQVIA, Inc. (B)	6.250	02-01-29	1,903,000	1,931,570
Thermo Fisher Scientific, Inc.	4.977	08-10-30	1,865,000	1,862,135
Pharmaceuticals 0.4%
Pfizer Investment Enterprises Pte, Ltd.	4.750	05-19-33	3,483,000	3,388,340
Royalty Pharma PLC	1.750	09-02-27	2,019,000	1,768,859
Viatris, Inc.	2.700	06-22-30	4,134,000	3,357,593
18	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Pharmaceuticals (continued)
Viatris, Inc.	4.000	06-22-50	3,778,000	$2,448,573
Industrials 4.2%				135,144,005
Aerospace and defense 0.8%
DAE Funding LLC (B)	3.375	03-20-28	4,053,000	3,647,927
Huntington Ingalls Industries, Inc.	4.200	05-01-30	1,780,000	1,638,058
Lockheed Martin Corp.	5.250	01-15-33	2,640,000	2,695,545
The Boeing Company	3.200	03-01-29	2,375,000	2,149,576
The Boeing Company	5.040	05-01-27	6,057,000	6,017,584
The Boeing Company	5.150	05-01-30	8,807,000	8,725,751
Building products 0.1%
Owens Corning	3.875	06-01-30	371,000	336,200
Owens Corning	3.950	08-15-29	4,259,000	3,942,037
Commercial services and supplies 0.1%
Waste Management, Inc.	1.500	03-15-31	3,500,000	2,759,217
Electrical equipment 0.1%
Regal Rexnord Corp. (B)	6.050	02-15-26	2,663,000	2,658,351
Regal Rexnord Corp. (B)	6.400	04-15-33	2,025,000	1,995,598
Machinery 0.0%
Ingersoll Rand, Inc.	5.400	08-14-28	686,000	687,522
Passenger airlines 1.8%
Air Canada 2013-1 Class A Pass Through Trust (B)	4.125	05-15-25	798,708	757,102
Air Canada 2017-1 Class B Pass Through Trust (B)	3.700	01-15-26	1,503,153	1,410,260
Alaska Airlines 2020-1 Class B Pass Through Trust (B)	8.000	08-15-25	1,285,767	1,283,170
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	3,394,948	3,042,678
American Airlines 2016-1 Class AA Pass Through Trust	3.575	01-15-28	3,678,575	3,365,160
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	2,351,779	2,069,075
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	2,754,608	2,489,416
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	2,192,662	1,875,843
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	3,095,552	2,529,538
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	3,236,517	2,737,878
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	2,495,596	2,025,936
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	646,100	562,161
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	19

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
British Airways 2018-1 Class A Pass Through Trust (B)	4.125	09-20-31	1,333,053	$1,194,277
British Airways 2020-1 Class A Pass Through Trust (B)	4.250	11-15-32	1,103,975	995,801
British Airways 2020-1 Class B Pass Through Trust (B)	8.375	11-15-28	941,858	963,860
Delta Air Lines, Inc. (B)	4.750	10-20-28	4,081,119	3,918,669
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	3,147,497	2,563,120
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	3,643,156	3,421,128
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	3,779,924	3,287,126
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	1,432,356	1,337,411
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	1,054,933	992,919
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	2,103,105	1,817,135
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	6,277,032	6,251,069
United Airlines 2020-1 Class B Pass Through Trust	4.875	01-15-26	1,538,848	1,475,410
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	3,368,000	3,230,345
US Airways 2012-2 Class A Pass Through Trust	4.625	06-03-25	1,105,657	1,059,132
Professional services 0.1%
Concentrix Corp.	6.600	08-02-28	3,448,000	3,444,373
Trading companies and distributors 1.2%
AerCap Ireland Capital DAC	1.750	01-30-26	5,043,000	4,611,982
AerCap Ireland Capital DAC	2.450	10-29-26	13,327,000	12,140,790
AerCap Ireland Capital DAC	3.000	10-29-28	6,673,000	5,881,283
Air Lease Corp.	2.100	09-01-28	2,104,000	1,787,448
Air Lease Corp.	2.875	01-15-26	1,578,000	1,484,912
Air Lease Corp.	3.625	12-01-27	2,551,000	2,362,250
Ashtead Capital, Inc. (B)	4.250	11-01-29	1,310,000	1,186,175
Ashtead Capital, Inc. (B)	5.500	08-11-32	2,914,000	2,782,936
Ashtead Capital, Inc. (B)	5.550	05-30-33	1,005,000	954,924
Ashtead Capital, Inc. (B)	5.950	10-15-33	2,947,000	2,861,835
SMBC Aviation Capital Finance DAC (B)	2.300	06-15-28	2,033,000	1,736,112
Information technology 2.4%				75,218,322
Communications equipment 0.2%
Motorola Solutions, Inc.	2.300	11-15-30	4,836,000	3,928,005
Motorola Solutions, Inc.	2.750	05-24-31	4,258,000	3,504,785
20	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
IT services 0.2%
Gartner, Inc. (B)	4.500	07-01-28	3,971,000	$3,719,295
VeriSign, Inc.	2.700	06-15-31	2,260,000	1,853,590
Semiconductors and semiconductor equipment 1.6%
Broadcom, Inc. (B)	3.419	04-15-33	5,571,000	4,681,741
Broadcom, Inc.	4.750	04-15-29	11,085,000	10,800,765
Foundry JV Holdco LLC (B)	5.875	01-25-34	2,761,000	2,735,463
Marvell Technology, Inc.	5.950	09-15-33	4,707,000	4,768,434
Micron Technology, Inc.	2.703	04-15-32	2,400,000	1,921,516
Micron Technology, Inc.	4.185	02-15-27	5,986,000	5,758,486
Micron Technology, Inc.	4.975	02-06-26	2,096,000	2,075,353
Micron Technology, Inc.	5.327	02-06-29	3,667,000	3,626,503
Micron Technology, Inc.	6.750	11-01-29	6,362,000	6,670,326
NXP BV	3.875	06-18-26	5,875,000	5,653,048
Qorvo, Inc. (B)	3.375	04-01-31	1,868,000	1,510,680
Software 0.3%
Autodesk, Inc.	2.850	01-15-30	1,690,000	1,482,413
Oracle Corp.	2.950	04-01-30	3,390,000	2,970,572
VMware, Inc.	4.700	05-15-30	5,006,000	4,769,110
Technology hardware, storage and peripherals 0.1%
Dell International LLC	5.300	10-01-29	2,796,000	2,788,237
Materials 0.5%				16,644,386
Chemicals 0.2%
Braskem Netherlands Finance BV (B)	4.500	01-31-30	5,015,000	4,126,292
Braskem Netherlands Finance BV (B)	5.875	01-31-50	1,468,000	1,083,830
OCI NV (B)	6.700	03-16-33	1,622,000	1,583,400
Metals and mining 0.3%
Anglo American Capital PLC (B)	4.750	04-10-27	2,486,000	2,417,651
Freeport-McMoRan, Inc.	4.250	03-01-30	3,179,000	2,900,318
Freeport-McMoRan, Inc.	5.450	03-15-43	3,991,000	3,580,779
Newmont Corp.	2.800	10-01-29	1,084,000	952,116
Real estate 1.3%				42,362,079
Hotel and resort REITs 0.2%
Host Hotels & Resorts LP	4.000	06-15-25	5,609,000	5,424,867
Industrial REITs 0.1%
Prologis LP	5.125	01-15-34	3,772,000	3,698,513
Real estate management and development 0.1%
CoStar Group, Inc. (B)	2.800	07-15-30	4,414,000	3,623,426
Residential REITs 0.0%
American Homes 4 Rent LP	4.250	02-15-28	1,533,000	1,447,458
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	21

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Specialized REITs 0.9%
American Tower Corp.	3.800	08-15-29	5,777,000	$5,303,666
American Tower Trust I (B)	5.490	03-15-28	4,086,000	4,090,535
Crown Castle, Inc.	3.650	09-01-27	5,870,000	5,486,362
Crown Castle, Inc.	3.800	02-15-28	2,889,000	2,689,135
GLP Capital LP	3.250	01-15-32	1,239,000	995,248
GLP Capital LP	4.000	01-15-30	1,163,000	1,020,719
GLP Capital LP	5.375	04-15-26	1,819,000	1,777,510
SBA Tower Trust (B)	6.599	01-15-28	2,528,000	2,570,406
VICI Properties LP (B)	4.125	08-15-30	734,000	639,586
VICI Properties LP	4.375	05-15-25	993,000	967,059
VICI Properties LP (B)	4.625	12-01-29	2,293,000	2,075,158
VICI Properties LP	5.125	05-15-32	600,000	552,431
Utilities 2.6%				84,211,731
Electric utilities 1.8%
American Electric Power Company, Inc.	5.625	03-01-33	1,253,000	1,255,156
Atlantica Transmision Sur SA (B)	6.875	04-30-43	1,706,257	1,676,398
Constellation Energy Generation LLC	6.125	01-15-34	1,103,000	1,132,098
Constellation Energy Generation LLC	6.500	10-01-53	1,881,000	1,966,694
Duke Energy Carolinas LLC	4.950	01-15-33	3,218,000	3,153,290
Duke Energy Corp.	2.450	06-01-30	978,000	820,755
Duke Energy Corp.	5.750	09-15-33	3,799,000	3,851,243
Emera US Finance LP	3.550	06-15-26	3,087,000	2,954,901
Eversource Energy	5.125	05-15-33	2,685,000	2,590,302
Exelon Corp.	4.050	04-15-30	4,450,000	4,128,206
Georgia Power Company	4.950	05-17-33	1,638,000	1,585,273
NextEra Energy Capital Holdings, Inc.	2.250	06-01-30	7,445,000	6,137,927
NRG Energy, Inc. (B)	2.450	12-02-27	3,308,000	2,899,031
NRG Energy, Inc. (B)	4.450	06-15-29	2,668,000	2,422,764
NRG Energy, Inc. (B)	7.000	03-15-33	3,142,000	3,176,716
The Southern Company	5.700	03-15-34	1,899,000	1,934,895
Vistra Operations Company LLC (B)	3.700	01-30-27	5,707,000	5,306,324
Vistra Operations Company LLC (B)	4.300	07-15-29	5,821,000	5,279,536
Vistra Operations Company LLC (B)	6.950	10-15-33	2,187,000	2,232,710
Xcel Energy, Inc.	4.600	06-01-32	4,370,000	4,085,232
Independent power and renewable electricity producers 0.2%
AES Panama Generation Holdings SRL (B)	4.375	05-31-30	3,052,351	2,541,387
Indianapolis Power & Light Company (B)	5.650	12-01-32	4,565,000	4,581,883
Multi-utilities 0.6%
Dominion Energy, Inc.	3.375	04-01-30	2,375,000	2,111,935
National Grid PLC	5.809	06-12-33	4,537,000	4,554,348
NiSource, Inc.	1.700	02-15-31	978,000	759,275
NiSource, Inc.	3.600	05-01-30	2,654,000	2,378,950
22	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Multi-utilities (continued)
NiSource, Inc.	5.250	03-30-28	594,000	$593,193
San Diego Gas & Electric Company	4.950	08-15-28	5,392,000	5,371,261

Sempra	5.500	08-01-33	2,754,000	2,730,048
Municipal bonds 0.4%				$14,357,559
(Cost $20,015,743)
Foothill-Eastern Transportation Corridor Agency (California)	4.094	01-15-49	2,909,000	2,251,296
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	1,834,000	1,289,780
Maryland Health & Higher Educational Facilities Authority	3.197	07-01-50	5,081,000	3,398,347
Mississippi Hospital Equipment & Facilities Authority	3.720	09-01-26	1,643,000	1,565,626
Ohio Turnpike & Infrastructure Commission	3.216	02-15-48	1,420,000	990,808
Regents of the University of California Medical Center	3.006	05-15-50	5,045,000	3,251,625

State Board of Administration Finance Corp. (Florida)	1.705	07-01-27	1,812,000	1,610,077
Collateralized mortgage obligations 4.2%				$135,135,715
(Cost $173,207,508)
Commercial and residential 3.3%				106,356,684
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (B)(E)	0.990	04-25-53	802,639	723,841
Series 2021-2, Class A1 (B)(E)	0.985	04-25-66	791,495	644,385
Series 2021-4, Class A1 (B)(E)	1.035	01-20-65	2,710,380	2,130,563
Series 2021-5, Class A1 (B)(E)	0.951	07-25-66	2,253,946	1,856,321
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (B)(E)	1.175	10-25-48	1,340,659	1,065,504
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A (B)	3.218	04-14-33	1,204,000	1,135,957
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	1,235,000	1,117,983
BBCMS Trust
Series 2015-SRCH, Class D (B)(E)	5.122	08-10-35	1,607,000	1,133,380
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (B)(E)	0.941	02-25-49	916,112	794,377
BX Trust
Series 2021-MFM1, Class D (1 month CME Term SOFR + 1.614%) (B)(D)	6.937	01-15-34	931,774	905,414
Series 2022-CLS, Class A (B)	5.760	10-13-27	2,199,000	2,157,539
BXHPP Trust
Series 2021-FILM, Class C (1 month CME Term SOFR + 1.214%) (B)(D)	6.537	08-15-36	6,514,000	5,810,175
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class A2	3.623	05-15-52	4,116,000	3,865,926
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A2	2.708	02-15-53	3,606,000	3,195,581
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	23

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2023-SMRT, Class A (B)(E)	6.015	10-12-40	1,916,000	$1,899,643
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (B)(E)	0.924	08-25-66	1,589,024	1,239,713
Series 2021-3, Class A1 (B)(E)	0.956	09-27-66	2,205,568	1,707,793
Series 2021-HX1, Class A1 (B)(E)	1.110	10-25-66	1,751,992	1,423,389
COLT Trust
Series 2020-RPL1, Class A1 (B)(E)	1.390	01-25-65	3,203,517	2,615,139
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class XA IO	1.022	10-15-45	45,570	1
Series 2020-CX, Class D (B)(E)	2.773	11-10-46	1,509,000	1,095,946
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.572	05-10-51	25,544,406	405,798
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (B)(E)	4.540	08-10-30	1,135,000	873,165
Series 2017-PANW, Class A (B)	3.244	10-10-29	399,000	358,547
Series 2020-CBM, Class A2 (B)	2.896	02-10-37	1,742,000	1,659,041
Credit Suisse Mortgage Capital Certificates
Series 2020-NET, Class A (B)	2.257	08-15-37	736,353	672,726
Series 2021-AFC1, Class A1 (B)(E)	0.830	03-25-56	3,544,941	2,686,228
Series 2021-NQM2, Class A1 (B)(E)	1.179	02-25-66	1,349,700	1,126,461
Series 2021-NQM3, Class A1 (B)(E)	1.015	04-25-66	1,209,577	986,491
Series 2021-NQM5, Class A1 (B)(E)	0.938	05-25-66	888,413	684,634
Series 2021-NQM6, Class A1 (B)(E)	1.174	07-25-66	3,309,835	2,584,167
Series 2021-RPL2, Class A1A (B)(E)	1.115	01-25-60	4,358,263	3,472,082
DBJPM Mortgage Trust
Series 2020-C9, Class A2	1.900	08-15-53	3,128,000	2,855,019
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1 (B)(E)	0.899	04-25-66	1,859,180	1,519,589
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (B)(E)	0.797	02-25-66	553,973	452,564
Series 2021-2, Class A1 (B)(E)	0.931	06-25-66	1,485,653	1,152,165
Flagstar Mortgage Trust
Series 2021-1, Class A2 (B)(E)	2.500	02-01-51	3,567,843	2,753,650
GCAT Trust
Series 2021-NQM1, Class A1 (B)(E)	0.874	01-25-66	995,852	795,862
Series 2021-NQM2, Class A1 (B)(E)	1.036	05-25-66	1,065,937	852,269
Series 2021-NQM3, Class A1 (B)(E)	1.091	05-25-66	1,670,754	1,342,758
GS Mortgage Securities Trust
Series 2015-590M, Class C (B)(E)	3.932	10-10-35	1,475,000	1,290,249
Series 2017-485L, Class C (B)(E)	4.115	02-10-37	1,005,000	822,292
Series 2020-UPTN, Class A (B)	2.751	02-10-37	1,234,000	1,158,045
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (B)(E)	1.382	09-27-60	315,260	282,928
Series 2021-NQM1, Class A1 (B)(E)	1.017	07-25-61	751,218	630,314
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (B)(E)	1.071	06-25-56	1,189,636	963,628
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2022-OPO, Class A (B)	3.024	01-05-39	2,416,000	1,969,040
24	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
KNDL Mortgage Trust
Series 2019-KNSQ, Class C (1 month CME Term SOFR + 1.246%) (B)(D)	6.569	05-15-36	3,077,000	$3,049,259
MFA Trust
Series 2021-NQM1, Class A1 (B)(E)	1.153	04-25-65	703,909	620,764
Natixis Commercial Mortgage Securities Trust
Series 2018-ALXA, Class C (B)(E)	4.460	01-15-43	520,000	412,857
New Residential Mortgage Loan Trust
Series 2020-1A, Class A1B (B)(E)	3.500	10-25-59	882,943	809,690
NMLT Trust
Series 2021-INV1, Class A1 (B)(E)	1.185	05-25-56	3,089,332	2,471,510
NYMT Loan Trust
Series 2022-CP1, Class A1 (B)	2.042	07-25-61	1,055,130	943,301
OBX Trust
Series 2020-EXP2, Class A3 (B)(E)	2.500	05-25-60	799,667	630,229
Series 2021-NQM2, Class A1 (B)(E)	1.101	05-25-61	1,632,816	1,219,847
Series 2021-NQM3, Class A1 (B)(E)	1.054	07-25-61	2,445,215	1,807,661
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (B)(E)	2.000	01-25-36	2,631,531	2,201,121
SLG Office Trust
Series 2021-OVA, Class C (B)	2.851	07-15-41	4,837,000	3,694,222
Starwood Mortgage Residential Trust
Series 2021-2, Class A1 (B)(E)	0.943	05-25-65	1,008,362	895,552
Series 2022-1, Class A1 (B)(E)	2.447	12-25-66	3,125,540	2,605,361
Towd Point Mortgage Trust
Series 2015-6, Class M2 (B)(E)	3.750	04-25-55	1,775,000	1,673,335
Series 2018-4, Class A1 (B)(E)	3.000	06-25-58	1,287,806	1,172,359
Series 2019-1, Class A1 (B)(E)	3.750	03-25-58	1,155,890	1,080,974
Series 2019-4, Class A1 (B)(E)	2.900	10-25-59	1,273,452	1,175,206
Series 2020-4, Class A1 (B)	1.750	10-25-60	1,949,995	1,693,130
Verus Securitization Trust
Series 2020-5, Class A1 (1.218% to 10-1-24, then 2.218% thereafter) (B)	1.218	05-25-65	456,044	417,483
Series 2021-1, Class A1 (B)(E)	0.815	01-25-66	1,335,306	1,119,703
Series 2021-3, Class A1 (B)(E)	1.046	06-25-66	2,112,591	1,718,391
Series 2021-4, Class A1 (B)(E)	0.938	07-25-66	1,052,796	810,981
Series 2021-5, Class A1 (B)(E)	1.013	09-25-66	1,610,534	1,254,300
Series 2021-R2, Class A1 (B)(E)	0.918	02-25-64	923,368	798,048
Visio Trust
Series 2020-1R, Class A1 (B)	1.312	11-25-55	1,367,317	1,213,118
U.S. Government Agency 0.9%				28,779,031
Federal Home Loan Mortgage Corp.
Series K048, Class X1 IO	0.332	06-25-25	84,678,883	217,523
Government National Mortgage Association
Series 2012-114, Class IO	0.622	01-16-53	353,295	5,504
Series 2016-174, Class IO	0.891	11-16-56	3,061,735	121,581
Series 2017-109, Class IO	0.230	04-16-57	3,987,175	63,948
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	25

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2017-124, Class IO	0.628	01-16-59	2,753,119	$87,557
Series 2017-140, Class IO	0.486	02-16-59	2,006,315	61,431
Series 2017-169, Class IO	0.579	01-16-60	5,619,437	172,458
Series 2017-20, Class IO	0.527	12-16-58	6,773,441	158,929
Series 2017-22, Class IO	0.755	12-16-57	926,462	32,750
Series 2017-41, Class IO	0.591	07-16-58	3,045,742	85,798
Series 2017-46, Class IO	0.645	11-16-57	4,142,323	144,071
Series 2017-61, Class IO	0.745	05-16-59	2,211,011	80,185
Series 2018-114, Class IO	0.728	04-16-60	1,900,665	71,670
Series 2018-158, Class IO	0.786	05-16-61	12,674,654	633,577
Series 2018-69, Class IO	0.615	04-16-60	2,024,873	87,939
Series 2018-9, Class IO	0.443	01-16-60	3,782,486	113,576
Series 2019-131, Class IO	0.802	07-16-61	6,184,289	324,996
Series 2020-100, Class IO	0.784	05-16-62	8,701,305	492,500
Series 2020-108, Class IO	0.847	06-16-62	24,258,997	1,381,290
Series 2020-114, Class IO	0.800	09-16-62	30,037,009	1,735,562
Series 2020-118, Class IO	0.882	06-16-62	20,192,000	1,222,187
Series 2020-119, Class IO	0.603	08-16-62	9,115,894	428,174
Series 2020-120, Class IO	0.762	05-16-62	23,779,186	1,331,568
Series 2020-137, Class IO	0.795	09-16-62	29,850,497	1,638,643
Series 2020-150, Class IO	0.962	12-16-62	15,223,787	1,013,282
Series 2020-170, Class IO	0.834	11-16-62	20,449,809	1,252,598
Series 2020-92, Class IO	0.878	02-16-62	19,796,903	1,220,055
Series 2021-10, Class IO	0.986	05-16-63	14,555,595	1,000,691
Series 2021-11, Class IO	1.020	12-16-62	22,578,235	1,556,735
Series 2021-3, Class IO	0.868	09-16-62	36,051,614	2,203,842
Series 2021-40, Class IO	0.824	02-16-63	6,866,592	415,986
Series 2022-181, Class IO	0.716	07-16-64	7,104,674	472,810
Series 2022-21, Class IO	0.783	10-16-63	6,772,114	413,566
Series 2022-221, Class IO	0.845	06-16-64	24,619,794	1,595,973
Series 2023-105, Class IO	0.747	07-16-65	15,781,117	1,012,838
Series 2023-30, Class IO	1.146	11-16-64	12,582,269	935,289
Series 2023-33, Class IO	0.934	05-16-63	20,188,992	1,475,926
Series 2023-36, Class IO	0.935	10-16-64	13,037,454	901,600
Series 2023-62, Class IO	0.937	02-16-65	15,911,852	1,114,221

Series 2023-91, Class IO	0.875	04-16-65	19,765,244	1,500,202
Asset backed securities 7.0%				$222,290,245
(Cost $245,902,753)
Asset backed securities 7.0%				222,290,245
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (B)	3.199	12-20-30	3,078,083	2,925,536
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (B)	1.937	08-15-46	4,182,000	3,679,327
Series 2023-2A, Class A2 (B)	6.500	11-16-48	2,294,000	2,254,246
26	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
AMSR Trust
Series 2020-SFR4, Class A (B)	1.355	11-17-37	598,000	$548,093
Series 2021-SFR1, Class B (B)	2.153	06-17-38	2,695,000	2,255,527
Series 2021-SFR4, Class A (B)	2.117	12-17-38	572,000	511,534
Applebee’s Funding LLC
Series 2023-1A, Class A2 (B)	7.824	03-05-53	1,879,000	1,887,867
Aqua Finance Trust
Series 2021-A, Class A (B)	1.540	07-17-46	888,917	785,137
Arby’s Funding LLC
Series 2020-1A, Class A2 (B)	3.237	07-30-50	4,605,300	4,104,778
Beacon Container Finance II LLC
Series 2021-1A, Class A (B)	2.250	10-22-46	3,566,458	3,079,925
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A, Class A (B)	3.280	09-26-33	737,284	698,106
CARS-DB4 LP
Series 2020-1A, Class A1 (B)	2.690	02-15-50	3,050,344	2,909,673
CARS-DB7 LP
Series 2023-1A, Class A1 (B)	5.750	09-15-53	4,138,227	4,104,407
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (B)	1.690	07-15-60	3,714,737	3,400,385
Series 2021-1A, Class A1 (B)	1.530	03-15-61	3,388,099	2,986,760
CLI Funding VI LLC
Series 2020-1A, Class A (B)	2.080	09-18-45	4,683,917	4,098,901
CLI Funding VIII LLC
Series 2021-1A, Class A (B)	1.640	02-18-46	2,945,506	2,539,674
Series 2022-1A, Class A (B)	2.720	01-18-47	2,095,104	1,796,245
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (B)	4.300	04-20-48	3,231,000	2,897,494
DataBank Issuer
Series 2021-1A, Class A2 (B)	2.060	02-27-51	5,539,000	4,943,918
Series 2021-2A, Class A2 (B)	2.400	10-25-51	4,037,000	3,536,473
DB Master Finance LLC
Series 2017-1A, Class A2II (B)	4.030	11-20-47	1,668,225	1,540,022
Series 2021-1A, Class A2I (B)	2.045	11-20-51	5,863,340	5,241,791
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A (B)	1.760	04-15-49	3,870,000	3,368,826
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (B)	4.118	07-25-47	4,753,028	4,431,628
Series 2019-1A, Class A2 (B)	3.668	10-25-49	1,277,237	1,119,579
Series 2021-1A, Class A2I (B)	2.662	04-25-51	2,685,150	2,306,689
Driven Brands Funding LLC
Series 2018-1A, Class A2 (B)	4.739	04-20-48	1,228,500	1,187,217
Series 2020-2A, Class A2 (B)	3.237	01-20-51	3,397,915	2,952,319
Series 2021-1A, Class A2 (B)	2.791	10-20-51	3,645,600	3,029,906
Elara HGV Timeshare Issuer LLC
Series 2019-A, Class A (B)	2.610	01-25-34	596,443	564,911
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	27

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
FirstKey Homes Trust
Series 2020-SFR2, Class A (B)	1.266	10-19-37	2,009,083	$1,838,075
Series 2021-SFR1, Class A (B)	1.538	08-17-38	1,896,075	1,687,244
Series 2021-SFR1, Class C (B)	1.888	08-17-38	4,249,000	3,744,868
Five Guys Holdings, Inc.
Series 2023-1A, Class A2 (B)	7.549	01-26-54	2,752,000	2,764,100
Ford Credit Auto Owner Trust
Series 2023-2, Class A (B)	5.280	02-15-36	4,003,000	3,999,559
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (B)	3.208	01-22-29	1,591,759	1,476,641
Series 2021-1A, Class A2 (B)	2.773	04-20-29	2,340,333	2,200,227
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (B)	3.939	02-01-62	3,306,000	3,039,046
Home Partners of America Trust
Series 2021-2, Class A (B)	1.901	12-17-26	1,037,661	917,169
Hotwire Funding LLC
Series 2021-1, Class A2 (B)	2.311	11-20-51	2,700,000	2,396,542
Series 2023-1A, Class A2 (B)	5.687	05-20-53	3,005,000	2,923,391
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (B)	4.970	08-25-49	1,530,715	1,386,185
Series 2022-1A, Class A2I (B)	3.445	02-26-52	3,001,150	2,700,891
MetroNet Infrastructure Issuer LLC
Series 2023-1A, Class A2 (B)	6.560	04-20-53	2,245,000	2,185,079
Monroe Capital Funding, Ltd.
Series 2021-1A, Class A2 (B)	2.815	04-22-31	4,466,754	4,122,149
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A2A (B)	2.640	05-15-68	904,993	852,339
Series 2019-FA, Class A2 (B)	2.600	08-15-68	965,382	889,522
Series 2020-BA, Class A2 (B)	2.120	01-15-69	1,749,559	1,594,403
Series 2020-GA, Class A (B)	1.170	09-16-69	1,699,353	1,500,963
Series 2020-HA, Class A (B)	1.310	01-15-69	1,955,623	1,773,023
Series 2021-A, Class A (B)	0.840	05-15-69	2,109,552	1,816,465
Navient Student Loan Trust
Series 2020-2A, Class A1A (B)	1.320	08-26-69	1,528,647	1,286,021
Neighborly Issuer LLC
Series 2021-1A, Class A2 (B)	3.584	04-30-51	4,670,250	3,951,200
Series 2022-1A, Class A2 (B)	3.695	01-30-52	1,952,228	1,622,768
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (B)	1.910	10-20-61	4,682,000	4,045,634
Series 2021-1, Class B1 (B)	2.410	10-20-61	1,418,000	1,201,381
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A (B)	3.844	12-25-25	497,069	468,419
Series 2021-FHT1, Class A (B)	3.104	07-25-26	371,632	337,740
Progress Residential Trust
Series 2021-SFR2, Class A (B)	1.546	04-19-38	6,364,719	5,734,011
Series 2021-SFR5, Class A (B)	1.427	07-17-38	4,606,212	4,110,250
Series 2021-SFR8, Class B (B)	1.681	10-17-38	1,837,000	1,612,062
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (B)	5.000	09-15-48	3,774,000	3,463,469
28	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
SCF Equipment Leasing LLC
Series 2019-2A, Class C (B)	3.110	06-21-27	4,200,000	$4,096,832
Series 2021-1A, Class B (B)	1.370	08-20-29	2,386,000	2,263,488
Series 2022-2A, Class A3 (B)	6.500	10-21-30	4,595,000	4,621,077
SERVPRO Master Issuer LLC
Series 2021-1A, Class A2 (B)	2.394	04-25-51	2,455,050	2,051,766
Sesac Finance LLC
Series 2019-1, Class A2 (B)	5.216	07-25-49	3,468,065	3,327,629
SMB Private Education Loan Trust
Series 2019-B, Class A2A (B)	2.840	06-15-37	2,092,488	1,962,766
Series 2020-PTA, Class A2A (B)	1.600	09-15-54	1,362,497	1,210,456
Series 2021-A, Class APT2 (B)	1.070	01-15-53	861,888	740,719
SoFi Professional Loan Program LLC
Series 2019-B, Class A2FX (B)	3.090	08-17-48	350,141	330,921
Sonic Capital LLC
Series 2020-1A, Class A2I (B)	3.845	01-20-50	2,985,705	2,745,230
Series 2020-1A, Class A2II (B)	4.336	01-20-50	2,465,190	2,190,689
Series 2021-1A, Class A2I (B)	2.190	08-20-51	2,573,017	2,118,874
Sunbird Engine Finance LLC
Series 2020-1A, Class A (B)	3.671	02-15-45	725,278	611,402
Taco Bell Funding LLC
Series 2021-1A, Class A2I (B)	1.946	08-25-51	5,060,858	4,443,797
TIF Funding II LLC
Series 2020-1A, Class A (B)	2.090	08-20-45	4,283,005	3,764,820
Series 2021-1A, Class A (B)	1.650	02-20-46	1,886,288	1,580,891
Tricon American Homes Trust
Series 2020-SFR2, Class A (B)	1.482	11-17-39	3,006,999	2,567,037
Triton Container Finance VIII LLC
Series 2020-1A, Class A (B)	2.110	09-20-45	4,405,463	3,819,177
Series 2021-1A, Class A (B)	1.860	03-20-46	2,584,480	2,190,379
Vantage Data Centers LLC
Series 2020-1A, Class A2 (B)	1.645	09-15-45	3,094,000	2,829,642
Series 2020-2A, Class A2 (B)	1.992	09-15-45	2,374,000	2,023,829
VCP RRL ABS I, Ltd.
Series 2021-1A, Class A (B)	2.152	10-20-31	986,477	902,263
VR Funding LLC
Series 2020-1A, Class A (B)	2.790	11-15-50	3,120,730	2,754,497
Wendy’s Funding LLC
Series 2021-1A, Class A2I (B)	2.370	06-15-51	2,859,188	2,403,699
Westgate Resorts LLC
Series 2022-1A, Class A (B)	1.788	08-20-36	1,779,663	1,696,804
Willis Engine Structured Trust V
Series 2020-A, Class A (B)	3.228	03-15-45	633,607	526,787
Wingstop Funding LLC
Series 2020-1A, Class A2 (B)	2.841	12-05-50	6,131,625	5,404,384
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (B)	3.238	07-30-51	2,118,243	1,782,660

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	29

	Shares	Value
Preferred securities 0.0%		$266,084
(Cost $309,384)
Financials 0.0%		266,084
Banks 0.0%
Wells Fargo & Company, 7.500%	238	266,084

	Yield (%)	Shares	Value
Short-term investments 0.2%			$6,105,564
(Cost $6,104,693)
Short-term funds 0.2%			6,105,564
John Hancock Collateral Trust (F)	5.4088(G)	610,550	6,105,564

Total investments (Cost $3,370,873,054) 99.4%	$3,172,191,207
Other assets and liabilities, net 0.6%	18,647,365
Total net assets 100.0%	$3,190,838,572

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $501,252,797 or 15.7% of the fund’s net assets as of 11-30-23.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(G)	The rate shown is the annualized seven-day yield as of 11-30-23.
At 11-30-23, the aggregate cost of investments for federal income tax purposes was $3,380,190,972. Net unrealized depreciation aggregated to $207,999,765, of which $17,913,391 related to gross unrealized appreciation and $225,913,156 related to gross unrealized depreciation.
30	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-23 (unaudited)

Assets
Unaffiliated investments, at value (Cost $3,364,768,361)	$3,166,085,643
Affiliated investments, at value (Cost $6,104,693)	6,105,564
Total investments, at value (Cost $3,370,873,054)	3,172,191,207
Dividends and interest receivable	20,657,052
Receivable for fund shares sold	9,292,467
Receivable for investments sold	1,119,688
Receivable for securities lending income	304
Receivable from affiliates	5,656
Other assets	358,954
Total assets	3,203,625,328
Liabilities
Distributions payable	470,138
Payable for delayed delivery securities purchased	2,848,654
Payable for fund shares repurchased	8,851,546
Payable to affiliates
Accounting and legal services fees	136,444
Transfer agent fees	220,522
Distribution and service fees	10,584
Trustees’ fees	3,135
Other liabilities and accrued expenses	245,733
Total liabilities	12,786,756
Net assets	$3,190,838,572
Net assets consist of
Paid-in capital	$3,701,554,809
Total distributable earnings (loss)	(510,716,237)
Net assets	$3,190,838,572

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($544,474,910 ÷ 61,581,574 shares)[1]	$8.84
Class C ($12,122,150 ÷ 1,370,998 shares)[1]	$8.84
Class I ($1,725,308,941 ÷ 195,049,737 shares)	$8.85
Class R2 ($4,658,161 ÷ 526,655 shares)	$8.84
Class R4 ($261,213 ÷ 29,532 shares)	$8.85
Class R6 ($904,013,197 ÷ 102,205,306 shares)	$8.85
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$9.21

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Investment Grade Bond Fund	31

STATEMENT OF OPERATIONS For the six months ended 11-30-23 (unaudited)

Investment income
Interest	$63,265,815
Dividends from affiliated investments	2,115,612
Dividends	8,925
Securities lending	934
Total investment income	65,391,286
Expenses
Investment management fees	5,921,856
Distribution and service fees	746,426
Accounting and legal services fees	333,645
Transfer agent fees	1,305,758
Trustees’ fees	31,438
Custodian fees	158,334
State registration fees	125,253
Printing and postage	78,472
Professional fees	72,504
Other	59,152
Total expenses	8,832,838
Less expense reductions	(1,043,167)
Net expenses	7,789,671
Net investment income	57,601,615
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(66,561,453)
Affiliated investments	37,042
Futures contracts	(702,513)
(67,226,924)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(12,946,499)
Affiliated investments	(1,237)
Futures contracts	(26,195)
(12,973,931)
Net realized and unrealized loss	(80,200,855)
Decrease in net assets from operations	$(22,599,240)
32	JOHN HANCOCK Investment Grade Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-23 (unaudited)	Year ended 5-31-23
Increase (decrease) in net assets
From operations
Net investment income	$57,601,615	$70,694,947
Net realized loss	(67,226,924)	(123,531,856)
Change in net unrealized appreciation (depreciation)	(12,973,931)	786
Decrease in net assets resulting from operations	(22,599,240)	(52,836,123)
Distributions to shareholders
From earnings
Class A	(10,465,450)	(16,420,820)
Class C	(190,877)	(323,301)
Class I	(33,576,117)	(34,924,632)
Class R2	(89,510)	(178,359)
Class R4	(5,865)	(12,324)
Class R6	(17,798,732)	(25,988,940)
Total distributions	(62,126,551)	(77,848,376)
From fund share transactions	503,400,478	577,476,375
Total increase	418,674,687	446,791,876
Net assets
Beginning of period	2,772,163,885	2,325,372,009
End of period	$3,190,838,572	$2,772,163,885
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Investment Grade Bond Fund	33

Financial highlights
CLASS A SHARES Period ended	11-30-23[1]	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$9.10	$9.63	$10.88	$11.02	$10.50	$10.17
Net investment income[2]	0.16	0.26	0.19	0.19	0.23	0.27
Net realized and unrealized gain (loss) on investments	(0.25)	(0.50)	(1.18)	0.03	0.57	0.35
Total from investment operations	(0.09)	(0.24)	(0.99)	0.22	0.80	0.62
Less distributions
From net investment income	(0.17)	(0.29)	(0.24)	(0.23)	(0.28)	(0.29)
From net realized gain	—	—	(0.02)	(0.13)	—	—
Total distributions	(0.17)	(0.29)	(0.26)	(0.36)	(0.28)	(0.29)
Net asset value, end of period	$8.84	$9.10	$9.63	$10.88	$11.02	$10.50
Total return (%)[3,4]	(0.95)[5]	(2.43)	(9.24)	1.96	7.70	6.24
Ratios and supplemental data
Net assets, end of period (in millions)	$544	$538	$545	$610	$520	$374
Ratios (as a percentage of average net assets):
Expenses before reductions	0.82[6]	0.83	0.81	0.82	0.84	0.85
Expenses including reductions	0.75[6]	0.75	0.74	0.75	0.76	0.78
Net investment income	3.58[6]	2.87	1.78	1.70	2.18	2.65
Portfolio turnover (%)	100	143	123	122	151	111

[1]	Six months ended 11-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
34	JOHN HANCOCK Investment Grade Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	11-30-23[1]	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$9.10	$9.63	$10.88	$11.02	$10.50	$10.18
Net investment income[2]	0.12	0.19	0.11	0.11	0.15	0.19
Net realized and unrealized gain (loss) on investments	(0.24)	(0.50)	(1.18)	0.03	0.57	0.35
Total from investment operations	(0.12)	(0.31)	(1.07)	0.14	0.72	0.54
Less distributions
From net investment income	(0.14)	(0.22)	(0.16)	(0.15)	(0.20)	(0.22)
From net realized gain	—	—	(0.02)	(0.13)	—	—
Total distributions	(0.14)	(0.22)	(0.18)	(0.28)	(0.20)	(0.22)
Net asset value, end of period	$8.84	$9.10	$9.63	$10.88	$11.02	$10.50
Total return (%)[3,4]	(1.32)[5]	(3.16)	(9.92)	1.20	6.90	5.35
Ratios and supplemental data
Net assets, end of period (in millions)	$12	$13	$15	$22	$26	$19
Ratios (as a percentage of average net assets):
Expenses before reductions	1.57[6]	1.58	1.56	1.57	1.59	1.60
Expenses including reductions	1.50[6]	1.50	1.49	1.50	1.51	1.53
Net investment income	2.82[6]	2.10	1.01	0.95	1.42	1.90
Portfolio turnover (%)	100	143	123	122	151	111

[1]	Six months ended 11-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Investment Grade Bond Fund	35

CLASS I SHARES Period ended	11-30-23[1]	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$9.10	$9.63	$10.89	$11.02	$10.50	$10.18
Net investment income[2]	0.17	0.29	0.21	0.22	0.26	0.29
Net realized and unrealized gain (loss) on investments	(0.24)	(0.50)	(1.18)	0.04	0.57	0.35
Total from investment operations	(0.07)	(0.21)	(0.97)	0.26	0.83	0.64
Less distributions
From net investment income	(0.18)	(0.32)	(0.27)	(0.26)	(0.31)	(0.32)
From net realized gain	—	—	(0.02)	(0.13)	—	—
Total distributions	(0.18)	(0.32)	(0.29)	(0.39)	(0.31)	(0.32)
Net asset value, end of period	$8.85	$9.10	$9.63	$10.89	$11.02	$10.50
Total return (%)[3]	(0.72)[4]	(2.19)	(9.09)	2.31	7.97	6.38
Ratios and supplemental data
Net assets, end of period (in millions)	$1,725	$1,431	$994	$1,309	$930	$130
Ratios (as a percentage of average net assets):
Expenses before reductions	0.57[5]	0.58	0.56	0.57	0.59	0.61
Expenses including reductions	0.50[5]	0.50	0.49	0.50	0.51	0.55
Net investment income	3.83[5]	3.14	2.01	1.94	2.39	2.87
Portfolio turnover (%)	100	143	123	122	151	111

[1]	Six months ended 11-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
36	JOHN HANCOCK Investment Grade Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	11-30-23[1]	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$9.10	$9.63	$10.88	$11.02	$10.50	$10.17
Net investment income[2]	0.15	0.25	0.17	0.17	0.22	0.25
Net realized and unrealized gain (loss) on investments	(0.24)	(0.50)	(1.17)	0.03	0.57	0.36
Total from investment operations	(0.09)	(0.25)	(1.00)	0.20	0.79	0.61
Less distributions
From net investment income	(0.17)	(0.28)	(0.23)	(0.21)	(0.27)	(0.28)
From net realized gain	—	—	(0.02)	(0.13)	—	—
Total distributions	(0.17)	(0.28)	(0.25)	(0.34)	(0.27)	(0.28)
Net asset value, end of period	$8.84	$9.10	$9.63	$10.88	$11.02	$10.50
Total return (%)[3]	(1.00)[4]	(2.57)	(9.37)	1.82	7.57	6.08
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$5	$7	$6	$6	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.92[6]	0.96	0.95	0.97	0.98	1.00
Expenses including reductions	0.85[6]	0.89	0.89	0.89	0.90	0.93
Net investment income	3.48[6]	2.68	1.63	1.56	2.01	2.50
Portfolio turnover (%)	100	143	123	122	151	111

[1]	Six months ended 11-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Investment Grade Bond Fund	37

CLASS R4 SHARES Period ended	11-30-23[1]	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$9.10	$9.63	$10.89	$11.02	$10.50	$10.18
Net investment income[2]	0.16	0.27	0.20	0.20	0.25	0.28
Net realized and unrealized gain (loss) on investments	(0.23)	(0.50)	(1.19)	0.04	0.56	0.34
Total from investment operations	(0.07)	(0.23)	(0.99)	0.24	0.81	0.62
Less distributions
From net investment income	(0.18)	(0.30)	(0.25)	(0.24)	(0.29)	(0.30)
From net realized gain	—	—	(0.02)	(0.13)	—	—
Total distributions	(0.18)	(0.30)	(0.27)	(0.37)	(0.29)	(0.30)
Net asset value, end of period	$8.85	$9.10	$9.63	$10.89	$11.02	$10.50
Total return (%)[3]	(0.78)[4]	(2.33)	(9.22)	2.17	7.82	6.24
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$—[5]	$—[5]	$—[5]	$1	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80[6]	0.82	0.81	0.81	0.83	0.85
Expenses including reductions	0.63[6]	0.64	0.64	0.64	0.64	0.68
Net investment income	3.66[6]	2.99	1.87	1.81	2.29	2.76
Portfolio turnover (%)	100	143	123	122	151	111

[1]	Six months ended 11-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
38	JOHN HANCOCK Investment Grade Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	11-30-23[1]	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$9.10	$9.63	$10.89	$11.02	$10.51	$10.18
Net investment income[2]	0.17	0.30	0.23	0.23	0.27	0.30
Net realized and unrealized gain (loss) on investments	(0.23)	(0.50)	(1.19)	0.04	0.56	0.36
Total from investment operations	(0.06)	(0.20)	(0.96)	0.27	0.83	0.66
Less distributions
From net investment income	(0.19)	(0.33)	(0.28)	(0.27)	(0.32)	(0.33)
From net realized gain	—	—	(0.02)	(0.13)	—	—
Total distributions	(0.19)	(0.33)	(0.30)	(0.40)	(0.32)	(0.33)
Net asset value, end of period	$8.85	$9.10	$9.63	$10.89	$11.02	$10.51
Total return (%)[3]	(0.66)[4]	(2.08)	(9.00)	2.42	7.99	6.60
Ratios and supplemental data
Net assets, end of period (in millions)	$904	$785	$763	$795	$591	$379
Ratios (as a percentage of average net assets):
Expenses before reductions	0.45[5]	0.47	0.45	0.47	0.48	0.50
Expenses including reductions	0.38[5]	0.39	0.39	0.39	0.40	0.43
Net investment income	3.95[5]	3.23	2.13	2.05	2.53	3.00
Portfolio turnover (%)	100	143	123	122	151	111

[1]	Six months ended 11-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Investment Grade Bond Fund	39

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Investment Grade Bond Fund (the fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income consistent with preservation of capital and maintenance of liquidity.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
40	JOHN HANCOCK Investment Grade Bond Fund | SEMIANNUAL REPORT

The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2023, by major security category or type:
	Total value at 11-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$1,827,299,534	—	$1,827,299,534	—
Corporate bonds	966,736,506	—	966,736,506	—
Municipal bonds	14,357,559	—	14,357,559	—
Collateralized mortgage obligations	135,135,715	—	135,135,715	—
Asset backed securities	222,290,245	—	222,290,245	—
Preferred securities	266,084	$266,084	—	—
Short-term investments	6,105,564	6,105,564	—	—
Total investments in securities	$3,172,191,207	$6,371,648	$3,165,819,559	—
When-issued/delayed-delivery securities. The fund may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often
SEMIANNUAL REPORT | JOHN HANCOCK Investment Grade Bond Fund	41

involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation
42	JOHN HANCOCK Investment Grade Bond Fund | SEMIANNUAL REPORT

from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of November 30, 2023, there were no securities on loan.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2023, the fund had no borrowings under the line of credit. Commitment fees for the six months ended November 30, 2023 were $7,681.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2023, the fund has a short-term capital loss carryforward of $142,930,805 and a long-term capital loss carryforward of $88,308,801 available to offset future net realized capital gains. These carryforwards do not expire.
As of May 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
SEMIANNUAL REPORT | JOHN HANCOCK Investment Grade Bond Fund	43

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended November 30, 2023, the fund used futures contracts to manage duration of the portfolio. The fund held futures contracts with USD notional values ranging up to $27.9 million, as measured at each quarter end. There were no open futures contracts as of November 30, 2023.
44	JOHN HANCOCK Investment Grade Bond Fund | SEMIANNUAL REPORT

Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2023:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Interest rate	$(702,513)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2023:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Interest rate	$(26,195)
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.400% of the first $1.5 billion of the fund’s average daily net assets and (b) 0.385% of the fund’s average daily net assets in excess of $1.5 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.38% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage
SEMIANNUAL REPORT | JOHN HANCOCK Investment Grade Bond Fund	45

fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement expires on September 30, 2024, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended November 30, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$185,839
Class C	4,207
Class I	561,484
Class R2	1,630
Class	Expense reduction
Class R4	$102
Class R6	289,757
Total	$1,043,019

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2023, were equivalent to a net annual effective rate of 0.32% of the fund’s average daily net assets.
Accounting and legal services.  Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended November 30, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on September 30, 2024, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $148 for Class R4 shares for the six months ended November 30, 2023.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $189,250 for the six months ended November 30, 2023. Of this amount, $27,467 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $161,783 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to
46	JOHN HANCOCK Investment Grade Bond Fund | SEMIANNUAL REPORT

compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2023, CDSCs received by the Distributor amounted to $1,215 and $546 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended November 30, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$673,799	$319,146
Class C	61,079	7,230
Class I	—	961,686
Class R2	11,030	99
Class R4	518	6
Class R6	—	17,591
Total	$746,426	$1,305,758
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the six months ended November 30, 2023 and for the year ended May 31, 2023 were as follows:
	Six Months Ended 11-30-23		Year Ended 5-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	9,712,543	$86,165,985	15,420,043	$141,116,219
Distributions reinvested	1,160,125	10,228,732	1,751,998	16,034,215
Repurchased	(8,471,236)	(74,367,644)	(14,634,920)	(134,496,970)
Net increase	2,401,432	$22,027,073	2,537,121	$22,653,464
SEMIANNUAL REPORT | JOHN HANCOCK Investment Grade Bond Fund	47

	Six Months Ended 11-30-23		Year Ended 5-31-23
	Shares	Amount	Shares	Amount
Class C shares
Sold	172,959	$1,530,068	421,017	$3,859,914
Distributions reinvested	19,401	171,094	32,008	292,990
Repurchased	(242,535)	(2,147,483)	(599,909)	(5,512,950)
Net decrease	(50,175)	$(446,321)	(146,884)	$(1,360,046)
Class I shares
Sold	73,119,603	$649,032,776	116,006,219	$1,063,773,029
Distributions reinvested	3,568,706	31,452,286	3,494,461	31,991,486
Repurchased	(38,895,143)	(340,494,133)	(65,417,847)	(601,255,760)
Net increase	37,793,166	$339,990,929	54,082,833	$494,508,755
Class R2 shares
Sold	71,320	$630,942	106,202	$978,038
Distributions reinvested	1,381	12,164	1,406	12,872
Repurchased	(55,835)	(484,519)	(357,685)	(3,301,438)
Net increase (decrease)	16,866	$158,587	(250,077)	$(2,310,528)
Class R4 shares
Sold	4,732	$42,068	9,646	$88,195
Distributions reinvested	648	5,734	1,347	12,324
Repurchased	(15,749)	(140,030)	(9,140)	(84,267)
Net increase (decrease)	(10,369)	$(92,228)	1,853	$16,252
Class R6 shares
Sold	25,142,421	$222,216,339	26,833,570	$246,421,560
Distributions reinvested	2,003,862	17,659,127	2,808,404	25,713,687
Repurchased	(11,143,043)	(98,113,028)	(22,668,888)	(208,166,769)
Net increase	16,003,240	$141,762,438	6,973,086	$63,968,478
Total net increase	56,154,160	$503,400,478	63,197,932	$577,476,375
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $940,318,351 and $565,913,300, respectively, for the six months ended November 30, 2023. Purchases and sales of U.S. Treasury obligations aggregated $2,588,623,042 and $2,424,600,583, respectively, for the six months ended November 30, 2023.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
48	JOHN HANCOCK Investment Grade Bond Fund | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	610,550	$77,624,090	$699,590,699	$(771,145,030)	$37,042	$(1,237)	$2,116,546	—	$6,105,564

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—LIBOR discontinuation risk
Certain debt securities, derivatives and other financial instruments have traditionally utilized LIBOR as the reference or benchmark rate for interest rate calculations. However, following allegations of manipulation and concerns regarding liquidity, the U.K. Financial Conduct Authority (UK FCA) announced that LIBOR would be discontinued as of June 30, 2023. The UK FCA elected to require the ICE Benchmark Administration Limited, the administrator of LIBOR, to continue publishing a subset of British pound sterling and U.S. dollar LIBOR settings on a “synthetic” basis. The synthetic publication of the three-month sterling LIBOR will continue until March 31, 2024, and the publication of the one-, three and six-month U.S. dollar LIBOR will continue until September 30, 2024.
Although the transition process away from LIBOR has become increasingly well-defined in advance of the discontinuation dates, the impact on certain debt securities, derivatives and other financial instruments remains uncertain. Market participants have adopted alternative rates such as Secured Overnight Financing Rate (SOFR) or otherwise amended financial instruments referencing LIBOR to include fallback provisions and other measures that contemplated the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. However, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. Certain proposed replacement rates to LIBOR, such as SOFR, which is a broad measure of secured overnight U.S. Treasury repo rates, are materially different from LIBOR, and changes in the applicable spread for financial instruments transitioning away from LIBOR will need to be made to accommodate the differences.
The utilization of an alternative reference rate, or the transition process to an alternative reference rate, may adversely affect the fund’s performance.
Note 10—New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management expects that the adoption of the guidance will not have a material impact to the financial statements.
SEMIANNUAL REPORT | JOHN HANCOCK Investment Grade Bond Fund	49

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Bond Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Investment Grade Bond Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 26–29, 2023 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 30–June 1, 2023. The Trustees who are not "interested persons" of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 26–29, 2023, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
50	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	51

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and its peer group median for the three-, five- and ten-year periods ended December 31, 2022, and underperformed for the one-year period. The Board took into account management’s discussion of the fund’s performance, including favorable performance relative to the benchmark index and peer group median for the three-, five- and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index over the longer term.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee
52	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT

waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	53

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
54	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index over the longer term;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	55

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Jeffrey N. Given, CFA
Howard C. Greene, CFA
Connor Minnaar, CFA
Pranay Sonalkar, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
56	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT

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A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

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John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

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MF3267920	55SA 11/23
1/2024

Semiannual report
John Hancock
Short Duration Bond Fund
Fixed income
November 30, 2023
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
Bonds posted mixed results for the six months ended November 30, 2023. Bond yields stayed elevated for most of the period, putting downward pressure on bond prices. The U.S. Federal Reserve raised short-term rates in July, then held rates steady at its policy meetings in September, October, and November. Most of the world’s central banks kept rates steady during this time as well. Investors started to hope that the banks are finished with their series of interest-rate hikes and could start lowering rates as soon as mid-2024.
As a result, bond yields declined sharply around the globe in November, leading to a significant increase in bond prices. Intermediate- and long-term bond yields fell the most during the month, while the decline in short-term bond yields was more muted. The stable economy helped credit-sensitive sectors, such as bank loans and high-yield bonds, produce strong returns during the period. Regionally, North American bond markets posted the best returns, while bond markets in the Asia-Pacific region lagged.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Short Duration Bond Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
20	Financial statements
23	Financial highlights
28	Notes to financial statements
35	Evaluation of advisory and subadvisory agreements by the Board of Trustees
41	More information
SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks a high level of current income consistent with prudent investment risk.
AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/2023 (%)

The Bloomberg U.S. Aggregate 1-3 Year Index tracks publicly issued medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international U.S. dollar-denominated bonds that have maturities of between one and three years.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 11/30/2023 (% of net assets)

QUALITY COMPOSITION AS OF 11/30/2023 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-23 and do not reflect subsequent downgrades or upgrades, if any.
SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	3

COUNTRY COMPOSITION AS OF 11/30/2023 (% of net assets)
United States	85.6
United Kingdom	2.9
Canada	2.4
Ireland	1.7
France	1.2
Netherlands	1.1
Other countries	5.1
TOTAL	100.0
Notes about risk
The fund is subject to various risks as described in the fund’s prospectuses. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectuses.
4	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2023, with the same investment held until November 30, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on June 1, 2023, with the same investment held until November 30, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
		Account value on 6-1-2023	Ending value on 11-30-2023	Expenses paid during period ended 11-30-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,023.90	$3.24	0.64%
	Hypothetical example	1,000.00	1,021.80	3.23	0.64%
Class C	Actual expenses/actual returns	1,000.00	1,021.20	7.02	1.39%
	Hypothetical example	1,000.00	1,018.10	7.01	1.39%
Class I	Actual expenses/actual returns	1,000.00	1,025.20	1.97	0.39%
	Hypothetical example	1,000.00	1,023.10	1.97	0.39%
Class R6	Actual expenses/actual returns	1,000.00	1,025.80	1.37	0.27%
	Hypothetical example	1,000.00	1,023.70	1.37	0.27%
Class NAV	Actual expenses/actual returns	1,000.00	1,025.80	1.37	0.27%
	Hypothetical example	1,000.00	1,023.70	1.37	0.27%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
6	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 11-30-23 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 17.0%				$170,208,739
(Cost $170,233,147)
U.S. Government 16.5%				165,524,767
U.S. Treasury
Note	3.875	12-31-27	16,855,000	16,547,528
Note	4.250	10-15-25	57,800,000	57,273,929
Note	4.625	06-30-25	23,900,000	23,809,441
Note	4.625	03-15-26	30,600,000	30,610,758
Note	4.875	10-31-28	28,426,000	29,123,325
Note	5.000	08-31-25	8,135,000	8,159,786
U.S. Government Agency 0.5%				4,683,972
Federal Home Loan Mortgage Corp. Note	5.500	12-16-25	4,690,000	4,683,972
Corporate bonds 65.3%				$655,283,452
(Cost $662,180,073)
Communication services 3.3%				33,541,833
Diversified telecommunication services 1.1%
AT&T, Inc.	1.700	03-25-26	3,000,000	2,773,000
AT&T, Inc.	2.300	06-01-27	3,000,000	2,730,262
C&W Senior Financing DAC (A)	6.875	09-15-27	2,000,000	1,824,940
Iliad Holding SASU (A)	6.500	10-15-26	3,150,000	3,073,184
Total Play Telecomunicaciones SA de CV (A)	7.500	11-12-25	1,370,000	809,399
Entertainment 0.5%
WarnerMedia Holdings, Inc.	3.755	03-15-27	5,400,000	5,095,290
Interactive media and services 0.2%
TripAdvisor, Inc. (A)	7.000	07-15-25	2,300,000	2,307,751
Media 0.8%
Charter Communications Operating LLC	4.908	07-23-25	4,500,000	4,426,158
Paramount Global	3.700	06-01-28	3,995,000	3,581,180
Wireless telecommunication services 0.7%
T-Mobile USA, Inc.	3.500	04-15-25	4,665,000	4,537,147
T-Mobile USA, Inc.	3.750	04-15-27	2,500,000	2,383,522
Consumer discretionary 6.9%				69,312,238
Automobiles 3.0%
Daimler Truck Finance North America LLC (A)	1.625	12-13-24	989,000	949,417
Ford Motor Credit Company LLC	4.125	08-17-27	2,000,000	1,848,242
Ford Motor Credit Company LLC	5.125	06-16-25	4,790,000	4,682,410
Ford Motor Credit Company LLC	6.950	03-06-26	1,000,000	1,009,085
General Motors Financial Company, Inc.	2.900	02-26-25	3,900,000	3,756,246
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Automobiles (continued)
General Motors Financial Company, Inc.	4.350	04-09-25	2,000,000	$1,957,399
General Motors Financial Company, Inc.	5.250	03-01-26	2,000,000	1,977,067
Hyundai Capital America (A)	1.000	09-17-24	1,140,000	1,097,336
Hyundai Capital America (A)	5.650	06-26-26	2,941,000	2,932,329
Nissan Motor Acceptance Company LLC (A)	1.050	03-08-24	3,450,000	3,401,260
Nissan Motor Acceptance Company LLC (A)	1.125	09-16-24	1,822,000	1,747,081
Nissan Motor Acceptance Company LLC (A)	1.850	09-16-26	2,500,000	2,206,454
Nissan Motor Acceptance Company LLC (A)	2.000	03-09-26	3,000,000	2,717,666
Broadline retail 0.3%
Nordstrom, Inc.	2.300	04-08-24	3,500,000	3,447,500
Diversified consumer services 0.3%
GEMS MENASA Cayman, Ltd. (A)	7.125	07-31-26	227,000	220,485
Stena International SA (A)	6.125	02-01-25	2,500,000	2,473,030
Hotels, restaurants and leisure 2.5%
Caesars Entertainment, Inc. (A)	8.125	07-01-27	3,000,000	3,056,259
Carnival Holdings Bermuda, Ltd. (A)	10.375	05-01-28	3,000,000	3,262,201
CEC Entertainment LLC (A)	6.750	05-01-26	3,000,000	2,899,507
Hilton Domestic Operating Company, Inc. (A)	5.375	05-01-25	2,100,000	2,085,190
Hyatt Hotels Corp.	5.375	04-23-25	2,665,000	2,651,887
Hyatt Hotels Corp.	5.750	01-30-27	2,500,000	2,530,154
Marriott International, Inc.	5.750	05-01-25	3,610,000	3,615,246
MGM Resorts International	5.750	06-15-25	2,850,000	2,833,927
Travel + Leisure Company (A)	6.625	07-31-26	2,000,000	1,999,130
Household durables 0.5%
Century Communities, Inc.	6.750	06-01-27	2,225,000	2,225,376
Taylor Morrison Communities, Inc. (A)	5.875	06-15-27	3,000,000	2,942,000
Specialty retail 0.3%
Lithia Motors, Inc. (A)	4.625	12-15-27	3,000,000	2,788,354
Consumer staples 2.6%				25,603,480
Beverages 0.3%
Constellation Brands, Inc.	4.350	05-09-27	3,000,000	2,926,294
Consumer staples distribution and retail 0.6%
Cargill, Inc. (A)	3.500	04-22-25	3,000,000	2,927,834
Performance Food Group, Inc. (A)	5.500	10-15-27	3,000,000	2,903,668
Food products 1.7%
JBS USA LUX SA	2.500	01-15-27	5,500,000	4,949,835
JDE Peet’s NV (A)	0.800	09-24-24	2,397,000	2,295,034
Kraft Heinz Foods Company	3.000	06-01-26	4,000,000	3,799,079
NBM US Holdings, Inc. (A)	7.000	05-14-26	5,850,000	5,801,736
8	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy 7.9%				$79,446,829
Oil, gas and consumable fuels 7.9%
Blue Racer Midstream LLC (A)	6.625	07-15-26	3,500,000	3,435,074
Buckeye Partners LP (A)	4.125	03-01-25	2,375,000	2,313,342
Calumet Specialty Products Partners LP (A)	8.125	01-15-27	850,000	800,193
Continental Resources, Inc. (A)	2.268	11-15-26	5,600,000	5,059,206
Energy Transfer LP	4.750	01-15-26	2,000,000	1,965,735
Energy Transfer LP	5.500	06-01-27	4,000,000	3,994,867
EQM Midstream Partners LP (A)	7.500	06-01-27	3,316,000	3,389,240
Hess Corp.	4.300	04-01-27	4,000,000	3,896,316
Hess Midstream Operations LP (A)	5.625	02-15-26	2,000,000	1,975,000
Leviathan Bond, Ltd. (A)	6.125	06-30-25	3,590,000	3,464,350
MPLX LP	1.750	03-01-26	1,500,000	1,383,222
Occidental Petroleum Corp.	5.550	03-15-26	5,500,000	5,481,783
Occidental Petroleum Corp.	8.500	07-15-27	5,500,000	5,936,755
ONEOK, Inc.	5.550	11-01-26	6,000,000	6,044,041
Ovintiv, Inc.	5.650	05-15-25	3,500,000	3,498,511
Parkland Corp. (A)	5.875	07-15-27	4,300,000	4,215,112
Petroleos Mexicanos	6.875	08-04-26	3,500,000	3,302,262
Pioneer Natural Resources Company	5.100	03-29-26	3,077,000	3,068,414
Sabine Pass Liquefaction LLC	5.000	03-15-27	3,200,000	3,170,225
Southwestern Energy Company	5.700	01-23-25	5,000,000	4,987,130
The Williams Companies, Inc.	3.750	06-15-27	3,775,000	3,578,359
The Williams Companies, Inc.	3.900	01-15-25	1,650,000	1,615,747
Var Energi ASA (A)	5.000	05-18-27	3,000,000	2,871,945
Financials 21.4%				214,166,807
Banks 14.2%
Bank of America Corp. (1.197% to 10-24-25, then Overnight SOFR + 1.010%)	1.197	10-24-26	2,000,000	1,832,556
Bank of America Corp. (3.384% to 4-2-25, then Overnight SOFR + 1.330%)	3.384	04-02-26	4,000,000	3,863,926
Bank of America Corp.	3.950	04-21-25	12,700,000	12,388,673
Barclays PLC	4.375	09-11-24	3,150,000	3,098,283
Barclays PLC (5.829% to 5-9-26, then Overnight SOFR + 2.210%)	5.829	05-09-27	2,000,000	1,986,664
Barclays PLC (7.325% to 11-2-25, then 1 Year CMT + 3.050%)	7.325	11-02-26	6,000,000	6,134,435
BPCE SA (5.975% to 1-18-26, then Overnight SOFR + 2.100%) (A)	5.975	01-18-27	3,000,000	2,985,854
Citigroup, Inc. (0.981% to 5-1-24, then Overnight SOFR + 0.669%)	0.981	05-01-25	2,500,000	2,443,493
Citigroup, Inc.	3.875	03-26-25	4,000,000	3,894,248
Citizens Bank NA (6.064% to 10-24-24, then Overnight SOFR + 1.450%)	6.064	10-24-25	2,000,000	1,928,487
Cooperatieve Rabobank UA	3.375	05-21-25	3,000,000	2,916,790
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Credit Agricole SA (A)	4.375	03-17-25	3,000,000	$2,920,494
Danske Bank A/S (6.466% to 1-9-25, then 1 Year CMT + 2.100%) (A)	6.466	01-09-26	3,302,000	3,310,116
Fifth Third Bank NA (5.852% to 10-27-24, then SOFR Compounded Index + 1.230%)	5.852	10-27-25	5,000,000	4,940,682
HSBC Holdings PLC (0.976% to 5-24-24, then Overnight SOFR + 0.708%)	0.976	05-24-25	2,000,000	1,948,548
HSBC Holdings PLC	4.250	08-18-25	3,500,000	3,396,904
JPMorgan Chase & Co. (1.578% to 4-22-26, then Overnight SOFR + 0.885%)	1.578	04-22-27	15,700,000	14,294,638
JPMorgan Chase & Co. (4.080% to 4-26-25, then Overnight SOFR + 1.320%)	4.080	04-26-26	3,250,000	3,178,985
JPMorgan Chase & Co. (5.546% to 12-15-24, then Overnight SOFR + 1.070%)	5.546	12-15-25	5,000,000	4,985,073
Lloyds Banking Group PLC (5.985% to 8-7-26, then 1 Year CMT + 1.480%)	5.985	08-07-27	3,500,000	3,508,041
Regions Financial Corp.	2.250	05-18-25	4,500,000	4,226,760
Royal Bank of Canada	4.950	04-25-25	5,000,000	4,964,779
Santander Holdings USA, Inc.	3.244	10-05-26	1,365,000	1,261,414
Santander Holdings USA, Inc.	3.450	06-02-25	2,000,000	1,918,710
Santander Holdings USA, Inc.	3.500	06-07-24	3,300,000	3,247,996
Societe Generale SA (A)	4.351	06-13-25	3,000,000	2,939,703
Synovus Financial Corp.	5.200	08-11-25	4,500,000	4,379,727
The PNC Financial Services Group, Inc. (4.758% to 1-26-26, then SOFR Compounded Index + 1.085%)	4.758	01-26-27	5,000,000	4,893,649
The PNC Financial Services Group, Inc. (5.812% to 6-12-25, then Overnight SOFR + 1.322%)	5.812	06-12-26	5,000,000	4,997,531
Truist Financial Corp. (5.900% to 10-28-25, then Overnight SOFR + 1.626%)	5.900	10-28-26	5,000,000	4,977,226
Wells Fargo & Company	3.000	02-19-25	15,900,000	15,425,017
Wells Fargo & Company	4.300	07-22-27	3,400,000	3,263,530
Capital markets 4.7%
Ares Capital Corp.	3.250	07-15-25	3,000,000	2,839,925
Ares Capital Corp.	4.200	06-10-24	4,165,000	4,119,390
Blackstone Private Credit Fund	2.350	11-22-24	3,176,000	3,052,268
Blackstone Private Credit Fund	2.700	01-15-25	437,000	418,357
Deutsche Bank AG	0.898	05-28-24	2,000,000	1,950,624
Deutsche Bank AG (1.447% to 4-1-24, then Overnight SOFR + 1.131%)	1.447	04-01-25	3,250,000	3,193,397
Morgan Stanley	3.875	01-27-26	4,500,000	4,371,975
10	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Morgan Stanley (4.679% to 7-17-25, then Overnight SOFR + 1.669%)	4.679	07-17-26	4,000,000	$3,931,311
National Securities Clearing Corp. (A)	5.150	05-30-25	3,000,000	2,994,939
State Street Corp. (4.857% to 1-26-25, then Overnight SOFR + 0.604%)	4.857	01-26-26	1,316,000	1,300,821
The Charles Schwab Corp.	0.900	03-11-26	3,500,000	3,152,073
The Goldman Sachs Group, Inc.	3.500	01-23-25	7,000,000	6,825,880
The Goldman Sachs Group, Inc.	3.500	04-01-25	3,750,000	3,641,441
The Goldman Sachs Group, Inc.	3.500	11-16-26	1,250,000	1,192,664
UBS Group AG (6.327% to 12-22-26, then 1 Year CMT + 1.600%) (A)	6.327	12-22-27	4,000,000	4,044,426
Consumer finance 1.6%
Ally Financial, Inc.	5.800	05-01-25	1,600,000	1,587,993
Capital One Financial Corp. (1.343% to 12-6-23, then Overnight SOFR + 0.690%)	1.343	12-06-24	2,955,000	2,954,198
Discover Financial Services	3.950	11-06-24	3,500,000	3,422,417
OneMain Finance Corp.	6.125	03-15-24	500,000	499,261
OneMain Finance Corp.	6.875	03-15-25	1,500,000	1,510,971
OneMain Finance Corp.	7.125	03-15-26	1,000,000	1,008,360
Santander UK Group Holdings PLC (6.833% to 11-21-25, then Overnight SOFR + 2.749%)	6.833	11-21-26	5,000,000	5,041,642
Financial services 0.4%
Corebridge Financial, Inc.	3.500	04-04-25	4,056,000	3,930,455
Insurance 0.5%
Athene Global Funding (A)	2.500	01-14-25	2,750,000	2,630,981
Athene Holding, Ltd.	4.125	01-12-28	2,250,000	2,098,106
Health care 2.5%				25,461,706
Biotechnology 0.5%
AbbVie, Inc.	2.950	11-21-26	5,675,000	5,371,799
Health care equipment and supplies 0.4%
Baxter International, Inc.	1.915	02-01-27	2,500,000	2,250,005
Varex Imaging Corp. (A)	7.875	10-15-27	1,705,000	1,699,104
Health care providers and services 0.8%
Centene Corp.	2.450	07-15-28	3,000,000	2,600,348
Fresenius Medical Care US Finance III, Inc. (A)	1.875	12-01-26	1,000,000	879,513
HCA, Inc.	5.250	06-15-26	2,000,000	1,982,785
HCA, Inc.	5.375	02-01-25	2,500,000	2,485,323
Pharmaceuticals 0.8%
Teva Pharmaceutical Finance Netherlands III BV	3.150	10-01-26	3,500,000	3,188,363
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Pharmaceuticals (continued)
Utah Acquisition Sub, Inc.	3.950	06-15-26	5,250,000	$5,004,466
Industrials 8.4%				84,267,928
Aerospace and defense 1.1%
DAE Funding LLC (A)	1.550	08-01-24	3,525,000	3,410,593
Howmet Aerospace, Inc.	5.900	02-01-27	1,000,000	1,006,477
Howmet Aerospace, Inc.	6.875	05-01-25	63,000	63,756
The Boeing Company	2.196	02-04-26	5,500,000	5,141,665
The Boeing Company	4.875	05-01-25	1,380,000	1,365,486
Commercial services and supplies 1.2%
Albion Financing 1 SARL (A)	6.125	10-15-26	3,803,000	3,712,489
GFL Environmental, Inc. (A)	3.750	08-01-25	3,000,000	2,897,554
Prime Security Services Borrower LLC (A)	3.375	08-31-27	4,000,000	3,618,776
Prime Security Services Borrower LLC (A)	5.250	04-15-24	1,600,000	1,590,537
Construction and engineering 0.3%
Quanta Services, Inc.	0.950	10-01-24	1,318,000	1,264,392
Williams Scotsman, Inc. (A)	6.125	06-15-25	1,798,000	1,785,252
Electrical equipment 0.5%
Regal Rexnord Corp. (A)	6.050	02-15-26	3,434,000	3,428,004
Sensata Technologies BV (A)	5.000	10-01-25	2,000,000	1,967,580
Ground transportation 0.5%
Avis Budget Car Rental LLC (A)	5.750	07-15-27	2,800,000	2,642,065
Uber Technologies, Inc. (A)	7.500	05-15-25	2,500,000	2,546,875
Passenger airlines 2.9%
Air Canada 2020-1 Class C Pass Through Trust (A)	10.500	07-15-26	2,500,000	2,686,514
Alaska Airlines 2020-1 Class A Pass Through Trust (A)	4.800	08-15-27	3,632,967	3,459,370
Alaska Airlines 2020-1 Class B Pass Through Trust (A)	8.000	08-15-25	407,357	406,534
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	981,607	879,753
American Airlines 2016-2 Class A Pass Through Trust	3.650	06-15-28	671,908	589,865
American Airlines 2017-2 Class B Pass Through Trust	3.700	10-15-25	2,219,579	2,068,612
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	2,666,507	2,346,487
British Airways 2013-1 Class A Pass Through Trust (A)	4.625	06-20-24	92,090	91,331
Delta Air Lines, Inc. (A)	4.500	10-20-25	1,998,000	1,949,868
Delta Air Lines, Inc. (A)	4.750	10-20-28	377,220	362,205
Delta Air Lines, Inc. (A)	7.000	05-01-25	3,400,000	3,435,780
Mileage Plus Holdings LLC (A)	6.500	06-20-27	3,000,000	2,983,481
12	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	1,106,669	$1,039,225
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	1,023,060	889,681
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	301,493	281,508
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	3,234,917	3,221,536
United Airlines 2020-1 Class B Pass Through Trust	4.875	01-15-26	2,128,000	2,040,274
Professional services 0.3%
Concentrix Corp.	6.650	08-02-26	3,000,000	3,020,748
Trading companies and distributors 1.6%
AerCap Ireland Capital DAC	2.450	10-29-26	4,000,000	3,643,968
AerCap Ireland Capital DAC	3.150	02-15-24	7,200,000	7,152,654
Air Lease Corp.	2.200	01-15-27	2,000,000	1,793,067
Ashtead Capital, Inc. (A)	4.375	08-15-27	3,700,000	3,483,966
Information technology 2.1%				21,416,119
Electronic equipment, instruments and components 0.4%
Arrow Electronics, Inc.	6.125	03-01-26	4,000,000	3,994,446
IT services 0.3%
Kyndryl Holdings, Inc.	2.050	10-15-26	3,000,000	2,679,711
Semiconductors and semiconductor equipment 0.4%
Microchip Technology, Inc.	0.983	09-01-24	2,000,000	1,929,638
Micron Technology, Inc.	4.185	02-15-27	2,500,000	2,404,981
Software 0.1%
Oracle Corp.	5.800	11-10-25	1,567,000	1,579,252
Technology hardware, storage and peripherals 0.9%
Hewlett Packard Enterprise Company	5.900	10-01-24	5,000,000	4,999,158
Xerox Holdings Corp. (A)	5.000	08-15-25	4,000,000	3,828,933
Materials 3.7%				37,085,228
Chemicals 0.7%
EIDP, Inc.	4.500	05-15-26	4,000,000	3,931,528
FMC Corp.	5.150	05-18-26	3,500,000	3,448,791
Containers and packaging 1.3%
Ardagh Packaging Finance PLC (A)	4.125	08-15-26	5,075,000	4,489,573
Can-Pack SA (A)	3.125	11-01-25	935,000	871,193
Graphic Packaging International LLC (A)	0.821	04-15-24	4,075,000	3,989,612
Mauser Packaging Solutions Holding Company (A)	7.875	08-15-26	469,000	465,896
Trivium Packaging Finance BV (A)	5.500	08-15-26	3,000,000	2,882,939
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Metals and mining 1.7%
Anglo American Capital PLC (A)	3.625	09-11-24	3,150,000	$3,093,333
Anglo American Capital PLC (A)	4.875	05-14-25	489,000	482,708
First Quantum Minerals, Ltd. (A)	6.875	10-15-27	3,950,000	3,199,500
First Quantum Minerals, Ltd. (A)	7.500	04-01-25	800,000	740,000
Freeport-McMoRan, Inc.	4.550	11-14-24	5,050,000	4,977,709
Hudbay Minerals, Inc. (A)	4.500	04-01-26	4,750,000	4,512,446
Real estate 3.2%				32,321,167
Hotel and resort REITs 0.5%
Host Hotels & Resorts LP	3.875	04-01-24	3,625,000	3,592,519
Host Hotels & Resorts LP	4.000	06-15-25	1,300,000	1,257,323
Office REITs 0.3%
Boston Properties LP	2.750	10-01-26	1,500,000	1,358,513
Boston Properties LP	3.650	02-01-26	2,000,000	1,888,296
Retail REITs 0.3%
Realty Income Corp.	5.050	01-13-26	2,857,000	2,840,945
Specialized REITs 2.1%
American Tower Corp.	1.600	04-15-26	3,000,000	2,736,908
American Tower Corp.	3.550	07-15-27	2,000,000	1,881,876
GLP Capital LP	5.250	06-01-25	3,700,000	3,637,341
GLP Capital LP	5.375	04-15-26	1,115,000	1,089,567
SBA Communications Corp.	3.875	02-15-27	3,000,000	2,824,031
SBA Tower Trust (A)	2.836	01-15-25	1,200,000	1,155,098
VICI Properties LP (A)	3.500	02-15-25	3,000,000	2,901,330
VICI Properties LP (A)	3.750	02-15-27	1,500,000	1,388,895
VICI Properties LP (A)	4.250	12-01-26	4,000,000	3,768,525
Utilities 3.3%				32,660,117
Electric utilities 3.0%
American Electric Power Company, Inc.	5.699	08-15-25	5,000,000	5,003,236
Duke Energy Corp.	5.000	12-08-25	3,071,000	3,050,077
Eversource Energy	4.750	05-15-26	3,000,000	2,946,198
FirstEnergy Corp.	2.050	03-01-25	2,000,000	1,914,074
FirstEnergy Corp.	4.150	07-15-27	4,000,000	3,805,267
Israel Electric Corp., Ltd. (A)	5.000	11-12-24	2,200,000	2,155,542
NRG Energy, Inc. (A)	2.450	12-02-27	6,500,000	5,696,403
Vistra Operations Company LLC (A)	5.000	07-31-27	1,725,000	1,641,666
Vistra Operations Company LLC (A)	5.125	05-13-25	3,500,000	3,444,657
Multi-utilities 0.3%

Sempra	5.400	08-01-26	3,000,000	3,002,997
14	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Term loans (B) 0.1%				$1,448,444
(Cost $1,450,520)
Consumer discretionary 0.1%				1,448,444
Diversified consumer services 0.1%

GEMS MENASA Cayman, Ltd., Term Loan (3 month CME Term SOFR + 4.750%)	10.400	08-01-26	1,446,896	1,448,444
Collateralized mortgage obligations 1.3%				$13,013,473
(Cost $14,335,753)
Commercial and residential 1.1%				10,614,226
Arroyo Mortgage Trust
Series 2019-1, Class A1 (A)(C)	3.805	01-25-49	98,955	90,713
Benchmark Mortgage Trust
Series 2021-B25, Class A1	0.623	04-15-54	856,317	797,376
BX Commercial Mortgage Trust
Series 2019-XL, Class A (1 month CME Term SOFR + 1.034%) (A)(D)	6.357	10-15-36	1,552,228	1,548,286
COLT Mortgage Loan Trust
Series 2020-2, Class A1 (A)(C)	1.853	03-25-65	6,782	6,735
Series 2020-3, Class A1 (A)(C)	1.506	04-27-65	81,440	75,991
Credit Suisse Mortgage Capital Certificates
Series 2020-NET, Class A (A)	2.257	08-15-37	1,392,604	1,272,271
KNDL Mortgage Trust
Series 2019-KNSQ, Class C (1 month CME Term SOFR + 1.246%) (A)(D)	6.569	05-15-36	250,000	247,746
Life Mortgage Trust
Series 2021-BMR, Class C (1 month CME Term SOFR + 1.214%) (A)(D)	6.537	03-15-38	1,975,770	1,903,759
New Residential Mortgage Loan Trust
Series 2020-1A, Class A1B (A)(C)	3.500	10-25-59	204,859	187,863
Starwood Mortgage Residential Trust
Series 2020-1, Class A1 (A)(C)	2.275	02-25-50	6,881	6,404
Towd Point Mortgage Trust
Series 2018-3, Class A1 (A)(C)	3.750	05-25-58	35,921	34,167
Series 2018-4, Class A1 (A)(C)	3.000	06-25-58	99,681	90,745
Series 2021-SJ2, Class A1A (A)(C)	2.250	12-25-61	966,279	898,808
TPGI Trust
Series 2021-DGWD, Class C (1 month CME Term SOFR + 1.264%) (A)(D)	6.594	06-15-26	1,600,000	1,552,517
VASA Trust
Series 2021-VASA, Class D (1 month CME Term SOFR + 2.214%) (A)(D)	7.537	07-15-39	3,000,000	1,900,845
U.S. Government Agency 0.2%				2,399,247
Federal Home Loan Mortgage Corp.

Series 2021-DNA6, Class M2 (30 day Average SOFR + 1.500%) (A)(D)	6.828	10-25-41	2,425,000	2,399,247
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value

Asset backed securities 13.7%				$137,322,074
(Cost $139,760,144)
Asset backed securities 13.7%				137,322,074
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (A)	3.199	12-20-30	1,812,236	1,722,424
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (A)	1.937	08-15-46	3,123,000	2,747,618
Amur Equipment Finance Receivables IX LLC
Series 2021-1A, Class D (A)	2.300	11-22-27	4,000,000	3,812,758
Amur Equipment Finance Receivables XI LLC
Series 2022-2A, Class A2 (A)	5.300	06-21-28	760,233	755,011
Amur Equipment Finance Receivables XII LLC
Series 2023-1A, Class A2 (A)	6.090	12-20-29	2,957,000	2,962,820
BHG Securitization Trust
Series 2021-A, Class A (A)	1.420	11-17-33	1,745,316	1,632,858
BRAVO Residential Funding Trust
Series 2021-HE1, Class A1 (30 day Average SOFR + 0.750%) (A)(D)	6.078	01-25-70	990,553	982,650
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A, Class A (A)	3.280	09-26-33	3,792,860	3,591,312
CarMax Auto Owner Trust
Series 2021-2, Class A4	0.810	12-15-26	1,143,000	1,072,544
Series 2022-4, Class A3	5.340	08-16-27	3,000,000	2,988,985
CARS-DB4 LP
Series 2020-1A, Class A1 (A)	2.690	02-15-50	1,731,372	1,651,528
Series 2020-1A, Class B1 (A)	4.170	02-15-50	1,000,000	949,199
CARS-DB5 LP
Series 2021-1A, Class A3 (A)	1.920	08-15-51	3,496,635	3,043,528
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (A)	1.690	07-15-60	3,148,082	2,881,683
Chase Auto Credit Linked Notes
Series 2021-1, Class B (A)	0.875	09-25-28	389,869	382,254
Series 2021-2, Class B (A)	0.889	12-26-28	346,231	337,715
Series 2021-3, Class D (A)	1.009	02-26-29	431,203	414,558
Chesapeake Funding II LLC
Series 2023-1A, Class A1 (A)	5.650	05-15-35	2,345,150	2,337,000
CLI Funding VI LLC
Series 2020-1A, Class A (A)	2.080	09-18-45	3,208,625	2,807,871
CNH Equipment Trust
Series 2022-B, Class A3	3.890	08-16-27	2,510,000	2,446,016
Series 2022-C, Class A3	5.150	04-17-28	2,000,000	1,992,907
Crossroads Asset Trust
Series 2021-A, Class D (A)	2.520	01-20-26	1,922,000	1,877,242
Dell Equipment Finance Trust
Series 2023-2, Class D (A)	6.740	07-23-29	2,498,000	2,482,936
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A (A)	1.760	04-15-49	830,000	722,513
16	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Eaton Vance CLO, Ltd.
Series 2020-2A, Class CR (3 month CME Term SOFR + 2.362%) (A)(D)	7.755	01-15-35	3,000,000	$2,916,297
ECMC Group Student Loan Trust
Series 2019-1A, Class A1B (30 day Average SOFR + 1.114%) (A)(D)	6.443	07-25-69	289,745	286,207
Elara HGV Timeshare Issuer LLC
Series 2017-A, Class C (A)	3.310	03-25-30	420,713	402,833
Series 2019-A, Class A (A)	2.610	01-25-34	331,787	314,247
Enterprise Fleet Financing LLC
Series 2023-2, Class A2 (A)	5.560	04-22-30	1,250,000	1,244,977
ExteNet LLC
Series 2019-1A, Class C (A)	5.219	07-25-49	3,000,000	2,905,139
First Investors Auto Owner Trust
Series 2021-1A, Class C (A)	1.170	03-15-27	1,640,000	1,587,967
Ford Credit Auto Owner Trust
Series 2022-D, Class A3	5.270	05-17-27	3,000,000	2,989,029
Ford Credit Floorplan Master Owner Trust A
Series 2023-1, Class A1 (A)	4.920	05-15-28	2,500,000	2,466,769
GM Financial Consumer Automobile Receivables Trust
Series 2021-2, Class A4	0.820	10-16-26	449,000	422,298
GMF Floorplan Owner Revolving Trust
Series 2023-1, Class A1 (A)	5.340	06-15-28	1,920,000	1,919,335
Golub Capital Partners CLO, Ltd.
Series 2019-40A, Class BR (3 month CME Term SOFR + 1.962%) (A)(D)	7.340	01-25-32	3,000,000	2,952,933
GreatAmerica Leasing Receivables Funding LLC
Series 2022-1, Class A4 (A)	5.350	07-16-29	2,000,000	1,987,255
Series 2023-1, Class A3 (A)	5.150	07-15-27	2,500,000	2,466,545
Hertz Vehicle Financing III LLC
Series 2022-3A, Class D (A)	6.310	03-25-25	3,333,333	3,314,172
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (A)	3.939	02-01-62	1,167,000	1,072,767
Hotwire Funding LLC
Series 2021-1, Class A2 (A)	2.311	11-20-51	953,000	845,891
HPEFS Equipment Trust
Series 2021-2A, Class D (A)	1.290	03-20-29	2,240,000	2,164,268
Series 2022-3A, Class A3 (A)	5.430	08-20-29	4,500,000	4,473,264
Hyundai Auto Receivables Trust
Series 2022-C, Class A3	5.390	06-15-27	4,000,000	3,996,416
John Deere Owner Trust
Series 2022-C, Class A3	5.090	06-15-27	2,000,000	1,984,066
Libra Solutions LLC
Series 2023-1A, Class A (A)	7.000	02-15-35	1,297,528	1,293,747
MMAF Equipment Finance LLC
Series 2021-A, Class A3 (A)	0.560	06-13-28	1,415,042	1,349,207
Series 2022-B, Class A3 (A)	5.610	07-10-28	5,000,000	4,994,962
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
MVW LLC
Series 2020-1A, Class D (A)	7.140	10-20-37	1,634,553	$1,574,642
Series 2022-2A, Class A (A)	6.110	10-21-41	1,311,297	1,314,348
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month CME Term SOFR + 1.714%) (A)(D)	7.037	10-15-31	142,219	142,434
Neuberger Berman CLO XX, Ltd.
Series 2015-20A, Class CRR (3 month CME Term SOFR + 2.162%) (A)(D)	7.555	07-15-34	500,000	493,464
NMEF Funding LLC
Series 2022-B, Class A2 (A)	6.070	06-15-29	990,791	993,118
PFS Financing Corp.
Series 2022-C, Class A (A)	3.890	05-15-27	5,500,000	5,341,336
Series 2023-B, Class A (A)	5.270	05-15-28	4,000,000	3,974,957
Post Road Equipment Finance
Series 2021-1A, Class C (A)	1.390	06-15-27	249,308	248,718
Santander Bank Auto Credit Linked Notes
Series 2021-1A, Class B (A)	1.833	12-15-31	212,816	207,966
Santander Revolving Auto Loan Trust
Series 2019-A, Class A (A)	2.510	01-26-32	2,980,000	2,873,143
SCF Equipment Leasing LLC
Series 2022-1A, Class A3 (A)	2.920	07-20-29	3,500,000	3,396,102
Series 2022-2A, Class A3 (A)	6.500	10-21-30	4,000,000	4,022,700
SMB Private Education Loan Trust
Series 2017-B, Class A2B (1 month CME Term SOFR + 0.864%) (A)(D)	6.187	10-15-35	242,119	240,170
STAR Trust
Series 2021-SFR1, Class A (1 month CME Term SOFR + 0.714%) (A)(D)	6.037	04-17-38	3,084,325	3,006,148
Stratus CLO, Ltd.
Series 2021-1A, Class B (3 month CME Term SOFR + 1.662%) (A)(D)	7.077	12-29-29	3,000,000	2,964,390
Taco Bell Funding LLC
Series 2016-1A, Class A23 (A)	4.970	05-25-46	1,582,031	1,538,676
Towd Point HE Trust
Series 2021-HE1, Class A1 (A)(C)	0.918	02-25-63	559,538	525,965
Toyota Auto Receivables Owner Trust
Series 2022-D, Class A3	5.300	09-15-27	4,000,000	3,989,526
Triton Container Finance VIII LLC
Series 2020-1A, Class A (A)	2.110	09-20-45	3,654,167	3,167,864
Willis Engine Structured Trust V
Series 2020-A, Class C (A)	6.657	03-15-45	516,818	359,886

	Par value^	Value
Escrow certificates 0.0%		$780
(Cost $0)
LSC Communications, Inc. (A)(E)(F)	400,000	780

18	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total investments (Cost $987,959,637) 97.4%	$977,276,962
Other assets and liabilities, net 2.6%	25,656,693
Total net assets 100.0%	$1,002,933,655

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $335,474,024 or 33.4% of the fund’s net assets as of 11-30-23.
(B)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(F)	Non-income producing security.
At 11-30-23, the aggregate cost of investments for federal income tax purposes was $993,597,980. Net unrealized depreciation aggregated to $16,321,018, of which $3,048,482 related to gross unrealized appreciation and $19,369,500 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	19

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-23 (unaudited)

Assets
Unaffiliated investments, at value (Cost $987,959,637)	$977,276,962
Cash	238,924
Interest receivable	9,718,936
Receivable for fund shares sold	1,283,888
Receivable for investments sold	25,430,049
Other assets	138,514
Total assets	1,014,087,273
Liabilities
Distributions payable	278,123
Payable for investments purchased	2,910,000
Payable for fund shares repurchased	7,765,313
Payable to affiliates
Accounting and legal services fees	69,004
Transfer agent fees	14,644
Trustees’ fees	742
Other liabilities and accrued expenses	115,792
Total liabilities	11,153,618
Net assets	$1,002,933,655
Net assets consist of
Paid-in capital	$1,045,606,741
Total distributable earnings (loss)	(42,673,086)
Net assets	$1,002,933,655

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($74,470,969 ÷ 8,079,053 shares)[1]	$9.22
Class C ($1,440,803 ÷ 156,168 shares)[1]	$9.23
Class I ($77,070,562 ÷ 8,360,602 shares)	$9.22
Class R6 ($25,106,766 ÷ 2,722,698 shares)	$9.22
Class NAV ($824,844,555 ÷ 89,493,737 shares)	$9.22
Maximum offering price per share
Class A (net asset value per share ÷ 97.75%)[2]	$9.43

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
20	JOHN HANCOCK Short Duration Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 11-30-23 (unaudited)

Investment income
Interest	$25,881,589
Expenses
Investment management fees	1,078,178
Distribution and service fees	91,899
Accounting and legal services fees	82,854
Transfer agent fees	85,590
Trustees’ fees	11,565
Custodian fees	128,055
State registration fees	58,878
Printing and postage	13,721
Professional fees	53,451
Other	32,632
Total expenses	1,636,823
Less expense reductions	(38,116)
Net expenses	1,598,707
Net investment income	24,282,882
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(5,650,194)
(5,650,194)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	8,121,447
8,121,447
Net realized and unrealized gain	2,471,253
Increase in net assets from operations	$26,754,135
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Short Duration Bond Fund	21

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-23 (unaudited)	Year ended 5-31-23
Increase (decrease) in net assets
From operations
Net investment income	$24,282,882	$29,728,281
Net realized loss	(5,650,194)	(11,963,347)
Change in net unrealized appreciation (depreciation)	8,121,447	4,507,328
Increase in net assets resulting from operations	26,754,135	22,272,262
Distributions to shareholders
From earnings
Class A	(1,521,785)	(1,872,126)
Class C	(28,415)	(41,224)
Class I	(1,779,525)	(2,415,252)
Class R6	(601,570)	(765,437)
Class NAV	(21,609,441)	(28,628,036)
Total distributions	(25,540,736)	(33,722,075)
From fund share transactions	(69,018,377)	573,865,379
Total increase (decrease)	(67,804,978)	562,415,566
Net assets
Beginning of period	1,070,738,633	508,323,067
End of period	$1,002,933,655	$1,070,738,633
22	JOHN HANCOCK Short Duration Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	11-30-23[1]	5-31-23	5-31-22	5-31-21	5-31-20[2]
Per share operating performance
Net asset value, beginning of period	$9.20	$9.47	$10.06	$9.90	$10.00
Net investment income[3]	0.20	0.32	0.16	0.18	0.18
Net realized and unrealized gain (loss) on investments	0.03	(0.23)	(0.48)	0.25	(0.03)
Total from investment operations	0.23	0.09	(0.32)	0.43	0.15
Less distributions
From net investment income	(0.21)	(0.36)	(0.26)	(0.27)	(0.25)
From net realized gain	—	—	(0.01)	—	—
Total distributions	(0.21)	(0.36)	(0.27)	(0.27)	(0.25)
Net asset value, end of period	$9.22	$9.20	$9.47	$10.06	$9.90
Total return (%)[4,5]	2.39[6]	1.08	(3.29)	4.39	1.56[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$74	$67	$16	$6	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.65[7]	0.66	0.65	0.72	0.84[7]
Expenses including reductions	0.64[7]	0.65	0.64	0.65	0.65[7]
Net investment income	4.28[7]	3.48	1.60	1.80	2.03[7]
Portfolio turnover (%)	35	76	49	55	58

[1]	Six months ended 11-30-23. Unaudited.
[2]	Period from 7-16-19 (commencement of operations) to 5-31-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Short Duration Bond Fund	23

CLASS C SHARES Period ended	11-30-23[1]	5-31-23	5-31-22	5-31-21	5-31-20[2]
Per share operating performance
Net asset value, beginning of period	$9.21	$9.48	$10.07	$9.90	$10.00
Net investment income[3]	0.16	0.24	0.08	0.11	0.13
Net realized and unrealized gain (loss) on investments	0.03	(0.22)	(0.47)	0.26	(0.04)
Total from investment operations	0.19	0.02	(0.39)	0.37	0.09
Less distributions
From net investment income	(0.17)	(0.29)	(0.19)	(0.20)	(0.19)
From net realized gain	—	—	(0.01)	—	—
Total distributions	(0.17)	(0.29)	(0.20)	(0.20)	(0.19)
Net asset value, end of period	$9.23	$9.21	$9.48	$10.07	$9.90
Total return (%)[4,5]	2.12[6]	0.22	(3.91)	3.61	0.90[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.40[8]	1.41	1.40	1.47	1.59[8]
Expenses including reductions	1.39[8]	1.40	1.39	1.40	1.40[8]
Net investment income	3.52[8]	2.65	0.84	1.07	1.47[8]
Portfolio turnover (%)	35	76	49	55	58

[1]	Six months ended 11-30-23. Unaudited.
[2]	Period from 7-16-19 (commencement of operations) to 5-31-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
24	JOHN HANCOCK Short Duration Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	11-30-23[1]	5-31-23	5-31-22	5-31-21	5-31-20[2]
Per share operating performance
Net asset value, beginning of period	$9.20	$9.47	$10.06	$9.90	$10.00
Net investment income[3]	0.21	0.35	0.18	0.20	0.18
Net realized and unrealized gain (loss) on investments	0.03	(0.24)	(0.48)	0.25	(0.01)
Total from investment operations	0.24	0.11	(0.30)	0.45	0.17
Less distributions
From net investment income	(0.22)	(0.38)	(0.28)	(0.29)	(0.27)
From net realized gain	—	—	(0.01)	—	—
Total distributions	(0.22)	(0.38)	(0.29)	(0.29)	(0.27)
Net asset value, end of period	$9.22	$9.20	$9.47	$10.06	$9.90
Total return (%)[4]	2.52[5]	1.33	(3.04)	4.64	1.75[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$77	$75	$25	$25	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	0.40[6]	0.41	0.40	0.47	0.60[6]
Expenses including reductions	0.39[6]	0.40	0.39	0.40	0.40[6]
Net investment income	4.52[6]	3.75	1.82	1.99	2.04[6]
Portfolio turnover (%)	35	76	49	55	58

[1]	Six months ended 11-30-23. Unaudited.
[2]	Period from 7-16-19 (commencement of operations) to 5-31-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Short Duration Bond Fund	25

CLASS R6 SHARES Period ended	11-30-23[1]	5-31-23	5-31-22	5-31-21	5-31-20[2]
Per share operating performance
Net asset value, beginning of period	$9.21	$9.47	$10.06	$9.90	$10.00
Net investment income[3]	0.21	0.36	0.19	0.22	0.20
Net realized and unrealized gain (loss) on investments	0.02	(0.23)	(0.48)	0.25	(0.01)
Total from investment operations	0.23	0.13	(0.29)	0.47	0.19
Less distributions
From net investment income	(0.22)	(0.39)	(0.29)	(0.31)	(0.29)
From net realized gain	—	—	(0.01)	—	—
Total distributions	(0.22)	(0.39)	(0.30)	(0.31)	(0.29)
Net asset value, end of period	$9.22	$9.21	$9.47	$10.06	$9.90
Total return (%)[4]	2.58[5]	1.43	(2.94)	4.76	1.88[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$25	$25	$2	$1	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.28[7]	0.30	0.30	0.37	0.48[7]
Expenses including reductions	0.27[7]	0.29	0.29	0.29	0.29[7]
Net investment income	4.64[7]	3.93	1.97	2.18	2.32[7]
Portfolio turnover (%)	35	76	49	55	58

[1]	Six months ended 11-30-23. Unaudited.
[2]	Period from 7-16-19 (commencement of operations) to 5-31-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
26	JOHN HANCOCK Short Duration Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	11-30-23[1]	5-31-23	5-31-22	5-31-21	5-31-20[2]
Per share operating performance
Net asset value, beginning of period	$9.20	$9.47	$10.06	$9.90	$10.00
Net investment income[3]	0.21	0.35	0.19	0.22	0.23
Net realized and unrealized gain (loss) on investments	0.03	(0.23)	(0.47)	0.25	(0.04)
Total from investment operations	0.24	0.12	(0.28)	0.47	0.19
Less distributions
From net investment income	(0.22)	(0.39)	(0.30)	(0.31)	(0.29)
From net realized gain	—	—	(0.01)	—	—
Total distributions	(0.22)	(0.39)	(0.31)	(0.31)	(0.29)
Net asset value, end of period	$9.22	$9.20	$9.47	$10.06	$9.90
Total return (%)[4]	2.58[5]	1.45	(2.93)	4.76	1.88[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$825	$902	$465	$508	$158
Ratios (as a percentage of average net assets):
Expenses before reductions	0.28[6]	0.29	0.29	0.36	0.47[6]
Expenses including reductions	0.27[6]	0.29	0.28	0.29	0.29[6]
Net investment income	4.65[6]	3.83	1.94	2.18	2.69[6]
Portfolio turnover (%)	35	76	49	55	58

[1]	Six months ended 11-30-23. Unaudited.
[2]	Period from 7-16-19 (commencement of operations) to 5-31-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Short Duration Bond Fund	27

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Short Duration Bond Fund (the fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income consistent with prudent investment risk.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology
28	JOHN HANCOCK Short Duration Bond Fund | SEMIANNUAL REPORT

used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2023, by major security category or type:
	Total value at 11-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$170,208,739	—	$170,208,739	—
Corporate bonds	655,283,452	—	655,283,452	—
Term loans	1,448,444	—	1,448,444	—
Collateralized mortgage obligations	13,013,473	—	13,013,473	—
Asset backed securities	137,322,074	—	137,322,074	—
Escrow certificates	780	—	—	$780
Total investments in securities	$977,276,962	—	$977,276,182	$780
Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
SEMIANNUAL REPORT | JOHN HANCOCK Short Duration Bond Fund	29

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2023, the fund had no borrowings under the line of credit. Commitment fees for the six months ended November 30, 2023 were $3,318.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2023, the fund has a short-term capital loss carryforward of $4,301,526 and a long-term capital loss carryforward of $14,372,242 available to offset future net realized capital gains. These carryforwards do not expire.
As of May 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
30	JOHN HANCOCK Short Duration Bond Fund | SEMIANNUAL REPORT

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to distributions payable and amortization and accretion on debt securities.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.220% of the first $250 million of the fund’s average daily net assets; and (b) 0.200% of the fund’s average daily net assets in excess of $250 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.29% of average daily net assets of the fund and expenses of Class A, Class C, Class I, and Class R6 shares exceed 0.65%, 1.40%, 0.40%, and 0.29%, respectively, of average daily net assets attributable to the class. Expenses of the fund means all expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. Expenses of Class A, Class C, Class I, and Class R6 shares means all expenses of the fund attributable to the applicable class plus class-specific expenses. Each agreement expires on September 30, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
SEMIANNUAL REPORT | JOHN HANCOCK Short Duration Bond Fund	31

For the six months ended November 30, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$2,432
Class C	55
Class I	2,702
Class	Expense reduction
Class R6	$892
Class NAV	32,035
Total	$38,116

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2023, were equivalent to a net annual effective rate of 0.20% of the fund’s average daily net assets.
Accounting and legal services.  Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended November 30, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $47,693 for the six months ended November 30, 2023. Of this amount, $8,908 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $38,785 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within 18 months of purchase are subject to a 0.50% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2023, CDSCs received by the Distributor amounted to $1,298 and $22 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6
32	JOHN HANCOCK Short Duration Bond Fund | SEMIANNUAL REPORT

Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended November 30, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$84,339	$39,952
Class C	7,560	895
Class I	—	44,233
Class R6	—	510
Total	$91,899	$85,590
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$1,800,000	1	5.810%	$291
Note 5—Fund share transactions
Transactions in fund shares for the six months ended November 30, 2023 and for the year ended May 31, 2023 were as follows:
	Six Months Ended 11-30-23		Year Ended 5-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,843,212	$26,045,821	9,836,880	$90,950,411
Distributions reinvested	165,834	1,521,195	202,421	1,868,087
Repurchased	(2,163,583)	(19,851,239)	(4,451,518)	(41,121,951)
Net increase	845,463	$7,715,777	5,587,783	$51,696,547
Class C shares
Sold	44,700	$409,467	157,206	$1,458,153
Distributions reinvested	3,085	28,322	4,460	41,202
Repurchased	(49,921)	(457,783)	(88,455)	(818,254)
Net increase (decrease)	(2,136)	$(19,994)	73,211	$681,101
SEMIANNUAL REPORT | JOHN HANCOCK Short Duration Bond Fund	33

	Six Months Ended 11-30-23		Year Ended 5-31-23
	Shares	Amount	Shares	Amount
Class I shares
Sold	2,724,796	$24,979,924	12,333,254	$113,912,159
Distributions reinvested	193,984	1,779,511	261,592	2,415,228
Repurchased	(2,723,926)	(24,970,116)	(7,088,013)	(65,519,222)
Net increase	194,854	$1,789,319	5,506,833	$50,808,165
Class R6 shares
Sold	735,257	$6,738,381	3,308,576	$30,599,787
Distributions reinvested	65,539	601,541	82,871	764,730
Repurchased	(820,214)	(7,524,844)	(883,767)	(8,158,252)
Net increase (decrease)	(19,418)	$(184,922)	2,507,680	$23,206,265
Class NAV shares
Sold	1,676,178	$15,382,051	58,560,632	$535,782,897
Distributions reinvested	2,355,763	21,609,441	3,100,946	28,628,036
Repurchased	(12,589,942)	(115,310,049)	(12,661,971)	(116,937,632)
Net increase (decrease)	(8,558,001)	$(78,318,557)	48,999,607	$447,473,301
Total net increase (decrease)	(7,539,238)	$(69,018,377)	62,675,114	$573,865,379
Affiliates of the fund owned 5% and 100% of shares of Class R6 and Class NAV, respectively, on November 30, 2023. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $135,234,196 and $182,284,613, respectively, for the six months ended November 30, 2023. Purchases and sales of U.S. Treasury obligations aggregated $222,791,832 and $265,044,377, respectively, for the six months ended November 30, 2023.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At November 30, 2023, funds within the John Hancock group of funds complex held 82.3% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	26.1%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	15.1%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	13.1%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	10.1%
34	JOHN HANCOCK Short Duration Bond Fund | SEMIANNUAL REPORT

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Bond Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Short Duration Bond Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 26–29, 2023 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 30–June 1, 2023. The Trustees who are not "interested persons" of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 26–29, 2023, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	35

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
36	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the three-year period ended December 31, 2022, and for the period from July 31, 2019 through December 31, 2022, and underperformed for the one-year period. The Board also noted that the fund outperformed its peer group median for the one- and three-year periods ended December 31, 2022 and for the period from July 31, 2019 through December 31, 2022. The Board took into account management’s discussion of the fund’s performance, including the fund’s favorable performance relative to the benchmark index for the three-year period and the period from July 31, 2019 through December 31, 2022, and the peer group median for the one- and three-year periods and the period from July 31, 2019 through December 31, 2022. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund and net total expenses for the fund are lower than the peer group median.
The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management
SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	37

fee schedule that reduce management fees as assets increase. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
38	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	39

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
40	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Jeffrey N. Given, CFA
Howard C. Greene, CFA
Connor Minnaar, CFA
Pranay Sonalkar, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	41

John Hancock family of funds
U.S. EQUITY FUNDS

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Classic Value
Disciplined Value
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Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Dynamic Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
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FIXED-INCOME FUNDS

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High Yield Municipal Bond
Income
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Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Disciplined Value International Select ETF
John Hancock Dynamic Municipal Bond ETF
John Hancock Fundamental All Cap Core ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

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John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Short Duration Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3267926	472SA 11/23
1/2024

ITEM 2. CODE OF ETHICS.

Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not Applicable.

(b)Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a)The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N- CSR. See attached "John Hancock Funds – Nominating and Governance Committee Charter"

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bond Trust

By:	/s/ Kristie M. Feinberg
Kristie M. Feinberg
President
Date:	January 12, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
Kristie M. Feinberg
President
Date:	January 12, 2024
By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date:	January 12, 2024